UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22641

__Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: _5/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter
May 31, 2015

Franklin K2 Alternative Strategies Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Franklin K2 Alternative Strategies
Fund	3
Performance Summary	7
Your Fund’s Expenses	12
Consolidated Financial Highlights and
Consolidated Statement of
Investments	14
Consolidated Financial Statements	73
Notes to Consolidated Financial
Statements	77
Report of Independent Registered
Public Accounting Firm	94
Tax Information	95
Board Members and Officers	96
Shareholder Information	101

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Annual Report

Franklin K2 Alternative Strategies Fund

We are pleased to bring you Franklin K2 Alternative Strategies Fund’s annual report for the fiscal year ended May 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to long short equity, relative value, event driven and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple investment managers (subadvisors), while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); and debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares delivered a +5.53% cumulative total return for the 12 months under review. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill (T-Bill) Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.02% total return.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, produced a +1.11% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Strategy Allocation

Based on Total Investments as of 5/31/15

Economic and Market Overview

The global economy expanded moderately during the 12 months under review despite slowing growth in some countries. As measured by the MSCI World Index, stocks in global developed markets advanced overall during the 12-month period amid a generally accommodative monetary policy environment and signs of economic improvement in Europe and Japan. Prices of oil and other commodities declined sharply during the 12-month period owing largely to strong global supply.

U.S. economic growth moderated, especially in the second half of the period. In 2015’s first quarter, low energy prices, U.S. dollar strength and a labor dispute at West Coast ports led exports to decline. Lower business investment and state and local government spending also weighed on the economy, while increases in consumer spending and private inventory investment offered some support. In October, the U.S. Federal Reserve Board (Fed) ended its expansion of its bond buying program and kept its target interest rate at 0%–0.25% while considering when it might be appropriate to raise it. In its April meeting, the Fed attributed the economy’s first-quarter slowdown to transitory factors. The Fed reiterated that it would raise interest rates when it saw further improvement in the labor market and was reasonably confident that inflation would move back to its 2% objective over the medium term.

1. Source: Morningstar.
2. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund
Research, Inc., which does not endorse or approve of any of the contents of this report.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page 19.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Outside the U.S., the U.K. economy grew relatively well through 2014, aided by the services and manufacturing sectors but moderated in 2015’s first quarter as the construction, mining and agriculture sectors contracted. Near period-end, the Conservative Party’s unexpected victory in the U.K. general elections supported investor sentiment. In the eurozone, economic growth improved during the 12-month period. Spain expanded at a solid pace, and France and Italy returned to growth in 2015’s first quarter. However, Germany, the region’s largest economy, slowed during the first quarter amid sluggish exports. In June and September 2014, the European Central Bank (ECB) reduced interest rates. The ECB also expanded asset purchases to boost inflation and the economy. The region was adversely affected by deflationary pressures and the crisis in Ukraine; however it, benefited from lower oil prices, a weaker euro that helped exports, the ECB’s accommodative policy and an improved 2015 eurozone growth forecast.

The Bank of Japan (BOJ) broadened its stimulus measures amid weak domestic demand and lower inflation. In December, Japan’s ruling coalition was reelected and announced a new stimulus package to revive economic growth. The country exited recession in the fourth quarter, supported largely by exports. The Japanese economy continued to grow in 2015’s first quarter, driven by an increase in private demand as business investment and private consumption rose. Near period-end, the BOJ lowered its economic growth and inflation forecasts and maintained its monetary policy.

In emerging markets, economic growth generally moderated. Brazil continued to face headwinds such as high inflation, lower commodity prices and a severe drought. To reduce a widening fiscal deficit and regain investors’ confidence after a first-quarter 2015 decline in growth, Brazil’s government approved austerity measures that curbed social security and labor benefits. Central bank actions varied across emerging markets, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks, as measured by the MSCI Emerging Markets Index, were fairly flat for the 12-month period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. The allocations to specific subadvisors may change from time to time based upon our assessment of their correlations to various markets and to each other, their risk profiles and return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and common stock indexes (through the use of derivatives or through a short position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract, or a future, is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is a swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

An interest-rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

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What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (writer) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract, or currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Manager’s Discussion

All four strategies in which the Fund’s assets were allocated contributed to performance for the period, led by long short equity and global macro.

The Fund’s long short equity strategy managers were Chilton Investment Company, Impala Asset Management, Independence Capital Asset Partners, Jennison Associates and Wellington Management Company. During this period, we removed Independence Capital from the Fund. Following a period of underperformance, the manager decided to close its firm. In aggregate, all five subadvisors contributed positive performance for the period, led by Jennison and Wellington.

For Jennison, stock selection in health care aided returns, largely due to long holdings in biotechnology and pharmaceutical companies. A series of successful Food and Drug Administration trials, favorable drug pricing trends and a wave of acquisition activity helped drive positive performance. For Wellington, exposures in technology and consumer non-cyclicals drove positive returns, as did several holdings tied to the business services industry. Continued industry consolidation, specifically linked to the business process solutions segment, served as a positive catalyst during the period.

Overall, the managers generally benefited from an improving relative return environment where stock price dispersion created opportunities to potentially gain from both long and short positions. For example, when oil prices declined in October, energy companies with low cost structures were not as sensitive to the decline as high cost producers. Capital goods companies, whose growth had been driven by oil price increases, came under pressure. Conversely, airlines, cruise lines and shippers benefited from cheaper crude oil.

Subadvisors
5/31/15

Long Short Equity
Chilton Investment Company, LLC
Impala Asset Management, LLC
Jennison Associates, LLC
Wellington Management Company, LLP
Event Driven
P. Schoenfeld Asset Management L.P.
York Registered Holdings, L.P.
Relative Value
Basso Capital Management, L.P.
Chatham Asset Management, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
Global Macro
EMSO Partners Limited
Graham Capital Management, L.P.

Equity index hedging across all five managers in the strategy weighed on returns. Hedges significantly detracted as equity markets broadly continued to rally over the reporting period. Additionally, a number of long positions in the energy sector suffered large losses amid a crude oil price decline during 2014’s fourth quarter. Although managers held limited exposures to direct oil exploration and production companies, holdings in several energy services firms detracted from performance due to falling end-market demand trends. Long exposure to the Chinese gaming segment, particularly through casino resort positions, also hindered the Fund as anti-corruption and regulatory efforts in the region threatened Macau-based revenues.

Net and gross exposures within the long short strategy remained relatively unchanged throughout the period. Managers maintained elevated gross and net exposures but sought to take advantage of market volatility to reposition their portfolios in new opportunities as old holdings approached their respective price targets.

What is net exposure?

Net exposure is the percentage difference between a hedge fund’s long and short exposure, and is a measure of a fund’s exposure to market fluctuations. A fund has a net long, or bullish, exposure if the percentage invested in long positions exceeds the percentage invested in short positions, and has a net short, or bearish, position if short positions exceed long positions. If the percentage invested in long positions equals the investment in short positions, net exposure is zero or neutral.

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What is gross exposure?

Gross exposure equals the value of long positions and short positions, and can be expressed either in dollar terms or percentage terms. It indicates total exposure to financial markets and provides an insight into the investment amount at risk from market fluctuations. The higher the gross exposure, the bigger the potential loss (or gain).

Our global macro exposure was primarily through assets managed by Graham Capital Management, though we added a small portion through EMSO Partners Limited in the period’s final two months. Graham contributed measurably to performance, while EMSO had a flat result. Graham’s tactical trend-following strategy performed well due to strong trends across asset classes. Developed market fixed income securities generally rallied throughout the period largely as a result of accommodative monetary policy from central banks and decreases in growth expectations. The U.S. dollar rallied significantly due to expectations for the Fed to begin tightening policy in 2015. Short commodities positioning contributed, particularly in energy where oil prices fell substantially. Long equity positioning contributed modestly as equity prices generally appreciated. Graham gave back some of these gains last April mostly due to a sharp reversal in trends. However, its risk-management framework helped limit the extent of the losses.

The Fund’s event driven strategy managers were P. Schoenfeld Asset Management and York Registered Holdings. Although the strategy delivered positive performance for the period, returns reflected elevated levels of volatility, particularly in 2014’s latter half. For the year under review, P. Schoenfeld had a modest negative return, while York produced a solid gain. Positive performance drivers for the period were diverse, and included a number of one-time company events such as mergers, restructurings and special dividends for companies in a variety of sectors including technology, communications and consumer noncyclical. Conversely, detractors were concentrated among several announced mergers that failed to reach completion, most notably in the pharmaceutical and telecommunication sectors. The resulting negative performance from these sectors significantly pared gains elsewhere in the strategy’s portfolio, with portfolio-level hedges further adding to losses.

Our relative value strategy managers were Basso Capital Management, Chatham Asset Management, Lazard Asset Management and Loomis Sayles & Company. In aggregate, the strategy delivered a modest positive return for the period with three of the four subadvisors (Basso, Lazard and Loomis Sayles) contributing to performance. Chatham was the only manager to post a decline, as its exposures to corporate bonds in the communications and energy sectors dragged on returns. Loomis

Sayles produced gains mostly though currency forwards, convertible bonds and corporate bonds, while bond futures detracted. Overall, increased fixed income market volatility in late 2014 hampered the strategy, although its effects varied by manager. Hedged investments in fixed income and convertible bond strategies seemed to fare better in the volatile environment, while allocations with greater market exposure were negatively affected. Results in early 2015 were stronger for all of the managers in the group, as high yield, convertible bonds and fixed income strategies were all positive. Conversely, hedges held within this manager group detracted during the period.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of May 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	5/31/15	5/31/14		Change
A (FAAAX)	$11.16	$10.64	+$	0.52
C (FASCX)	$11.09	$10.60	+$	0.49
R (FSKKX)	$11.15	$10.62	+$	0.53
R6 (FASRX)	$11.18	$10.66	+$	0.52
Advisor (FABZX)	$11.18	$10.65	+$	0.53

Distributions (6/1/14–5/31/15)

Dividend
Share Class	Income
A	$0.0668
C	$0.0258
R	$0.0408
R6	$0.0952
Advisor	$0.0930

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND
PERFORMANCE SUMMARY

Performance as of 5/31/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

							Average Annual	Total Annual Operating Expenses[6]
		Cumulative		Average Annual	Value of $10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(6/30/15)[5]	(with waiver)	(without waiver)
A								2.82%	3.71%
1-Year	+	5.53%		-0.54%	$9,946		-3.17%
Since Inception (10/11/13)	+	12.73%	+	3.77%	$10,625	+	2.78%
C								3.52%	4.41%
1-Year	+	4.87%	+	3.87%	$10,387	+	1.11%
Since Inception (10/11/13)	+	11.60%	+	6.94%	$11,160	+	5.70%
R								3.02%	3.91%
1-Year	+	5.39%	+	5.39%	$10,539	+	2.15%
Since Inception (10/11/13)	+	12.66%	+	7.56%	$11,266	+	5.90%
R6								2.45%	3.34%
1-Year	+	5.80%	+	5.80%	$10,580	+	3.12%
Since Inception (10/11/13)	+	12.92%	+	7.71%	$11,292	+	6.71%
Advisor								2.52%	3.41%
1-Year	+	5.88%	+	5.88%	$10,588	+	3.19%
Since Inception (10/11/13)	+	13.20%	+	7.88%	$11,320	+	6.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. These differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment[1] (continued)

Advisor Class (10/11/13–5/31/15)	Average Annual Total Return
	Advisor Class	5/31/15

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing, and allocating Fund assets. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell at the price at which the Fund has valued the securities. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Class R6: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/15 and a fee waiver related to the management fee paid by a subsidiary. Fund invest-
ment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The BofA Merrill Lynch 3-Month U.S. T-Bill Index is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months.
8. Source: Factset. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund
Research, Inc., which does not endorse or approve of any of the contents of this report. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is composed of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 12/1/14	Value 5/31/15	Period* 12/1/14–5/31/15
A
Actual	$1,000	$1,028.30	$14.51
Hypothetical (5% return before expenses)	$1,000	$1,010.62	$14.39
C
Actual	$1,000	$1,024.60	$17.92
Hypothetical (5% return before expenses)	$1,000	$1,007.23	$17.77
R
Actual	$1,000	$1,026.80	$15.46
Hypothetical (5% return before expenses)	$1,000	$1,009.67	$15.33
R6
Actual	$1,000	$1,029.00	$12.60
Hypothetical (5% return before expenses)	$1,000	$1,012.52	$12.49
Advisor
Actual	$1,000	$1,029.80	$12.96
Hypothetical (5% return before expenses)	$1,000	$1,012.17	$12.84

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.87%; C: 3.55%;
R: 3.06%; R6: 2.49% and Advisor: 2.56%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Consolidated Financial Highlights
Franklin K2 Alternative Strategies Fund
	Year End May 31,
	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.64	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.11)	(0.02)
Net realized and unrealized gains (losses)	0.70	0.70
Total from investment operations	0.59	0.68
Less distributions from net investment income	(0.07)	(0.04)
Net asset value, end of year	$11.16	$10.64

Total return[d]	5.53%	6.82%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.40%	3.33%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.99%[g]	2.83%
Expenses incurred in connection with securities sold short	0.65%	0.56%
Net investment income (loss)	(0.95)%	(0.35)%

Supplemental data
Net assets, end of year (000’s)	$148,991	$96,889
Portfolio turnover rate	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

14 Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL H IGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Year End May 31,
	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.60	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.17)	(0.08)
Net realized and unrealized gains (losses)	0.69	0.72
Total from investment operations	0.52	0.64
Less distributions from net investment income	(0.03)	(0.04)
Net asset value, end of year	$11.09	$10.60

Total return[d]	4.87%	6.42%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	4.04%	4.03%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.63%[g]	3.53%
Expenses incurred in connection with securities sold short	0.65%	0.56%
Net investment income (loss)	(1.59)%	(1.05)%

Supplemental data
Net assets, end of year (000’s)	$37,937	$16,618
Portfolio turnover rate	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Annual Report 15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL H IGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Year End May 31,
	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.62	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.16)	(0.05)
Net realized and unrealized gains (losses)	0.73	0.71
Total from investment operations	0.57	0.66
Less distributions from net investment income	(0.04)	(0.04)
Net asset value, end of year	$11.15	$10.62

Total return[d]	5.39%	6.62%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.57%	3.63%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.16%[g]	3.13%
Expenses incurred in connection with securities sold short	0.65%	0.56%
Net investment income (loss)	(1.12)%	(0.65)%

Supplemental data
Net assets, end of year (000’s)	$9,173	$11,660
Portfolio turnover rate	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

16 Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL H IGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Year End May 31,
	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.66	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.08)	(0.01)
Net realized and unrealized gains (losses)	0.70	0.71
Total from investment operations	0.62	0.70
Less distributions from net investment income	(0.10)	(0.04)
Net asset value, end of year	$11.18	$10.66

Total return[d]	5.80%	7.02%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	2.98%	3.19%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.60%[g]	2.69%
Expenses incurred in connection with securities sold short	0.65%	0.56%
Net investment income (loss)	(0.56)%	(0.21)%

Supplemental data
Net assets, end of year (000’s)	$239,754	$215,526
Portfolio turnover rate	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Annual Report 17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL H IGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Year End May 31,
	2015	2014 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.65	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.02)
Net realized and unrealized gains (losses)	0.64	0.71
Total from investment operations	0.62	0.69
Less distributions from net investment income	(0.09)	(0.04)
Net asset value, end of year	$11.18	$10.65

Total return[d]	5.88%	6.92%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.07%	3.21%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.66%[g]	2.71%
Expenses incurred in connection with securities sold short	0.65%	0.56%
Net investment income (loss)	(0.62)%	(0.23)%

Supplemental data
Net assets, end of year (000’s)	$329,139	$54,593
Portfolio turnover rate	295.81%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).
gBenefit of expense reduction rounds to less than 0.01%.

18 Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, May 31, 2015

Franklin K2 Alternative Strategies Fund
	Country	Shares	Value
Common Stocks and Other Equity Interests 43.2%
Aerospace & Defense 0.6%
[a]B/E Aerospace Inc	United States	22,151	$1,270,139
[b]MacDonald Dettwiler & Associates Ltd	Canada	1,368	107,682
[a]TransDigm Group Inc	United States	10,202	2,306,060
United Technologies Corp	United States	6,754	791,366
			4,475,247
Air Freight & Logistics 0.4%
[a]FedEx Corp	United States	16,464	2,851,894
Airlines 0.9%
[b]Air Canada, B	Canada	20,893	231,174
Alaska Air Group Inc	United States	6,350	410,464
American Airlines Group Inc	United States	45,844	1,942,410
[b,c,d]AMR Corp., Contingent Distribution	United States	3,268	—
[a]Delta Air Lines Inc	United States	42,817	1,837,706
[b]International Consolidated Airlines Group SA	United Kingdom	135,472	1,147,085
Southwest Airlines Co	United States	10,150	376,058
[b]Spirit Airlines Inc	United States	1,692	107,560
[b,e]United Continental Holdings Inc	United States	3,267	178,346
[b,f]Wizz Air Holdings PLC, 144A	Switzerland	18,707	434,594
			6,665,397
Auto Components 0.1%
Continental AG	Germany	1,042	240,616
Cie Generale des Etablissements Michelin	France	4,459	477,830
			718,446
Automobiles 0.3%
[b]Peugeot SA	France	90,398	1,886,394
[a,b]Tesla Motors Inc	United States	2,760	692,208
			2,578,602
Banks 0.5%
[a]Bank of America Corp	United States	13,791	227,551
[b,e]Commerzbank AG	Germany	42,389	564,023
[a]Great Western Bancorp Inc	United States	11,117	257,692
KBC Groep NV	Belgium	1,438	96,419
Mitsubishi UFJ Financial Group Inc	Japan	13,500	100,199
Mizuho Financial Group Inc	Japan	48,600	107,526
Sumitomo Mitsui Financial Group Inc	Japan	3,400	155,324
Swedbank AB	Sweden	6,064	142,239
[a]Wells Fargo & Co	United States	33,474	1,873,205
			3,524,178
Beverages 1.4%
[a]Anheuser-Busch InBev NV, ADR	Belgium	23,667	2,853,294
[a]Brown-Forman Corp., B	United States	16,066	1,514,542
[a]Constellation Brands Inc., A	United States	15,009	1,769,411
Cott Corp	Canada	8,400	80,556
Davide Campari-Milano SpA	Italy	44,011	335,943
Heineken NV	Netherlands	19,825	1,553,339
Molson Coors Brewing Co., B	United States	34,716	2,547,460

franklintempleton.com

Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Beverages (continued)
Pernod Ricard SA	France	3,190	$394,327
			11,048,872
Biotechnology 3.0%
[b]ACADIA Pharmaceuticals Inc	United States	7,618	313,862
[b]Acorda Therapeutics Inc	United States	3,412	103,998
[b]Adaptimmune Therapeutics PLC, ADR	United Kingdom	3,463	53,434
[b]Aduro Biotech Inc	United States	1,005	33,949
[b]Affimed NV	Germany	11,509	120,039
[a,b]Agios Pharmaceuticals Inc	United States	1,610	196,452
[a,b]Alexion Pharmaceuticals Inc	United States	4,245	695,501
[a,b]Alnylam Pharmaceuticals Inc	United States	9,890	1,296,480
[b]Amicus Therapeutics Inc	United States	12,330	151,782
[b]Anacor Pharmaceuticals Inc	United States	2,208	157,254
[b]Applied Genetic Technologies Corp	United States	8,369	167,798
[b]Atara Biotherapeutics Inc	United States	6,054	256,447
[b]Avalanche Biotechnologies Inc	United States	998	37,205
[b]Bellicum Pharmaceuticals Inc	United States	2,274	56,259
[b]BioCryst Pharmaceuticals Inc	United States	11,148	124,969
[a,b]Biogen Idec Inc	United States	3,507	1,392,244
[a,b]BioMarin Pharmaceutical Inc	United States	22,882	2,873,293
[b]Bluebird Bio Inc	United States	5,760	1,118,880
[b]Cara Therapeutics Inc	United States	2,846	27,094
[a,b]Celgene Corp	United States	11,082	1,268,224
[b]Chimerix Inc	United States	4,919	205,860
[b]Coherus Biosciences Inc	United States	4,296	105,553
[b]Conatus Pharmaceuticals Inc	United States	6,497	35,409
[b]Concert Pharmaceuticals Inc	United States	4,091	65,415
[b]Dyax Corp	United States	19,482	513,156
[b]EPIRUS Biopharmaceuticals Inc	United States	20,417	110,048
[b]Epizyme Inc	United States	2,526	47,918
[b]Esperion Therapeutics Inc	United States	864	92,889
[b]Exelixis Inc	United States	11,879	37,419
[b]Fibrocell Science Inc	United States	21,949	101,404
[b]Flexion Therapeutics Inc	United States	4,228	84,179
[a,b]Gilead Sciences Inc	United States	5,581	626,579
[b]Idera Pharmaceuticals Inc	United States	21,866	83,965
[b]Immune Design Corp	United States	1,995	43,551
[a,b]Incyte Corp. Ltd	United States	16,139	1,777,711
[b]Inotek Pharmaceuticals Corp	United States	10,152	59,288
[b]Insmed Inc	United States	10,759	236,052
[a,b]Intercept Pharmaceuticals Inc	United States	3,803	970,507
[b]Invitae Corp	United States	330	4,108
[b]Kindred Biosciences Inc	United States	18,995	122,518
[a,b]KYTHERA Biopharmaceuticals Inc	United States	2,312	116,455
[b]MacroGenics Inc	United States	1,150	37,202
[b]Medgenics Inc	United States	8,461	63,880
[b]Neurocrine Biosciences Inc	United States	7,853	344,433
[b]Nexvet Biopharma PLC	Ireland	3,167	14,410
[b]Otonomy Inc	United States	11,489	281,710

20 Annual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a,b]OvaScience Inc	United States	19,349	$656,512
[b]Portola Pharmaceuticals Inc	United States	8,291	346,730
[b]ProQR Therapeutics NV	Netherlands	3,761	68,601
[b]Prothena Corp. PLC	Ireland	4,961	195,662
[b]Regeneron Pharmaceuticals Inc	United States	1,430	732,961
[b]Regulus Therapeutics Inc	United States	5,130	72,436
[b]Retrophin Inc	United States	7,105	224,802
[a,b]Sangamo BioSciences Inc	United States	17,200	210,700
[b]Synageva BioPharma Corp	United States	8,176	1,744,840
[a,b]Synta Pharmaceuticals Corp	United States	61,266	131,109
[b]Tesaro Inc	United States	3,108	182,626
[b]Ultragenyx Pharmaceutical Inc	United States	7,154	622,398
[b]Verastem Inc	United States	5,013	43,362
[a,b]Vertex Pharmaceuticals Inc	United States	4,287	549,979
[b]Xencor Inc	United States	6,400	116,096
[b]Zafgen Inc	United States	1,989	64,762
			22,590,359
Building Products 0.3%
[a]Fortune Brands Home & Security Inc	United States	46,135	2,115,751
Capital Markets 0.0%†
[b,f,g]Huatai Securities Co. Ltd., 144A	China	67,403	215,588
Chemicals 2.1%
[a]Air Products & Chemicals Inc	United States	22,576	3,313,254
Akzo Nobel NV	Netherlands	25,844	1,968,458
[a]Ecolab Inc	United States	4,918	563,849
[a]FMC Corp	United States	25,886	1,479,903
LyondellBasell Industries NV, A	United States	5,443	550,287
[a]The Sherwin-Williams Co	United States	9,402	2,709,468
Sigma-Aldrich Corp	United States	6,535	910,325
[a,b]WR Grace & Co	United States	48,120	4,712,392
			16,207,936
Commercial Services & Supplies 0.4%
[b]Atento SA	Luxembourg	44,855	584,461
Edenred	France	26,709	674,692
[b]Metalico Inc	United States	128,489	42,774
MSA Safety Inc	United States	31,213	1,395,221
Tyco International Ltd	United States	6,065	244,783
West Corp	United States	6,555	200,583
			3,142,514
Communications Equipment 0.7%
[b]Arista Networks Inc	United States	7,670	536,210
[a,b]Ciena Corp	United States	20,225	487,827
[a]Cisco Systems Inc	United States	47,191	1,383,168
[a,b]F5 Networks Inc	United States	2,735	343,762
Nokia Corp., ADR	Finland	49,914	363,873
Nokia OYJ, A	Finland	130,347	951,297
[b]Palo Alto Networks Inc	United States	879	148,982
QUALCOMM Inc	United States	9,505	662,308

franklintempleton.com

Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Communications Equipment (continued)
[b]Radware Ltd	Israel	24,350	$574,904
			5,452,331
Construction Materials 0.9%
Buzzi Unicem SpA	Italy	94,052	1,438,928
[a,b]Cemex SAB de CV	Mexico	47,470	441,471
Eagle Materials Inc	United States	21,164	1,766,771
Martin Marietta Materials Inc	United States	12,559	1,871,417
[b]Summit Materials Inc., A	United States	38,407	1,056,192
			6,574,779
Consumer Finance 0.0%†
[b]Springleaf Holdings Inc	United States	2,765	131,393
[b]Unifin Financiera SAPI de CV SOFOM ENR	Mexico	40,099	82,808
			214,201
Containers & Packaging 0.0%†
[b]Berry Plastics Group Inc	United States	6,785	227,094
[b]Intertape Polymer Group Inc	Canada	7,403	115,545
			342,639
Diversified Financial Services 0.7%
[b]Boulevard Acquisition Corp	United States	4,071	45,839
ING Groep NV	Netherlands	105,289	1,731,689
[a]Moody’s Corp	United States	25,838	2,793,088
[a]MSCI Inc	United States	10,925	677,896
			5,248,512
Diversified Telecommunication Services 0.2%
Swisscom AG	Switzerland	1,678	972,146
[b,e]Telecom Italia SpA	Italy	398,676	488,657
Telecom Italia SpA, RSP	Italy	137,677	136,089
			1,596,892
Electric Utilities 0.0%†
Pepco Holdings Inc	United States	13,140	358,065
Electrical Equipment 0.0%†
[b]SolarCity Corp	United States	1,204	72,384
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity Ltd	United States	7,275	501,975
Energy Equipment & Services 0.6%
[a]Baker Hughes Inc	United States	44,979	2,899,346
[a,b]Dresser-Rand Group Inc	United States	20,983	1,775,162
Halliburton Co	United States	991	44,992
			4,719,500
Food & Staples Retailing 0.8%
[a]Costco Wholesale Corp	United States	27,599	3,935,341
CVS Health Corp	United States	8,621	882,618
The Kroger Co	United States	21,695	1,579,396
			6,397,355

22 Annual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Food Products 1.6%
[a]Kraft Foods Group Inc	United States	50,899	$4,298,420
[b]The Hain Celestial Group Inc	United States	7,517	475,601
The JM Smucker Co	United States	12,000	1,422,600
Lindt & Spruengli AG	Switzerland	44	2,767,059
Mead Johnson Nutrition Co., A	United States	34,087	3,316,665
			12,280,345
Health Care Equipment & Supplies 1.2%
[a]Becton Dickinson and Co	United States	22,558	3,169,625
[b]DBV Technologies SA, ADR	France	3,806	89,593
[a,b]Derma Sciences Inc	United States	9,034	59,263
[b]GenMark Diagnostics Inc	United States	17,456	160,071
[b]IDEXX Laboratories Inc	United States	22,295	3,023,202
[b]Innocoll AG, ADR	Germany	3,481	40,623
[b]InspireMD Inc	United Kingdom	20,365	4,686
Medtronic PLC	United States	34,130	2,604,802
[b]Nevro Corp	United States	555	28,211
[b]Novadaq Technologies Inc	Canada	11,632	116,436
[b]Tornier NV	United States	2,648	70,384
			9,366,896
Health Care Providers & Services 1.5%
[b]Acadia Healthcare Co. Inc	United States	6,945	514,902
Aetna Inc	United States	8,318	981,274
AmerisourceBergen Corp	United States	4,114	463,072
[a,b]Brookdale Senior Living Inc	United States	6,923	260,928
Celesio AG	Germany	61,856	1,799,972
[a,b]Centene Corp	United States	12,950	975,653
[a]Cigna Corp	United States	5,432	764,989
[b]Community Health Systems Inc	United States	27,875	449
[b]DaVita HealthCare Partners Inc	United States	5,405	452,831
[b]Envision Healthcare Holdings Inc	United States	8,078	298,482
[a,b]HCA Holdings Inc	United States	7,845	641,956
Humana Inc	United States	8,020	1,721,493
McKesson Corp	United States	4,229	1,003,246
[b]Molina Healthcare Inc	United States	4,254	309,436
Omnicare Inc	United States	4,928	469,589
[a,b]Premier Inc., A	United States	2,574	98,636
[a]UnitedHealth Group Inc	United States	2,837	341,036
[a]Universal Health Services Inc., B	United States	4,343	562,766
			11,660,710
Health Care Technology 0.0%†
[b]IMS Health Holdings Inc	United States	10,530	313,373
Hotels, Restaurants & Leisure 2.4%
Ainsworth Game Technology Ltd	Australia	65,053	154,182
[a]Bloomin’ Brands Inc	United States	61,246	1,375,585
[a,b]Buffalo Wild Wings Inc	United States	14,065	2,147,304
Carnival Corp	United States	40,239	1,864,273
[b]Chipotle Mexican Grill Inc	United States	602	370,543
[a]Domino’s Pizza Inc	United States	21,488	2,334,886

franklintempleton.com

Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Hotels, Restaurants & Leisure (continued)
[b]Hilton Worldwide Holdings Inc	United States	27,641	$800,483
McDonald’s Corp	United States	14,385	1,379,953
[b]MGM Resorts International	United States	52,527	1,053,166
[a]Sonic Corp	United States	71,288	2,148,620
[a]Starbucks Corp	United States	39,987	2,077,725
Starwood Hotels & Resorts Worldwide Inc	United States	19,384	1,604,220
Yum! Brands Inc	United States	11,635	1,048,430
			18,359,370
Household Durables 0.4%
[a,b]GoPro Inc	United States	16,680	925,073
Lennar Corp., A	United States	14,154	660,001
[a]The Ryland Group Inc	United States	35,219	1,481,663
[b]Tempur Sealy International Inc	United States	5,302	315,946
			3,382,683
Household Products 0.1%
Church & Dwight Co. Inc	United States	10,154	852,631
Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd	Hong Kong	147,348	2,153,856
Insurance 0.1%
PartnerRe Ltd	United States	988	129,853
W.R. Berkley Corp	United States	8,063	395,087
			524,940
Internet & Catalog Retail 0.5%
[a,b]Amazon.com Inc	United States	2,205	946,452
Expedia Inc	United States	4,350	466,581
[b,e]Netflix Inc	United States	460	287,068
[b]Orbitz Worldwide Inc	United States	57,200	644,644
Travelport Worldwide Ltd	Bermuda	6	92
[a,b]TripAdvisor Inc	United States	6,240	475,862
[b]Wayfair Inc., A	United States	33,302	995,397
			3,816,096
Internet Software & Services 1.1%
[a,b]Akamai Technologies Inc	United States	14,154	1,079,526
[a,b,e]Alibaba Group Holding Ltd., ADR	China	8,070	720,812
[b]Baidu Inc., ADR	China	3,410	673,134
[b]Benefitfocus Inc	United States	9,595	344,269
[a,b]CoStar Group Inc	United States	3,795	792,813
[b]Dealertrack Technologies Inc	United States	3,020	125,934
[a,b]eBay Inc	United States	10,235	628,020
[a,b]Google Inc., A	United States	645	351,731
[a,b]Google Inc., C	United States	961	511,358
[b]GrubHub Inc	United States	1,185	47,779
[a,b]HomeAway Inc	United States	19,855	557,330
[b]Marketo Inc	United States	9,090	271,155
[b]MYOB Group Ltd	Australia	3,507	9,438
[b]Qihoo 360 Technology Co. Ltd., ADR	China	4,910	255,565
[b]Twitter Inc	United States	2,520	92,408

24 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Internet Software & Services (continued)
[a,b]VeriSign Inc	United States	6,270	$396,201
[b]Xoom Corp	United States	19,210	361,340
[b]Yahoo! Inc	United States	12,930	555,150
[b]Zillow Group Inc., A	United States	5,282	482,722
			8,256,685
IT Services 2.6%
Accenture PLC, A	United States	15,135	1,453,565
[a,b]Alliance Data Systems Corp	United States	3,620	1,078,869
[a]Automatic Data Processing Inc	United States	12,355	1,056,476
[b]Black Knight Financial Services Inc., A	United States	4,299	118,566
[a,b]Cardtronics Inc	United States	22,410	817,965
[a,b]Cognizant Technology Solutions Corp., A	United States	12,820	829,710
[a,b]EPAM Systems Inc	United States	6,285	451,954
[b]Euronet Worldwide Inc	United States	1,911	114,278
EVERTEC Inc	United States	34,301	762,511
[a,b]ExlService Holdings Inc	United States	60,075	2,156,693
[b]Gartner Inc	United States	2,560	223,949
[b]Genpact Ltd	United States	93,295	2,098,205
[a]Global Payments Inc	United States	7,790	813,120
[a]Heartland Payment Systems Inc	United States	30,550	1,632,898
[a]MasterCard Inc., A	United States	17,244	1,590,932
[a,b]Vantiv Inc., A	United States	21,200	848,000
[a,b]VeriFone Systems Inc	United States	34,230	1,306,559
[a]Visa Inc., A	United States	15,855	1,088,921
[a,b]WEX Inc	United States	14,097	1,598,459
			20,041,630
Leisure Products 0.1%
Brunswick Corp	United States	14,668	748,655
[b]JAKKS Pacific Inc	United States	1,023	7,856
			756,511
Life Sciences Tools & Services 0.4%
[b]Fluidigm Corp	United States	8,735	206,496
[a,b]Illumina Inc	United States	5,272	1,086,454
[b]Sequenom Inc	United States	11,695	39,178
[a]Thermo Fisher Scientific Inc	United States	9,156	1,186,892
[a,b]WuXi Pharmatech Cayman Inc., ADR	China	15,791	679,329
			3,198,349
Machinery 0.1%
MAN SE, ADR	Germany	470	48,575
Pall Corp	United States	7,155	890,368
			938,943
Marine 0.2%
Irish Continental Group PLC	Ireland	271,305	1,245,530
Media 2.8%
[b,e]Charter Communications Inc., A	United States	1,700	304,334
[b]Cineplex Inc	Canada	4,409	173,900
[a,b]DIRECTV	United States	38,386	3,494,661

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Media (continued)
[a,b]DISH Network Corp., A	United States	35,843	$2,537,326
[b]Imax Corp	Canada	5,780	233,165
[a,b]Liberty Broadband Corp., C	United States	2,445	130,759
[b]Liberty Global PLC, A	United Kingdom	54,383	3,128,654
[b]Liberty Global PLC, C	United Kingdom	20,288	1,090,480
[a,b]Liberty Media Corp., A	United States	6,336	242,764
[a,b]Liberty Media Corp., C	United States	69,140	2,624,554
[b]Markit Ltd	United States	21,425	574,404
[b]News Corp., A	United States	10,021	151,818
[b]News Corp., B	United States	39,584	591,781
Sky PLC	United Kingdom	14,422	232,549
Societe Television Francaise 1	France	23,161	391,104
[a,e]Time Warner Cable Inc	United States	11,566	2,092,174
Twenty-First Century Fox Inc., A	United States	8,900	299,040
[a]The Walt Disney Co	United States	29,365	3,241,015
			21,534,482
Metals & Mining 0.4%
[b]Century Aluminum Co	United States	14,949	167,130
[e]ThyssenKrupp AG	Germany	95,847	2,539,077
			2,706,207
Multiline Retail 0.5%
[a]Family Dollar Stores Inc	United States	35,962	2,787,774
Target Corp	United States	10,387	823,897
			3,611,671
Oil, Gas & Consumable Fuels 0.3%
Anadarko Petroleum Corp	United States	2,338	195,480
Canadian Natural Resources Ltd	Canada	1,329	40,986
[b]Cheniere Energy Inc	United States	17,750	1,345,983
Kinder Morgan Inc	United States	6,776	281,136
[a]Occidental Petroleum Corp	United States	8,790	687,290
Pioneer Natural Resources Co	United States	262	38,732
Suncor Energy Inc	Canada	1,317	38,496
			2,628,103
Paper & Forest Products 0.4%
[b]Canfor Corp	Canada	66,425	1,371,124
[b]Louisiana-Pacific Corp	United States	74,740	1,352,047
			2,723,171
Personal Products 0.1%
L’Oreal SA	France	2,734	516,322
Pharmaceuticals 4.3%
AbbVie Inc	United States	23,254	1,548,484
[b]Actavis PLC	United States	24,878	7,632,819
[b]Aerie Pharmaceuticals Inc	United States	18,616	207,196
[a,b]Aratana Therapeutics Inc	United States	18,327	248,697
[b]Assembly Biosciences Inc	United States	16,796	279,821
AstraZeneca PLC, ADR	United Kingdom	14,737	995,484
[a]Bristol-Myers Squibb Co	United States	12,705	820,743

26 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[b]Dermira Inc	United States	3,046	$45,690
Eli Lilly & Co	United States	10,856	856,538
[b]Endo International PLC	United States	13,560	1,135,786
[b]Flamel Technologies SA, ADR	France	9,109	167,150
[b]Flex Pharma Inc	United States	2,571	45,892
[b]Foamix Pharmaceuticals Ltd	Israel	7,776	97,122
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	2,739	312,547
[a,b]Hospira Inc	United States	18,332	1,620,916
[b]Intersect ENT Inc	United States	2,631	62,460
Ipsen SA	France	6,085	325,001
[b]Jazz Pharmaceuticals PLC	United States	2,221	398,336
[a,b]The Medicines Co	United States	11,382	322,794
[b,e]Mylan NV	United States	32,902	2,389,672
Novartis AG ADR	Switzerland	3,267	335,619
Novo Nordisk AS, ADR	Denmark	6,252	353,113
[b]Ocular Therapeutix Inc	United States	6,445	155,776
[a,b]Pacira Pharmaceuticals Inc	United States	9,413	736,191
Paratek Pharmaceuticals Inc	United States	2,505	74,649
[b]Pernix Therapeutics Holdings Inc	United States	4,810	30,640
Perrigo Co. PLC	United States	22,507	4,283,082
[b]Relypsa Inc	United States	2,562	94,256
[b]Revance Therapeutics Inc	United States	974	24,934
[b]SCYNEXIS Inc	United States	3,803	32,858
Shire PLC, ADR	Ireland	7,401	1,925,370
[b]Steadymed Ltd	Israel	4,344	36,577
[b]Tetraphase Pharmaceuticals Inc	United States	11,648	499,466
Teva Pharmaceutical Industries Ltd., ADR	Israel	6,348	381,515
[b]Valeant Pharmaceuticals International Inc	United States	3,824	913,057
[a,b]XenoPort Inc	United States	5,656	33,710
[a]Zoetis Inc	United States	68,983	3,433,284
[b]ZS Pharma Inc	United States	1,244	72,774
			32,930,019
Professional Services 1.0%
[a]Equifax Inc	United States	12,370	1,241,082
Experian PLC	United Kingdom	46,710	889,538
[b]FTI Consulting Inc	United States	7,985	313,811
[a,b]Huron Consulting Group Inc	United States	22,060	1,418,458
[a]ManpowerGroup Inc	United States	10,670	903,215
Nielsen NV	United States	3,790	170,512
[a]Robert Half International Inc	United States	9,165	516,631
SThree PLC	United Kingdom	112,885	657,351
[b]TriNet Group Inc	United States	7,480	223,876
[a,b]Verisk Analytics Inc., A	United States	8,275	600,600
[a,b]WageWorks Inc	United States	14,795	634,410
			7,569,484
Real Estate Investment Trusts (REITs) 0.4%
Apollo Commercial Real Estate Finance Inc	United States	13,833	237,513
[a,b]Equity Commonwealth	United States	45,138	1,162,303
Excel Trust Inc	United States	23,263	369,649
Federal Realty Investment Trust	United States	105	14,119

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Real Estate Investment Trusts (REITs) (continued)
Gramercy Property Trust Inc	United States	5,688	$151,358
NorthStar Realty Finance Corp	United States	8,656	157,020
[a]Spirit Realty Capital Inc	United States	85,757	925,318
			3,017,280
Road & Rail 0.7%
DSV AS	Denmark	6,665	231,758
[a,b]Hertz Global Holdings Inc	United States	64,138	1,275,705
[a]Kansas City Southern	United States	9,414	851,967
Ryder System Inc	United States	3,660	335,439
[a]Union Pacific Corp	United States	29,726	2,999,650
			5,694,519
Semiconductors & Semiconductor Equipment 1.8%
Altera Corp	United States	48,884	2,387,983
[b]Applied Micro Circuits Corp	United States	25,170	160,836
Avago Technologies Ltd	Singapore	14,664	2,171,299
Broadcom Corp., A	United States	28,941	1,645,296
[a]Cypress Semiconductor Corp	United States	28,935	397,278
[b]First Solar Inc	United States	3,795	188,649
[b]Freescale Semiconductor Ltd	United States	7,430	335,242
[b]NXP Semiconductors NV	Netherlands	48,818	5,479,821
[b]Sino-American Silicon Products Inc	Taiwan	131,000	169,656
[b]Sumco Corp	Japan	32,300	489,776
[b]SunEdison Semiconductor Ltd	United States	14,940	361,249
			13,787,085
Software 0.9%
[a]Activision Blizzard Inc	United States	9,415	237,823
[b]Adobe Systems Inc	United States	3,905	308,846
[b]FleetMatics Group PLC	United States	11,305	472,662
[b]Guidewire Software Inc	United States	3,015	146,077
[b]HubSpot Inc	United States	2,710	137,668
[a]Intuit Inc	United States	22,498	2,343,167
[a]Microsoft Corp	United States	21,217	994,229
[b]Red Hat Inc	United States	4,235	327,238
[b]Salesforce.com Inc	United States	7,505	545,989
[b]Take-Two Interactive Software Inc	United States	6,041	165,342
[b]UBISOFT Entertainment	France	13,039	235,432
[a,b]Verint Systems Inc	United States	10,510	679,682
			6,594,155
Specialty Retail 1.2%
[b]ANN Inc	United States	2,400	112,200
[b]AutoNation Inc	United States	10,538	657,677
[a,b]Autozone Inc	United States	3,766	2,536,853
[b,f]GrandVision NV, 144A	Netherlands	2,379	59,455
[a]The Home Depot Inc	United States	24,755	2,758,202
Inditex SA	Spain	21,418	709,464
Lowe’s Cos. Inc	United States	8,448	591,191
[b]MarineMax Inc	United States	19,280	461,178
[b]O’Reilly Automotive Inc	United States	3,627	796,235

28 Annual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Specialty Retail (continued)
Staples Inc	United States	13,025	$214,457
			8,896,912
Technology Hardware, Storage & Peripherals 0.9%
[a]Apple Inc	United States	26,694	3,477,694
[a]Hewlett-Packard Co	United States	5,375	179,525
[a,b]NCR Corp	United States	51,857	1,558,303
[a,b]Nimble Storage Inc	United States	27,750	718,170
[b]Violin Memory Inc	United States	14,986	50,203
Western Digital Corp	United States	5,730	557,873
			6,541,768
Textiles, Apparel & Luxury Goods 0.4%
Moncler SpA	Italy	30,131	573,167
[a]NIKE Inc., B	United States	21,301	2,165,673
			2,738,840
Tobacco 0.5%
Lorillard Inc	United States	49,958	3,620,956
Trading Companies & Distributors 0.0%†
[b]United Rentals Inc	United States	1,484	131,942
Transportation Infrastructure 0.0%†
BBA Aviation PLC	United Kingdom	67,020	335,776
Total Common Stocks and Other Equity Interests
(Cost $300,313,979)			330,340,657

Exchange Traded Funds 0.0%†
iShares Core S&P Mid-Cap ETF	United States	855	130,174
SPDR S&P Regional Banking ETF	United States	3,787	159,584
Total Exchange Traded Funds (Cost $283,892)			289,758
Convertible Preferred Stocks 1.5%
Capital Markets 0.1%
[f]Cowen Group Inc., cvt. pfd., 144A, Series A, 5.625%	United States	525	562,144
Chemicals 0.0%†
A. Schulman Inc., cvt. pfd., 6.00%	United States	171	176,996
Diversified Telecommunication Services 0.1%
Iridium Communications Inc., cvt. pfd., Series B, 6.75%	United States	1,138	421,373
Food Products 0.4%
Bunge Ltd., cvt. pfd., 4.875%	United States	4,447	495,841
[f]Post Holdings Inc., cvt. pfd., 144A,
[a]2.50%	United States	20,337	1,779,487
3.75%	United States	2,879	290,865
Tyson Foods Inc., cvt. pfd., 4.75%	United States	9,200	478,124
			3,044,317
Health Care Providers & Services 0.0%†
Amsurg Corp., cvt. pfd., Series A-1, 5.25%	United States	42	5,612
Metals & Mining 0.1%
Alcoa Inc., cvt. pfd., Series 1, 5.375%	United States	7,835	343,486

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Convertible Preferred Stocks (continued)
Metals & Mining (continued)
ArcelorMittal, cvt. pfd., 6.00%	Luxembourg	825	$14,306
			357,792
Multi-Utilities 0.0%†
Dominion Resources Inc., cvt. pfd.,
6.375%	United States	1,155	58,189
Series A, 6.125%	United States	137	7,731
			65,920
Oil, Gas & Consumable Fuels 0.1%
[f]Chesapeake Energy Corp., cvt. pfd., 144A, 5.75%	United States	17	13,940
[a]PetroQuest Energy Inc., cvt. pfd., Series B, 6.875%	United States	11,430	244,316
[a]Sanchez Energy Corp., cvt. pfd., Series B, 6.50%	United States	8,167	288,704
[a]SandRidge Energy Inc., cvt. pfd., 7.00%	United States	2,160	54,540
			601,500
Pharmaceuticals 0.3%
Actavis PLC, cvt. pfd., Series A, 5.50%	United States	2,469	2,617,066
Real Estate Investment Trusts (REITs) 0.2%
iStar Financial Inc., cvt. pfd., Series J, 4.50%	United States	240	14,450
[a]Ramco-Gershenson Properties Trust, cvt. pfd., Series D, 7.25%	United States	25,092	1,577,534
Weyerhaeuser Co., cvt. pfd., Series A, 6.375%	United States	2,210	119,915
			1,711,899
Specialty Retail 0.1%
[f]Barnes & Noble Inc., cvt. pfd., 144A, Series J, 7.75%	United States	475	680,408
Tobacco 0.1%
[a]Universal Corp., cvt. pfd., 6.75%	United States	955	1,118,185
Total Convertible Preferred Stocks (Cost $11,999,637)			11,363,212
Preferred Stocks 0.1%
Banks 0.0%†
National Bank of Greece SA, pfd., Series A, 9.00%	Greece	1,363	12,539
Consumer Finance 0.0%†
[f]Ally Financial Inc., pfd., 144A, Series G, 7.00%	United States	202	205,030
Machinery 0.1%
MAN SE, pfd., zero cpn	Germany	3,542	359,024
Real Estate Investment Trusts (REITs) 0.0%†
Crown Castle International Corp., pfd., Series A, 4.50%	United States	326	33,529
Total Preferred Stocks (Cost $686,041)			610,122

		Principal
		Amount*
Convertible Bonds 9.9%
Aerospace & Defense 0.1%
[a]AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	635,000	662,384
Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings Inc., senior note, 2.25%, 6/01/22	United States	720,000	720,000

30 Annual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Biotechnology 0.3%
Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	666,000		$655,177
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	8,000		11,790
1.50%, 10/15/20	United States	48,000		72,360
Emergent Biosolutions Inc., senior note, 2.875%, 1/15/21	United States	50,000		61,500
Exelixis Inc., senior note, 4.25%, 8/15/19	United States	690,000		573,563
Gilead Sciences Inc., senior note, Series D, 1.625%, 5/01/16	United States	37,000		182,803
[f]Ligand Pharmaceuticals Inc., senior note, 144A, 0.75%, 8/15/19	United States	393,000		517,532
PDL BioPharma Inc., senior note, 4.00%, 2/01/18	United States	495,000		479,222
				2,553,947
Capital Markets 0.3%
[a]Cowen Group Inc., senior note, 3.00%, 3/15/19	United States	907,000		1,108,241
[a]FXCM Inc., senior note, 2.25%, 6/15/18	United States	592,000		508,380
[a,f]New Mountain Finance Corp., senior note, 144A, 5.00%, 6/15/19	United States	725,000		743,125
				2,359,746
Commercial Services & Supplies 0.1%
Cenveo Inc., senior note, 7.00%, 5/15/17	United States	665,000		650,869
Communications Equipment 0.2%
[f]Brocade Communications Systems Inc., senior note, 144A, 1.375%, 1/01/20	United States	50,000		53,156
[f]Ciena Corp., senior note, 144A, 3.75%, 10/15/18	United States	29,000		40,582
[f]InterDigital Inc., senior note, 144A, 1.50%, 3/01/20	United States	201,000		212,306
[a,f]Palo Alto Networks Inc., senior note, zero cpn., 144A, 7/01/19	United States	744,000		1,189,005
				1,495,049
Construction Materials 0.2%
Cemex SAB de CV, sub. note, 3.75%, 3/15/18	Mexico	1,394,000		1,688,482
Diversified Consumer Services 0.1%
[a]Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	545,000		448,603
[a]Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	516,000		638,550
				1,087,153
Diversified Telecommunication Services 0.1%
[h]Telecom Italia Finance SA, sub. note, Series TIT, Reg S, 6.125%, 11/15/16	Italy	700,000	EUR	1,096,513
Electrical Equipment 0.1%
[f]SolarCity Corp., senior note, 144A, 1.625%, 11/01/19	United States	605,000		596,303
Electronic Equipment, Instruments & Components 0.2%
Vishay Intertechnology Inc., senior bond,
[a]2.25%, 11/15/40	United States	1,235,000		1,272,050
2.25%, 5/15/41	United States	485,000		400,125
				1,672,175
Energy Equipment & Services 0.1%
SEACOR Holdings Inc., senior bond,
2.50%, 12/15/27	United States	683,000		704,344
3.00%, 11/15/28	United States	216,000		195,480
				899,824
Engineering and Construction 0.1%
[h]Fomento de Construcciones y Contratas SA, sub. note, Reg S, 6.50%, 10/30/20	Spain	450,000	EUR	503,723

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Food Products 0.1%
[h]Olam International Ltd., senior note, Reg S, 6.00%, 10/15/16	Singapore	500,000	$524,375
Health Care Equipment & Supplies 0.5%
Alere Inc., senior sub. note, 3.00%, 5/15/16	United States	454,000	558,420
Hologic Inc., senior bond,
2.00%, 12/15/37	United States	645,000	1,019,906
[a]12/15/43	United States	670,000	796,881
Insulet Corp., senior note, 2.00%, 6/15/19	United States	178,000	169,768
Quidel Corp., senior note, 3.25%, 12/15/20	United States	600,000	592,125
[f]Wright Medical Group Inc., senior note, 144A, 2.00%, 2/15/20	United States	798,000	872,314
			4,009,414
Health Care Providers & Services 0.6%
[a]Brookdale Senior Living Inc., senior note, 2.75%, 6/15/18	United States	708,000	990,315
HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	496,000	603,880
Healthways Inc., senior note, 1.50%, 7/01/18	United States	475,000	483,016
[a]Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	943,000	1,724,511
Omnicare Inc., senior bond, Series OCR, 3.25%, 12/15/35	United States	720,000	895,050
			4,696,772
Household Durables 0.4%
Jarden Corp.,
senior sub. bond, 1.125%, 3/15/34	United States	95,000	112,991
senior note, 1.50%, 6/15/19	United States	561,000	798,022
[a]senior sub. note, 1.875%, 9/15/18	United States	1,180,000	2,031,075
K Hovnanian Enterprises Inc., senior note, 6.00%, 12/01/17	United States	315,000	334,861
[f]Lennar Corp., senior note, 144A, 3.25%, 11/15/21	United States	15,000	30,169
			3,307,118
Insurance 0.1%
AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	620,000	582,800
Internet & Catalog Retail 0.2%
Priceline Group Inc., senior note, 1.00%, 3/15/18	United States	908,000	1,226,935
Vipshop Holdings Ltd., senior note, 1.50%, 3/15/19	China	339,000	470,574
			1,697,509
Internet Software & Services 0.5%
[f]AOL Inc., senior note, 144A, 0.75%, 9/01/19	United States	460,000	491,050
[a]Blucora Inc., senior note, 4.25%, 4/01/19	United States	710,000	698,463
j2 Global Inc., 3.25%, 6/15/29	United States	611,000	711,815
[a,f]MercadoLibre Inc., senior note, 144A, 2.25%, 7/01/19	Argentina	707,000	921,309
[f]Qihoo 360 Technology Co. Ltd., senior note, 144A, 0.50%, 8/15/20	China	305,000	268,400
[a]SINA Corp., senior note, 1.00%, 12/01/18	China	186,000	174,840
[f]Twitter Inc., senior note, 144A,
0.25%, 9/15/19	United States	184,000	168,015
1.00%, 9/15/21	United States	252,000	228,690
VeriSign Inc., junior sub. bond, 4.136%, 8/15/37	United States	219,000	414,184
			4,076,766
Leisure Products 0.0%†
[f]JAKKS Pacific Inc., senior note, 144A, 4.875%, 6/01/20	United States	285,000	276,628

32 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Life Sciences Tools & Services 0.1%
Sequenom Inc., senior note, 5.00%, 10/01/17	United States	615,000	$614,231
Machinery 0.5%
[a]Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	640,000	742,800
[a]Navistar International Corp., senior sub. note, 4.75%, 4/15/19	United States	705,000	639,787
[a]Trinity Industries Inc., senior bond, 3.875%, 6/01/36	United States	1,496,000	2,070,090
			3,452,677
Oil, Gas & Consumable Fuels 0.6%
Aegean Marine Petroleum Network Inc., senior note, 4.00%, 11/01/18	Greece	450,000	531,844
[a]Alon USA Energy Inc., senior note, 3.00%, 9/15/18	United States	515,000	685,916
[a]Alpha Natural Resources Inc., senior note, 4.875%, 12/15/20	United States	620,000	83,312
[a]Amyris Inc., senior note, 6.50%, 5/15/19	United States	470,000	297,275
Green Plains Inc., senior note, 3.25%, 10/01/18	United States	165,000	274,312
Renewable Energy Group Inc., senior note, 2.75%, 6/15/19	United States	495,000	498,094
[f]Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	Monaco	262,000	276,574
[h]Ship Finance International Ltd., senior note, Reg S, 3.75%, 2/10/16	Norway	500,000	510,500
[a]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,155,000	633,084
[f]Whiting Petroleum Corp., senior note, 144A, 1.25%, 4/01/20	United States	565,000	621,500
			4,412,411
Pharmaceuticals 0.2%
ANI Pharmaceuticals Inc., senior note, 3.00%, 12/01/19	United States	494,000	513,760
Depomed Inc., senior note, 2.50%, 9/01/21	United States	247,000	312,146
Mylan Inc., senior note, 3.75%, 9/15/15	United States	67,000	364,857
Theravance Inc., senior bond, 2.125%, 1/15/23	United States	580,000	528,163
			1,718,926
Professional Services 0.1%
51job Inc., senior note, 3.25%, 4/15/19	China	442,000	442,000
Real Estate Investment Trusts (REITs) 1.4%
American Realty Capital Properties Inc., senior note, 3.75%, 12/15/20	United States	719,000	687,997
[f]American Residential Properties Inc., senior note, 144A, 3.25%, 11/15/18	United States	475,000	499,641
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%, 3/15/19	United States	309,000	312,864
[a,f]Campus Crest Communities Inc., senior note, 144A, 4.75%, 10/15/18	United States	496,000	477,090
Colony Financial Inc., senior bond, 5.00%, 4/15/23	United States	349,000	395,024
[f]Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19	United States	660,000	690,937
[f]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	1,040,000	1,225,900
[f]IAS Operating Partnership LP, 144A, 5.00%, 3/15/18	United States	585,000	567,450
[a,f]iStar Financial Inc., senior note, 144A, 1.50%, 11/15/16	United States	620,000	633,175
National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	527,000	538,528
RAIT Financial Trust, senior bond, 4.00%, 10/01/33	United States	530,000	452,487
[a]Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	540,000	527,175
Resource Capital Corp., senior note, 8.00%, 1/15/20	United States	455,000	443,056
[a]Spirit Realty Capital Inc., senior note,
2.875%, 5/15/19	United States	1,253,000	1,220,115
3.75%, 5/15/21	United States	223,000	216,172
Starwood Property Trust Inc., senior note,
3.75%, 10/15/17	United States	861,000	898,131
4.00%, 1/15/19	United States	173,000	196,463

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Real Estate Investment Trusts (REITs) (continued)
[a,f]Starwood Waypoint Residential Trust, senior note, 144A, 3.00%, 7/01/19	United States	765,000	$737,751
			10,719,956
Real Estate Management & Development 0.1%
[a]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	470,000	527,281
Semiconductors & Semiconductor Equipment 0.6%
Canadian Solar Inc., senior note, 4.25%, 2/15/19	Canada	90,000	94,500
[a]Intel Corp., junior sub. bond, 3.482%, 12/15/35	United States	515,000	668,535
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	15,000	36,084
[a]NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	404,000	493,133
Photronics Inc., senior note,
3.25%, 4/01/16	United States	585,000	636,553
3.25%, 4/01/19	United States	400,000	468,250
[f]SunEdison Inc., 144A,
[a]senior note, 0.25%, 1/15/20	United States	690,000	845,681
senior note, 2.375%, 4/15/22	United States	110,000	149,325
senior note, 2.625%, 6/01/23	United States	279,000	289,288
[f]SunEdison Inc., 144A,
senior bond, 3.375%, 6/01/25	United States	313,000	330,802
Xilinx Inc., senior note, 2.625%, 6/15/17	United States	432,000	715,230
			4,727,381
Software 1.2%
Citrix Systems Inc., senior note, 0.50%, 4/15/19	United States	885,000	938,100
[a]Electronic Arts Inc., senior note, 0.75%, 7/15/16	United States	1,486,000	2,937,636
[f]FireEye Inc., senior bond, 144A,
Series A, 1.00%, 6/01/35	United States	140,000	147,175
Series B, 1.625%, 6/01/35	United States	290,000	305,044
[f]Interactive Intelligence Group Inc., senior note, 144A, 1.25%, 6/01/20	United States	285,000	277,519
[a]NetSuite Inc., senior note, 0.25%, 6/01/18	United States	455,000	480,878
Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	27,000	27,203
Proofpoint Inc., senior note, 1.25%, 12/15/18	United States	371,000	594,296
[f]Rovi Corp., senior note, 144A, 0.50%, 3/01/20	United States	470,000	439,156
Take-Two Interactive Software Inc., senior note,
1.75%, 12/01/16	United States	522,000	776,801
[a]1.00%, 7/01/18	United States	811,000	1,125,262
[f]TiVo Inc., senior note, 144A, 4.00%, 3/15/16	United States	330,000	361,763
Workday Inc., senior note, 0.75%, 7/15/18	United States	705,000	814,275
			9,225,108
Technology Hardware, Storage & Peripherals 0.2%
[a,f]Electronics For Imaging Inc., senior note, 144A, 0.75%, 9/01/19	United States	541,000	566,698
[f]Violin Memory Inc., senior note, 144A, 4.25%, 10/01/19	United States	720,000	675,000
			1,241,698
Textiles, Apparel & Luxury Goods 0.2%
Iconix Brand Group Inc., senior sub. note,
[a]1.50%, 3/15/18	United States	1,087,000	1,126,404
2.50%, 6/01/16	United States	413,000	428,745
			1,555,149

34 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Thrifts & Mortgage Finance 0.1%
[a,f]MGIC Investment Corp., junior sub. bond, 144A, 9.00%, 4/01/63	United States	755,000		$982,916
Tobacco 0.1%
Vector Group Ltd., senior note, 1.75%, 4/15/20	United States	825,000		885,844
Trading Companies & Distributors 0.1%
[f]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	397,000		526,521
Total Convertible Bonds (Cost $74,238,927)				76,189,649
Corporate Bonds and Notes 13.8%
Aerospace & Defense 0.4%
[f]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	2,867,000		2,752,320
[f]KLX Inc., senior note, 144A, 5.875%, 12/01/22	United States	50,000		50,813
[f]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	100,000		99,250
[i]Rockwell Collins Inc., senior note, FRN, 0.621%, 12/15/16	United States	40,000		40,051
				2,942,434
Auto Components 0.1%
[f]Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.,
senior note, 144A, 7.875%, 10/01/22	United States	105,000		106,050
[f]Trinseo Materials Operating SCA / Trinseo Materials Finance Inc., senior note,
144A, 6.375%, 5/01/22	United States	100,000	EUR	113,125
[f]ZF North America Capital Inc., senior note, 144A, 4.50%, 4/29/22	Germany	150,000		153,187
				372,362
Automobiles 0.1%
[f,i]Daimler Finance North America LLC, senior note, 144A, FRN, 0.615%, 3/10/17	Germany	150,000		150,196
General Motors Co., senior bond, 5.20%, 4/01/45	United States	120,000		122,309
[f,i]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.833%, 3/03/17	Japan	105,000		105,447
[i]Toyota Motor Credit Corp., senior note, FRN, 0.664%, 1/17/19	Japan	40,000		40,163
				418,115
Banks 0.3%
Bank of America Corp.,
[i]senior note, FRN, 1.315%, 1/15/19	United States	20,000		20,251
sub. bond, Series L, 3.95%, 4/21/25	United States	245,000		242,757
sub. bond, 4.20%, 8/26/24	United States	135,000		137,133
[f]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	169,000		213,363
[f]Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	400,000		401,259
Royal Bank of Scotland Group PLC, sub. bond, 6.125%, 12/15/22	United Kingdom	350,000		385,923
[i,j]Societe Generale SA, Perpetual,
[f]junior sub., FRN, 144A, 7.875%	France	450,000		463,500
[h]FRN, Reg S, 7.875%	France	425,000		437,750
				2,301,936
Beverages 0.0%†
[i]Anheuser-Busch InBev NV, senior note, FRN, 0.467%, 1/27/17	Belgium	45,000		44,956
[i]The Coca-Cola Co., senior note, FRN, 0.378%, 11/01/16	United States	80,000		80,113
				125,069
Biotechnology 0.0%†
[i]Amgen Inc., senior note, FRN, 0.664%, 5/22/17	United States	125,000		125,218

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Building Products 0.0%†
Masco Corp., senior bond, 4.45%, 4/01/25	United States	30,000	$30,862
[f]NCI Building Systems Inc., senior note, 144A, 8.25%, 1/15/23	United States	50,000	53,625
Owens Corning, senior bond, 4.20%, 12/01/24	United States	40,000	40,586
			125,073
Capital Markets 0.1%
Brixmor Operating Partnership LP, senior bond, 3.85%, 2/01/25	United States	200,000	198,667
Morgan Stanley, sub. bond, 4.35%, 9/08/26	United States	150,000	152,562
			351,229
Chemicals 0.1%
[f]A. Schulman Inc., senior note, 144A, 6.875%, 6/01/23	United States	580,000	593,050
Albemarle Corp., senior bond, 4.15%, 12/01/24	United States	56,000	57,263
			650,313
Commercial Services & Supplies 0.5%
[f]Constellis Holdings LLC / Constellis Finance Corp., secured note, 144A, 9.75%,
5/15/20	United States	290,000	288,187
[f]iPayment Inc., senior note, 144A, 9.50%, 12/15/19	United States	3,360,000	3,259,200
			3,547,387
Communications Equipment 0.4%
[f]Avaya Inc., senior note, 144A, 7.00%, 4/01/19	United States	1,160,000	1,165,800
[i]Cisco Systems Inc., senior note, FRN, 0.563%, 3/03/17	United States	100,000	100,358
[f,g]CommScope Inc., secured note, 144A, 4.375%, 6/15/20	United States	300,000	303,375
[f,g]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	615,000	624,225
[f]Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	837,000	851,647
			3,045,405
Construction Materials 0.2%
[f]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	75,000	62,250
[f]Cemex Finance LLC, secured, first lien bond, 144A, 9.375%, 10/12/22	Mexico	200,000	226,750
[f]Cemex SAB de CV, senior bond, 144A, 6.125%, 5/05/25	Mexico	365,000	369,197
[a,f]Norbord Inc., secured, first lien note, 144A, 6.25%, 4/15/23	Canada	372,000	379,101
[f]NWH Escrow Corp., senior note, 144A, 7.50%, 8/01/21	United States	720,000	684,000
			1,721,298
Consumer Durables & Apparel 0.3%
[a]Visant Corp., senior note, 10.00%, 10/01/17	United States	2,548,000	2,159,430
Consumer Finance 0.1%
Ally Financial Inc.,
senior note, 4.125%, 3/30/20	United States	290,000	290,725
senior bond, 8.00%, 3/15/20	United States	115,000	136,275
Springleaf Finance Corp., senior note, 5.25%, 12/15/19	United States	289,000	293,335
			720,335
Containers & Packaging 0.0%†
Berry Plastics Corp., secured, second lien note, 5.125%, 7/15/23	United States	130,000	129,675
Cosmetic and Personal Care 0.0%†
[i]The Procter & Gamble Co., senior note, FRN, 0.359%, 11/04/16	United States	80,000	80,068

36 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value
Corporate Bonds and Notes (continued)
Diversified Consumer Services 0.2%
[f]Sabre GLBL Inc., secured, 144A, 5.375%, 4/15/23	United States	300,000			$306,750
The ServiceMaster Co., senior note, 7.00%, 8/15/20	United States	283,000			301,395
[f]Sotheby’s, senior bond, 144A, 5.25%, 10/01/22	United States	1,120,000			1,122,800
					1,730,945
Diversified Financial Services 1.2%
[i]Caterpillar Financial Services Corp., senior note, FRN, 0.513%, 3/03/17	United States	110,000			110,221
[f]Corp. Financiera de Desarrollo SA, 144A,
senior note, 3.25%, 7/15/19	Peru	200,000			203,400
sub. bond, 5.25% to 7/15/24, FRN thereafter, 7/15/29	Peru	200,000			207,700
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%,
8/12/24	Colombia	795,000,000		COP	314,890
[i]Ford Motor Credit Co. LLC, senior note, FRN, 1.054%, 1/17/17	United States	40,000			40,084
General Electric Capital Corp.,
[j]junior sub. bond, 7.125% to 6/15/22, FRN thereafter, Perpetual	United States	100,000			117,000
[i]senior note, FRN, 0.507%, 1/14/16	United States	20,000			20,032
General Motors Financial Co. Inc., senior note, 3.45%, 4/10/22	United States	365,000			359,552
[f]Global Cash Access Inc., senior note, 144A, 10.00%, 1/15/22	United States	1,763,000			1,732,147
[f,i]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.07%, 3/18/17	South Korea	200,000			200,830
[f]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%, 8/01/21	United States	245,000			237,344
[f,i,j]LBG Capital No.1 PLC, junior sub., FRN, 144A, 8.00%, Perpetual	United Kingdom	600,000			666,750
[f]Quicken Loans Inc., senior note, 144A, 5.75%, 5/01/25	United States	150,000			150,563
[a,f]ROC Finance LLC/ROC Finance 1 Corp., secured, second lien note, 144A,
12.125%, 9/01/18	United States	4,106,000			4,437,046
					8,797,559
Diversified Telecommunication Services 1.2%
Frontier Communications Corp., senior bond, 9.00%, 8/15/31	United States	840,000			831,600
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	1,400,000			1,291,066
Intelsat Luxembourg SA, 7.75%, 6/01/21	Luxembourg	420,000			380,625
[f]Level 3 Financing Inc., senior note, 144A, 5.125%, 5/01/23	United States	455,000			456,706
Oi SA,
[h]senior bond, Reg S, 5.75%, 2/10/22	Brazil	200,000			177,000
[f]senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL		87,798
Telecom Italia Capital SA, senior bond,
6.00%, 9/30/34	Italy	191,000			191,000
7.20%, 7/18/36	Italy	408,000			452,880
7.721%, 6/04/38	Italy	108,000			124,740
[i]Verizon Communications Inc., senior note, FRN, 0.664%, 6/09/17	United States	125,000			124,886
[f]Wind Acquisition Finance SA, senior note, 144A,
4.75%, 7/15/20	Italy	200,000			202,000
7.375%, 4/23/21	Italy	400,000			418,000
Windstream Services LLC,
senior bond, 6.375%, 8/01/23	United States	3,772,000			3,182,625
senior bond, 7.75%, 10/01/21	United States	705,000			669,750
senior note, 7.75%, 10/15/20	United States	470,000			479,400
					9,070,076
Electric Utilities 0.1%
[i]Duke Energy Corp., senior note, FRN, 0.651%, 4/03/17	United States	100,000			100,205

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Electric Utilities (continued)
[i]Duke Energy Progress Inc., secured note, FRN, 0.464%, 3/06/17	United States	50,000		$49,952
[f]EDP Finance BV, senior note, 144A, 4.125%, 1/15/20	Portugal	250,000		257,924
[f]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	190,000		193,861
				601,942
Electronic Equipment, Instruments & Components 0.0%†
[f]Keysight Technologies Inc., senior bond, 144A, 4.55%, 10/30/24	United States	235,000		232,811
Energy 0.0%†
[f]Enel SpA, sub. bond, 8.75% to 9/24/23, FRN thereafter, 144A, 9/24/73	Italy	200,000		239,000
Food & Staples Retailing 0.0%†
[a,f]Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	266,000		277,638
Food Products 0.3%
Post Holdings Inc., senior note, 7.375%, 2/15/22	United States	1,001,000		1,028,107
Tesco PLC, senior bond,
5.125%, 4/10/47	United Kingdom	600,000	EUR	688,083
6.125%, 2/24/22	United Kingdom	150,000	GBP	255,039
				1,971,229
Health Care Equipment & Supplies 0.6%
[a]Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	4,708,000		4,384,325
Health Care Providers & Services 0.1%
[a]Community Health Systems Inc., senior note, 7.125%, 7/15/20	United States	350,000		374,063
WellCare Health Plans Inc., senior note, 5.75%, 11/15/20	United States	560,000		591,150
				965,213
Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp., senior note, 6.875%, 5/15/23	United States	434,000		443,765
[a]Caesars Entertainment Resort Properties, secured, second lien note, 11.00%,
10/01/21	United States	1,640,000		1,536,352
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		137,188
[f]Golden Nugget Escrow Inc., senior note, 144A, 8.50%, 12/01/21	United States	560,000		590,800
[f]Greektown Holdings LLC/Greektown Mothership Corp., senior note, 144A,
8.875%, 3/15/19	United States	2,356,000		2,503,250
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	330,000		343,612
[f,k]Mohegan Tribal Gaming Authority, senior note, PIK, 144A, 11.00%, 9/15/18	United States	2,372,000		2,386,825
[a,f]Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured
note, 144A, 10.50%, 7/01/19	United States	3,282,000		3,257,385
				11,199,177
Household Durables 0.1%
Sharp Corp., senior note, 1.604%, 9/13/19	Japan	100,000,000	JPY	618,408
Independent Power Producers & Energy Traders 0.0%†
[f]TerraForm Power Operating LLC, senior note, 144A, 5.875%, 2/01/23	United States	120,000		124,200
Insurance 0.1%
[h]Assicurazioni Generali SpA, senior sub. bond, 7.75% to 12/12/22, FRN
thereafter, 12/12/42, Reg S	Italy	300,000	EUR	416,122
CNO Financial Group Inc., senior bond, 5.25%, 5/30/25	United States	170,000		176,800

38 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Insurance (continued)
Genworth Holdings Inc., senior bond,
4.90%, 8/15/23	United States	30,000	$26,831
4.80%, 2/15/24	United States	45,000	38,813
Old Republic International Corp., senior bond, 4.875%, 10/01/24	United States	225,000	237,012
			895,578
Internet Software & Services 0.1%
[f]Blue Coat Holdings Inc., senior note, 144A, 8.375%, 6/01/23	United States	330,000	334,125
Life Sciences Tools & Services 0.4%
[f]inVentiv Health Inc., senior note, 144A, 11.00%, 8/15/18	United States	3,059,500	3,013,608
Machinery 0.0%†
[i]John Deere Capital Corp., senior note, FRN, 0.385%, 12/10/15	United States	80,000	80,059
Media 2.7%
[f]Altice SA, senior note, 144A, 7.75%, 5/15/22	Luxembourg	877,000	887,962
[f,g]Altice U.S. Finance I Corp., secured, 144A, 5.375%, 7/15/23	Luxembourg	375,000	375,000
American Media Inc., secured, first lien note, 11.50%, 12/15/17	United States	3,710,000	3,904,775
[f]CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 144A, 5.125%,
5/01/23	United States	185,000	186,619
[i]Charter Communications Operating LLC, senior secured note, first lien guaranteed,
FRN, 3.00%, 7/01/20	United States	114,708	114,090
DISH DBS Corp., senior note,
5.875%, 7/15/22	United States	170,000	173,825
5.875%, 11/15/24	United States	485,000	487,425
[f]DreamWorks Animation SKG Inc., senior note, 144A, 6.875%, 8/15/20	United States	822,000	826,110
[a,f]Lee Enterprises Inc./IA, senior note, secured, 144A, 9.50%, 3/15/22	United States	2,003,000	2,049,319
The McClatchy Co.,
senior bond, 5.75%, 9/01/17	United States	324,000	340,605
senior note, secured, 9.00%, 12/15/22	United States	2,077,000	2,032,864
Postmedia Network Inc., secured, second lien note, 12.50%, 7/15/18	Canada	3,366,000	3,492,225
Time Warner Cable Inc., senior bond,
4.50%, 9/15/42	United States	570,000	493,972
5.875%, 11/15/40	United States	507,000	513,056
[a]WideOpenWest Finance LLC/Capital Corp., senior note, 10.25%, 7/15/19	United States	4,603,000	4,930,964
			20,808,811
Metals & Mining 0.5%
AK Steel Corp.,
senior bond, 7.625%, 5/15/20	United States	1,861,000	1,649,311
senior note, 7.625%, 10/01/21	United States	2,082,000	1,743,675
ArcelorMittal, senior bond, 7.75%, 10/15/39	Luxembourg	100,000	103,343
			3,496,329
Oil, Gas & Consumable Fuels 0.9%
Antero Resources Corp., senior note, 5.125%, 12/01/22	United States	65,000	65,162
[f]Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	10,000	9,775
5.625%, 6/01/24	Canada	10,000	9,700
Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	15,000	14,588
5.75%, 2/01/23	United States	55,000	51,150

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[i]BP Capital Markets PLC, senior note, FRN, 0.696%, 11/07/16	United Kingdom	80,000	$80,102
California Resources Corp., senior note, 6.00%, 11/15/24	United States	165,000	152,625
[i]Canadian Natural Resources Ltd., senior note, FRN, 0.648%, 3/30/16	Canada	100,000	99,873
Chesapeake Energy Corp.,
senior note, 4.875%, 4/15/22	United States	145,000	138,837
senior note, 5.375%, 6/15/21	United States	5,000	4,950
senior bond, 6.625%, 8/15/20	United States	5,000	5,275
[i]Chevron Corp., senior note, FRN, 0.444%, 11/15/17	United States	145,000	145,143
Comstock Resources Inc.,
[f]secured, 144A, 10.00%, 3/15/20	United States	696,000	669,465
senior note, 7.75%, 4/01/19	United States	122,000	58,560
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	55,000	56,100
5.50%, 4/01/23	United States	45,000	45,900
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	25,000	24,969
senior note, 4.50%, 4/15/23	United States	15,000	14,777
senior note, 3.80%, 6/01/24	United States	50,000	46,407
Diamondback Energy Inc., senior note, 7.625%, 10/01/21	United States	150,000	162,000
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	114,000	78,945
[i]Exxon Mobil Corp., senior note, FRN, 0.311%, 3/15/17	United States	110,000	109,988
Forest Oil Corp.,
[a]senior bond, 7.25%, 6/15/19	United States	716,000	168,260
senior note, 7.50%, 9/15/20	United States	377,000	88,595
Halcon Resources Corp.,
[f]secured, second lien senior note, 144A, 8.625%, 2/01/20	United States	25,000	25,438
senior note, 9.75%, 7/15/20	United States	370,000	271,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., senior bond,
4.875%, 12/01/24	United States	300,000	304,500
[f]Matador Resources Co., senior note, 144A, 6.875%, 4/15/23	United States	32,000	33,040
[f]MEG Energy Corp., 144A,
senior bond, 6.375%, 1/30/23	Canada	35,000	33,250
senior note, 6.50%, 3/15/21	Canada	35,000	34,125
senior bond, 7.00%, 3/31/24	Canada	75,000	72,750
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	10,000	10,325
6.875%, 3/15/22	United States	55,000	56,512
[f]Pacific Rubiales Energy Corp., senior bond, 144A,
5.125%, 3/28/23	Colombia	100,000	81,000
5.625%, 1/19/25	Colombia	310,000	249,550
[f]PBF Logistics LP / PBF Logistics Finance Corp., senior note, 144A, 6.875%,
5/15/23	United States	362,000	370,145
Petrobras Global Finance BV, senior bond, 5.625%, 5/20/43	Brazil	280,000	231,927
[h]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	3,995,000	1,508,112
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	65,000	66,990
Rosetta Resources Inc.,
senior note, 5.625%, 5/01/21	United States	15,000	15,977
senior note, 5.875%, 6/01/22	United States	45,000	48,262
senior bond, 5.875%, 6/01/24	United States	5,000	5,419
[f]Sabine Pass Liquefaction LLC, senior note, 144A, 5.625%, 3/01/25	United States	300,000	301,125

40 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[f,g]SandRidge Energy Inc., senior note, 144A, 8.75%, 6/01/20	United States	92,000		$91,425
[i]Shell International Finance BV, senior note, FRN, 0.484%, 11/15/16	Netherlands	80,000		80,184
SM Energy Co.,
senior note, 6.50%, 11/15/21	United States	10,000		10,500
[f]senior note, 144A, 6.125%, 11/15/22	United States	88,000		92,180
senior bond, 6.50%, 1/01/23	United States	25,000		26,125
senior note, 5.00%, 1/15/24	United States	50,000		49,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
[f]senior note, 144A, 5.00%, 1/15/18	United States	105,000		108,937
senior bond, 6.375%, 8/01/22	United States	25,000		26,563
senior bond, 5.25%, 5/01/23	United States	15,000		15,300
senior bond, 4.25%, 11/15/23	United States	5,000		4,838
[f]Ultra Petroleum Corp., 144A,
senior note, 5.75%, 12/15/18	United States	20,000		19,450
senior bond, 6.125%, 10/01/24	United States	50,000		46,188
[f]Western Refining Logistics LP/WNRL Finance Corp., senior bond, 144A, 7.50%,
2/15/23	United States	80,000		83,800
Whiting Petroleum Corp., senior note,
5.00%, 3/15/19	United States	25,000		25,125
5.75%, 3/15/21	United States	125,000		127,812
Whiting Petroleum Corp., senior note,
6.50%, 10/01/18	United States	145,000		148,987
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	205,000		202,046
				7,180,253
Paper & Forest Products 0.1%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	985,000		913,588
Pharmaceuticals 0.3%
AbbVie Inc., senior bond, 3.60%, 5/14/25	United States	510,000		514,047
[f]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	837,000		844,324
[f]Endo Finance LLC & Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	294,000		288,120
[i]Johnson & Johnson, senior note, FRN, 0.356%, 11/28/16	United States	20,000		20,025
[i]Merck & Co. Inc., senior note, FRN, 0.404%, 2/10/17	United States	165,000		165,127
[f]Valeant Pharmaceuticals International Inc., senior note, 144A,
4.50%, 5/15/23	United States	205,000	EUR	228,303
5.50%, 3/01/23	United States	200,000		204,500
6.375%, 10/15/20	United States	70,000		74,856
				2,339,302
Pipelines 0.0%†
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.75%,
9/01/20	United States	140,000		154,700
Professional Services 0.0%†
[f]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	50,000		50,625
Verisk Analytics Inc., senior bond, 5.50%, 6/15/45	United States	210,000		214,513
				265,138
Real Estate 0.0%†
[f]Rialto Holdings LLC/Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	203,000		213,658

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Real Estate Investment Trusts (REITs) 0.2%
ARC Properties Operating Partnership LP, senior note, 4.60%, 2/06/24	United States	523,000	$519,077
[f]Communications Sales & Leasing Inc., senior note, 144A, 8.25%, 10/15/23	United States	840,000	858,900
Healthcare Realty Trust Inc., senior bond, 3.875%, 5/01/25	United States	75,000	74,037
iStar Financial Inc., senior note, 4.00%, 11/01/17	United States	245,000	242,244
			1,694,258
Real Estate Management & Development 0.0%†
[f]Interval Acquisition Corp., senior note, 144A, 5.625%, 4/15/23	United States	205,000	210,125
Retailing 0.1%
New Albertsons Inc., senior bond,
7.45%, 8/01/29	United States	760,000	741,000
8.00%, 5/01/31	United States	53,000	52,669
			793,669
Semiconductors & Semiconductor Equipment 0.1%
KLA-Tencor Corp., senior note, 4.65%, 11/01/24	United States	173,000	177,178
[f]Micron Technology Inc., 144A,
senior note, 5.25%, 1/15/24	United States	230,000	228,275
senior bond, 5.625%, 1/15/26	United States	230,000	226,550
			632,003
Software 0.1%
[f]Open Text Corp., senior note, 144A, 5.625%, 1/15/23	Canada	220,000	222,200
[i]Oracle Corp., senior note, FRN, 0.471%, 7/07/17	United States	135,000	135,317
[f]Rolta Americas LLC, senior note, 144A, 8.875%, 7/24/19	India	260,000	227,500
			585,017
Textiles, Apparel & Luxury Goods 0.1%
[f]Empire Today LLC / Empire Today Finance Corp., secured, first lien note, 144A,
11.375%, 2/01/17	United States	1,248,000	1,048,320
Trading Companies & Distributors 0.2%
Air Lease Corp.,
senior note, 3.75%, 2/01/22	United States	90,000	90,814
senior bond, 4.25%, 9/15/24	United States	170,000	172,550
Aircastle Ltd., senior note, 5.50%, 2/15/22	United States	15,000	15,900
[f]Real Alloy Holding Inc., senior note, 144A, 10.00%, 1/15/19	United States	1,405,000	1,429,588
			1,708,852
Transportation 0.0%†
[i]Canadian National Railway Co., senior note, FRN, 0.48%, 11/06/15	Canada	80,000	80,020
Total Corporate Bonds and Notes (Cost $105,453,001)			105,475,283
Corporate Notes in Reorganization 0.6%
Commercial Services & Supplies 0.2%
[a,f,l]Altegrity Inc., secured, first lien note, 144A, 7/01/19	United States	2,055,000	1,972,800
Electric Utilities 0.4%
[f,l]Energy Future Intermediate Holding Co./EFIH Finance Inc., senior note, 144A,
12/01/18	United States	2,652,000	3,076,320
Total Corporate Notes in Reorganization (Cost $5,006,020)			5,049,120

42 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
[i,m]Senior Floating Rate Interests 0.6%
Aerospace & Defense 0.1%
Awas Aviation, Term Loan, 3.50%, 7/16/18	United States	17,507	$17,638
TransDigm Group Inc.,
Term Loan D, 3.75%, 6/04/21	United States	126,592	126,641
Tranche C Term Loan, senior secured, first lien guaranteed, 3.75%, 2/28/20	United States	71,194	71,194
Term Loan E, 3.50%, 5/14/22	United States	94,186	93,725
			309,198
Air Freight & Logistics 0.0%†
Goodpack Ltd., Term Loan, first lien, 4.75%, 9/10/21	United States	50,043	50,168
Auto Components 0.0%†
Visteon Corp., Term Loan B, 3.50%, 4/08/21	United States	74,717	74,834
Building Materials 0.0%†
Quikrete Holdings Inc., Term Loan, first lien, 4.00%, 9/26/20	United States	74,242	74,412
Building Products 0.0%†
Continental Building Products Inc., Term Loan, first lien, 4.00%, 8/28/20	United States	54,193	54,278
Ply Gem Holdings Inc., Term Loan, 4.00%, 2/01/21	United States	8,510	8,508
			62,786
Chemicals 0.0%†
The Chemours Co., Term Loan B, 3.75%, 6/30/15	United States	30,974	31,071
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S.
Holdings Inc.), Refinanced Term Loan B, 3.75%, 2/01/20	United States	10,219	10,232
Emerald Performance Materials LLC, Term Loan, first lien, 4.50%, 7/18/21	United States	31,840	31,959
			73,262
Commercial Services & Supplies 0.0%†
Onsite Rental Group Ltd., Term Loan B, 5.50%, 7/23/21	United States	118,392	117,356
Communications Equipment 0.0%†
LTS Buyer LLC, senior secured, Term Loan B, first lien guaranteed, 4.00%,
4/13/20	United States	33,033	33,053
Containers & Packaging 0.0%†
Ardagh Holdings USA Inc. (Ardagh Packaging Finance S.A), New Term Loan,
4.00%, 12/17/19	United States	20,974	21,053
FPC Holdings Inc., Initial Term Loan, senior secured, first lien, 5.25%, 11/27/19	United States	6,866	6,844
			27,897
Distributors 0.0%†
American Tire Distributors Inc., Term Loan B, 5.25%, 9/01/21	United States	13,645	13,801
Diversified Consumer Services 0.0%†
The ServiceMaster Co., Term Loan, 4.25%, 7/01/21	United States	111,730	112,159
Diversified Financial Services 0.0%†
American Beacon Advisors Inc., Term Loan B, 5.50%, 3/06/22	United States	10,484	10,628
HarbourVest Partners L.P., New Term Loan, 3.25%, 2/04/21	United States	9,009	9,021
			19,649
Diversified Telecommunication Services 0.0%†
Cable & Wireless, Term Loan B, 5.50%, 11/06/16	United Kingdom	80,545	80,670
Level 3 Financing Inc., Term Loan B, 3.50%, 5/31/22	United States	48,413	48,304

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
[i,m]Senior Floating Rate Interests (continued)
Diversified Telecommunication Services (continued)
Zayo Group Holdings Inc., Term Loan, 3.75%, 5/06/21	United States	56,797	$56,807
			185,781
Electrical Equipment 0.1%
Generac Power Systems Inc., Term Loan B, 3.25%, 5/31/20	United States	272,490	272,524
Food Products 0.0%†
ARAMARK Corp., Term Loan F, senior secured, first lien guaranteed, 3.25%,
2/24/21	United States	89,100	89,285
Reddy Ice Corp., Term Loan B, first lien, 6.75%, 4/01/19	United States	6,235	5,536
			94,821
Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75%, 5/07/21	United States	55,580	54,984
Sterigenics – Nordian Holdings LLC, Term Loan B, 4.25%, 5/08/22	United States	40,000	40,200
			95,184
Health Care Providers & Services 0.0%†
Community Health Systems, Term Loan H, 4.00%, 1/27/21	United States	20,000	20,084
Health Care Technology 0.0%†
IMS Health Holdings Inc., Dollar B Term Loan, 3.50%, 3/07/21	United States	16,830	16,875
Hotels, Restaurants & Leisure 0.0%†
Hilton Worldwide Finance LLC, senior secured, first lien guaranteed, 3.50%,
10/26/20	United States	51,338	51,484
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21	United States	96,329	96,691
			148,175
Household Products 0.0%†
Libbey Glass Inc., Initial Term Loan, 3.75%, 4/07/21	United States	7,657	7,669
Independent Power Producers & Energy Traders 0.0%†
Calpine Construction Finance Co. LP,
Delayed Term Loan, 4.00%, 10/21/20	United States	6,583	6,601
senior secured, first lien guaranteed, 3.00%, 5/03/20	United States	20,684	20,494
			27,095
Industrial Conglomerates 0.0%†
Crosby U.S. Acquisition Corp., 3.75%, 11/23/20	United States	19,750	18,787
Insurance 0.0%†
Asurion LLC, senior secured, first lien, Incremental Tranche B-1 Term Loan, 5.00%,
5/24/19	United States	53,022	53,309
Hyperion Insurance Group Ltd., Term Loan B, 5.50%, 4/29/22	United States	45,000	45,393
Sedgwick Claims Management Services Inc., Initial Term Loan, first lien, 3.75%,
3/01/21	United States	50,193	49,707
			148,409
Investment Companies 0.0%†
Grosvenor Capital Management Holdings, LLP, Initial Term Loan, 3.75%, 11/25/20	United States	9,703	9,678
IT Services 0.0%†
Aptean Inc., Term Loan, 5.25%, 2/26/20	United States	49,500	49,376

44 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
[i,m]Senior Floating Rate Interests (continued)
Leisure Products 0.0%†
Bauer Performance Sports Ltd., Initial Term Loan B, 4.00%, 4/02/21	United States	11,580	$11,589
SRAM LLC, Term Loan, senior secured, first lien guaranteed, 5.25%, 4/10/20	United States	35,231	35,246
			46,835
Machinery 0.0%†
Dematic, New Incremental Term Loan, 4.25%, 12/28/19	United States	3,374	3,379
North American Lifting Holdings Inc., Initial Term Loan, 5.50%, 11/26/20	United States	15,817	15,382
Signode Industrial Group, Initial Term Loan B, 3.75%, 5/01/21	United States	53,362	53,445
			72,206
Media 0.1%
Creative Artists, Term Loan B, 5.50%, 12/10/21	United States	54,388	55,000
Time Inc., Term Loan B, 4.25%, 4/17/21	United States	34,738	34,759
Townsquare Media Inc., Term Loan B, 4.25%, 4/01/22	United States	20,470	20,658
Virgin Media, Term Loan, 3.50%, 6/05/20	United Kingdom	138,031	137,955
The Weather Channel, Term Loan, 7.00%, 6/26/20	United States	250,000	230,625
William Morris Endeavor Entertainment LLC, Term Loan, first lien, 5.25%,
3/12/21	United States	52,603	52,655
			531,652
Metals & Mining 0.0%†
ABC Supply, Term Loan B, 3.50%, 4/16/20	United States	64,509	64,596
Doncasters Finance U.S. Finance LLC, (Doncasters U.S. LLC), Term Loan B,
4.50%, 4/09/20	United States	10,898	10,925
			75,521
Miscellaneous Manufacturing 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 7/03/21	United States	33,830	33,730
Oil, Gas & Consumable Fuels 0.0%†
Energy Transfer Partners LP, Term Loan C, 4.00%, 12/02/19	United States	39,998	40,086
Power Buyer LLC, senior secured, first lien,
Delayed Draw Term Loan, 4.25%, 5/06/20	United States	3,417	3,417
Initial Term Loan, 4.25%, 5/06/20	United States	63,832	63,832
Western Refining Inc., Term Loan B, 4.25%, 11/12/20	United States	74,823	75,080
			182,415
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC, Term Loan B, senior secured, first lien guaranteed,
6.25%, 11/01/19	United States	19,643	19,774
JLL/Delta Dutch Newco B.V., Initial Dollar Term Loan, 4.25%, 3/11/21	United States	9,925	9,914
Mallinckrodt International Finance S.A., Initial Term Loan, 3.25%, 3/19/21	United States	86,279	86,326
Valeant Pharmaceuticals International, Inc., Term Loan B, 4.00%, 3/10/22	United States	135,928	136,484
			252,498
Pipelines 0.0%†
Energy Transfer Equity, L.P., Term Loan, 3.25%, 12/02/19	United States	40,000	39,900
Southcross Energy Partners LP, senior secured, 5.25%, 8/04/21	United States	29,925	29,850
			69,750
Professional Services 0.0%†
iQor Inc., Term Loan B, first lien, 6.00%, 4/01/21	United States	69,107	64,356

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value
[i,m]Senior Floating Rate Interests (continued)
Real Estate Investment Trusts (REITs) 0.0%†
Communications Sales & Leasing Inc., 5.00%, 10/08/22	United States	90,000			$89,933
Real Estate Management & Development 0.1%
The Brickman Group Ltd. LLC, Initial Term Loan, 4.00%, 12/18/20	United States	6,913			6,919
Realogy Group LLC/Realogy Co-Issuer Corp, Initial Term Loan B, 3.75%,
3/05/20	United States	199,438			199,968
					206,887
Retailing 0.0%†
The Hillman Group, Term Loan B, 4.50%, 6/30/21	United States	41,433			41,795
Talbots Inc., Term Loan, first lien, 5.50%, 3/14/20	United States	68,015			67,165
					108,960
Semiconductors & Semiconductor Equipment 0.0%†
Entegris Inc., Tranche B Term Loan, 3.50%, 3/25/21	United States	16,689			16,710
NXP BV, Tranche D Term Loan, 3.25%, 1/22/20	Netherlands	9,850			9,838
					26,548
Software 0.1%
BMC Software Finance Inc., senior secured, Term Loan, first lien guaranteed,
5.00%, 9/10/20	United States	69,210			68,133
Infor (US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%,
6/03/20	United States	64,513			64,367
Micro Focus International PLC, Term Loan B, 5.25%, 10/07/21	United Kingdom	70,496			70,785
Renaissance Learning Inc., Initial Term Loan, first lien, 4.50%, 4/09/21	United States	31,089			30,752
Vertafore Inc., Term Loan B, 4.25%, 10/03/19	United States	74,425			74,741
					308,778
Specialty Retail 0.0%†
GNC Holdings Inc., Term Loan, 3.25%, 3/18/19	United States	99,915			99,322
Trading Companies & Distributors 0.0%†
Hd Supply, Term Loan B, 4.00%, 6/28/18	United States	56,442			56,639
Transportation 0.0%†
OSG Bulk Ships, Term Loan B, 5.25%, 8/05/19	United States	10,935			10,990
Wireless Telecommunication Services 0.0%†
SBA Senior Finance II LLC, senior secured, 3.25%, 3/24/21	United States	154,361			154,007
Total Senior Floating Rate Interests (Cost $4,416,202)					4,454,060
Foreign Government and Agency Securities 2.2%
Argentina Boden Bonds, senior note, 7.00%, 10/03/15	Argentina	3,667,000			3,652,332
[h]Cyprus Government International Bond, Reg S, 3.875%, 5/06/22	Cyprus	2,254,000		EUR	2,512,696
[h]Government of Hellenic Republic,
[f]senior note, Reg S, 144A, 4.75%, 4/17/19	Greece	791,000		EUR	598,276
senior bond, Series PSI, Reg S, 3.00%, 2/24/23 - 2/24/42	Greece	5,280,000		EUR	3,032,563
[h]Government of Russia, senior, Reg S, 5.625%, 4/04/42	Russia	1,400,000			1,355,074
Mexico Bonos, Series M, senior note, 4.75%, 6/14/18	Mexico	95,000	[n]	MXN	619,413
[h]Pakistan Government International Bond, Reg S, 6.75%, 12/03/19	Pakistan	1,716,000			1,764,216
[h]Perusahaan Penerbit SBSN Indonesia III, senior note, Reg S, 4.325%,
5/28/25	Indonesia	754,000			754,377
[h]Republic of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	2,910,000			2,418,559
Total Foreign Government and Agency Securities
(Cost $16,712,279)					16,707,506

46 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Foreign Government and Agency Securities in
Reorganization (Cost $4,613,079) 0.6%
[l]Argentine Republic Government International Bond, senior bond, Series NY, 8.28%,
12/31/33	Argentina	4,459,883	$4,471,033
Asset-Backed Securities and Commercial
Mortgage-Backed Securities 1.5%
Airlines 0.1%
[f]Latam Airlines, 2015-1 Pass Through Trust B, secured note, 144A, 4.50%,
11/15/23	Chile	980,000	973,875
Commercial Mortgage-Backed Securities 0.1%
[f,i]BLCP Hotel Trust 2014-CLRN, E, 144A, FRN, 3.856%, 8/15/29	United States	100,000	100,330
[f,i]COMM 2014-SAVA Mortgage Trust, 2014-C, 144A, FRN, 2.586%, 6/15/34	United States	100,000	100,097
[f,i]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.136%, 2/15/27	United States	89,435	89,301
[f]Hilton USA Trust 2013-HLT, CFX, 144A, 3.714%, 11/05/30	United States	100,000	101,523
[f,i]SCG Trust 2013-SRP1, FRN, 144A,
A, 1.586%, 11/15/26	United States	100,000	100,128
C, 3.436%, 11/15/26	United States	100,000	100,471
			591,850
Credit Cards 0.3%
American Express Credit Account Master Trust,
0.98%, 5/15/19	United States	100,000	100,212
[i]FRN, 0.456%, 1/15/20	United States	100,000	100,131
Series 2014-3, 1.49%, 4/15/20	United States	100,000	100,800
Series 2014-A, 1.26%, 1/15/20	United States	100,000	100,503
[i]Series 2014-A, FRN, 0.476%, 5/15/20	United States	100,000	100,112
[i]BA Credit Card Trust, FRN,
A, 0.456%, 9/16/19	United States	120,000	120,215
A, 0.566%, 6/15/21	United States	100,000	100,159
A3, 0.476%, 1/15/20	United States	100,000	100,131
Capital One Multi-Asset Execution Trust,
A2, 1.26%, 1/15/20	United States	40,000	40,214
A3, 0.96%, 9/16/19	United States	100,000	100,185
A5, 1.48%, 7/15/20	United States	90,000	90,642
Citibank Credit Card Issuance Trust,
[i]2013-A2, A2, FRN, 0.465%, 5/26/20	United States	125,000	125,092
[i]2013-A7, A7, FRN, 0.612%, 9/10/20	United States	200,000	201,022
2013-A10, A10, 0.73%, 2/07/18	United States	100,000	100,140
2014-A2, A2, 1.02%, 2/22/19	United States	100,000	100,134
[i]2014-A3, A3, FRN, 0.382%, 5/09/18	United States	100,000	100,010
2014-A4, A4, 1.23%, 4/24/19	United States	100,000	100,302
[i]2014-A7, A7, FRN, 0.385%, 8/24/18	United States	100,000	100,026
2014-A8, A8, 1.73%, 4/09/20	United States	100,000	101,085
[i]Discover Card Execution Note Trust, A1, FRN, 0.536%, 8/17/20	United States	210,000	210,584
[i]World Financial Network Credit Card Master Trust, Series 2015-A, FRN, 0.703%,
2/15/22, A	United States	120,000	120,195
			2,311,894
Diversified Financial Services 0.4%
BMW Vehicle Owner Trust,
2013-A, 0.67%, 11/27/17	United States	57,471	57,532
2014-A, 0.97%, 11/26/18	United States	75,000	75,149

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f,i]Colony American Homes, FRN, 144A,
2014-2, 2A, 3.383%, 7/17/31	United States	100,000	$101,050
[g]Series 2015-D, 2.337%, 7/17/32	United States	100,000	100,000
Chase Issuance Trust,
A8, 1.01%, 10/15/18	United States	100,000	100,320
[i]A3, FRN, 0.386%, 5/15/18	United States	110,000	110,033
[i]A5, FRN, 0.556%, 4/15/21	United States	120,000	120,158
Chase Issuance Trust,
Series 2014-A6, 1.26%, 7/15/19	United States	100,000	100,248
[i]Series 2014-A, FRN, 0.436%, 11/15/18	United States	85,000	85,052
[i]Series 2015-A, FRN, 0.506%, 2/18/20	United States	110,000	110,080
Series 2015-A, 1.59%, 2/18/20	United States	135,000	136,085
[i]Chase Mortgage Finance Trust Series 2007-A1, Series 2007-11M1, FRN, 2.477%,
3/25/37	United States	122,686	114,727
Ford Credit Auto Owner Trust,
2014-A3, 1.06%, 5/15/19	United States	55,000	55,154
2014-B, Series 2014-A3, 0.90%, 10/15/18	United States	120,000	120,211
2015-A3, 1.28%, 9/15/19, A	United States	85,000	85,379
[f]2014-2A, 144A, 2.31%, 4/15/26	United States	100,000	101,647
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	40,000	40,027
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%, 3/19/18	United States	90,000	90,055
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	45,000	45,042
A4, 1.31%, 10/15/20	United States	30,000	30,109
Honda Auto Receivables 2014-4 Owner Trust, A3, 0.99%, 9/17/18	United States	55,000	55,099
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	60,000	60,100
Honda Auto Receivables 2015-2 Owner Trust, Series 2015-A3, 1.04%, 2/21/19	United States	165,000	165,067
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	110,000	110,060
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	55,000	55,039
Hyundai Auto Receivables Trust 2015-B, Series 2015-A3, 1.12%, 11/15/19	United States	230,000	229,817
[i]IndyMac Mortgage Loan Trust, Series 2005-A3, FRN, 4.447%, 8/25/35	United States	115,688	98,995
[i]JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 2.473%, 3/25/36	United States	96,430	84,205
[i]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 2.411%, 2/25/36	United States	64,641	57,754
[i]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 1.99%, 11/25/33	United States	23,445	23,181
[i]JP Morgan Mortgage 2005-A1 Trust, Series 2005-6T1, FRN, 2.548%, 2/25/35	United States	40,975	40,936
[i]JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 2.663%, 6/25/35	United States	18,398	18,642
[i]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.544%, 1/25/37	United States	48,308	44,653
[i]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.489%, 7/25/35	United States	13,738	13,828
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	76,227	64,082
[i]Merrill Lynch Mortgage Investors MLCC, 2006-1A, FRN, 2.476%, 2/25/36	United States	136,921	133,826
Nissan Auto Lease Trust, 2014-B, 1.12%, 9/15/17	United States	45,000	45,028
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	30,000	30,010
[i]Structured Adjustable Rate Mortgage Loan Trust, FRN,
Series 2004-7A3, 2.496%, 9/25/34	United States	56,199	56,182
1A, 2.363%, 6/25/34	United States	36,024	35,549
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	40,000	40,080
USAA Auto Owner Trust, A4, 0.57%, 8/15/17	United States	19,889	19,889
			3,260,080

48 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Other ABS 0.2%
[i]Ally Master Owner Trust, FRN,
1A1, 0.656%, 1/15/19	United States	100,000	$100,154
2A, 0.556%, 1/16/18	United States	135,000	135,011
[f,i]CAM Mortgage Trust 2014-2, 144A, FRN, 4.45%, 5/15/48	United States	73,378	73,710
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	35,501	36,183
[f]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	94,167	95,227
[f,i]Invitation Homes Trust, B, 144A, FRN, 1.683%, 6/17/31	United States	100,000	100,242
[i]Lehman XS Trust Series, 2006-4N, FRN, 0.405%, 4/25/46	United States	110,599	81,474
[f]OneMain Financial Issuance Trust 2015-1, Series 2015-A, 144A, 3.19%, 3/18/26	United States	150,000	151,236
[f]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%, 10/20/30	United States	88,263	88,917
[f]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	85,000	86,139
[f]US Residential Opportunity Fund Trust, 144A,
3.721%, 1/27/35	United States	98,475	99,499
series 15-1III, A, 3.721%, 2/27/35	United States	97,359	97,944
[f]VOLT LLC, 144A,
2015-NPL1 A1, 3.625%, 10/25/57	United States	97,077	97,593
2015-NPL2 A1, 3.375%, 2/25/55	United States	95,678	96,073
2015-NPL4 A1, 3.50%, 2/25/55	United States	221,581	222,696
			1,562,098
Real Estate Investment Trusts (REITs) 0.1%
[f]American Homes 4 Rent, 144A,
[i]Series 2014-SFR1, FRN, 2.75%, 6/17/31	United States	100,000	98,534
Series 2014-SFR3, 6.418%, 12/17/36	United States	100,000	109,773
Series 2015-SFR1, 5.639%, 4/17/52	United States	110,000	116,508
[i]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.51%, 10/25/35	United States	50,763	50,348
[i]Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.615%, 5/25/35	United States	31,297	30,560
[f,i]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 2.682%, 9/25/34	United States	120,000	109,124
[f,i]Citigroup Mortgage Loan Trust Inc., Series 2014-2A1, 144A, FRN, 0.321%,
8/25/36	United States	93,416	87,218
[f,i]Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.381%, 6/25/47	United States	106,373	98,700
			700,765
Thrifts & Mortgage Finance 0.0%†
[f,i]Credit Suisse Mortgage Capital Certificates, Series 2015-A, 144A, FRN, 1.432%,
3/15/17	United States	110,000	110,287
Whole Loan Collateral CMO 0.3%
[i]Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN, 2.686%, 3/25/35	United States	67,171	65,832
[i]Adjustable Rate Mortgage 2004-5 Trust, FRN,
5A1, 2.59%, 4/25/35	United States	18,900	18,529
6A1, 2.532%, 4/25/35	United States	12,295	12,206
Countrywide Alternative Loan Trust, 2003-20CB, 2A1, 5.75%, 10/25/33	United States	31,112	33,005
Countrywide Alternative Loan Trust, 2003-9T1, A7, 5.50%, 7/25/33	United States	31,390	31,667
Countrywide Alternative Loan Trust, 2004-28CB, 5A1, 5.75%, 1/25/35	United States	12,865	13,118
Countrywide Alternative Loan Trust, 2004-J3, 1A1, 5.50%, 4/25/34	United States	65,411	67,815
[i]Countrywide Alternative Loan Trust, 2005-14, 2A1, FRN, 0.395%, 5/25/35	United States	70,175	58,318
Countrywide Alternative Loan Trust, 2005-J1, 2A1, 5.50%, 2/25/25	United States	14,150	14,556
Countrywide Alternative Loan Trust, 2004-27CB, A1, 6.00%, 12/25/34	United States	110,323	113,246
Countrywide Alternative Loan Trust, 2006-4CB, 2A2, 5.50%, 4/25/36	United States	147,151	143,675

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Whole Loan Collateral CMO (continued)
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	14,888	$15,874
Banc of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	15,276	15,865
Banc of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	30,969	28,027
Banc of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	25,580	26,855
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	34,390	33,791
[i]Banc of America Mortgage 2005-A Trust, 2A1, FRN, 2.668%, 2/25/35	United States	16,688	16,362
[i]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.74%, 9/25/34	United States	102,232	98,760
[i]Bear Stearns ARM 2004-9 Trust, 12A3, FRN, 2.781%, 11/25/34	United States	21,649	21,401
[i]Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 2.525%, 2/25/36	United States	30,446	24,070
[i]CHL Mortgage Pass-Through 2004-12 Trust, 8A1, FRN, 2.662%, 8/25/34	United States	23,022	21,761
[i]CHL Mortgage Pass-Through 2004-HYB4 Trust, 2A1, FRN, 2.449%, 9/20/34	United States	58,488	56,176
CHL Mortgage Pass-Through 2005-21 Trust, A17, 5.50%, 10/25/35	United States	24,833	23,425
CitiMortgage Alternative Loan 2007-A6 Trust, 1A11, 6.00%, 6/25/37	United States	19,918	17,769
Credit Suisse First Boston Mortgage Securities Corp.,
2A1, 5.25%, 11/25/20	United States	85,308	86,230
[i]3A1, FRN, 2.625%, 5/25/34	United States	29,333	29,174
[i]4A1, FRN, 2.598%, 12/25/33	United States	6,733	6,697
4A4, 5.75%, 11/25/33	United States	4,310	4,557
[i]7A1, FRN, 2.517%, 11/25/33	United States	10,912	10,541
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4, 5.25%, 6/25/35	United States	8,463	8,562
[i]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN, 5.50%,
11/25/35	United States	16,485	15,697
[f]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	6,322	6,359
GMACM Mortgage Loan Trust 2003-J7, Series 2003-A7, 5.00%, 11/25/33	United States	62,121	62,570
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	54,467	55,277
[i]GSR Mortgage Loan Trust 2005-AR6, 4A5, FRN, 2.69%, 9/25/35	United States	55,021	55,567
[i]Harborview Mortgage Loan Trust, 1A, FRN, 0.556%, 10/19/33	United States	26,567	25,657
[i]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.504%, 7/25/34	United States	76,393	76,477
MASTR Alternative Loan Trust 2004-12, 6A2, 5.25%, 12/25/34	United States	22,361	22,462
[i]Merrill Lynch Mortgage Investors MLCC, 2006-2 Trust, FRN, 2.135%, 5/25/36	United States	18,509	18,394
National City Mortgage Capital Trust, Series 2008-2A1, 6.00%, 3/25/38	United States	99,917	105,291
[i]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.603%, 5/25/36	United States	45,743	41,643
[i]Provident Funding Mortgage Loan 2005-2 Trust, 2A1A, FRN, 2.433%, 10/25/35	United States	14,337	14,290
RALI 2004-QS2 Trust, AI1, 5.50%, 2/25/34	United States	24,349	24,772
Structured Asset Securities Corp. Trust 2005-1, 7A7, 5.50%, 2/25/35	United States	26,831	27,480
[i]WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Trust, A3, FRN,
2.368%, 8/25/35	United States	146,893	146,777
[i]Wells Fargo Mortgage Backed Securities 2003-J Trust, 1A9, FRN, 2.615%,
10/25/33	United States	54,830	55,153
[i]Wells Fargo Mortgage Backed Securities 2003-M Trust, MA1, FRN, 2.615%,
12/25/33	United States	43,710	43,867
[i]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN, 2.639%, 2/25/34	United States	46,127	46,273
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%, 1/25/36	United States	11,140	11,047
[i]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, FRN,
2A2, 2.641%, 6/25/35	United States	62,305	63,525
2A4, 2.641%, 6/25/35	United States	27,691	27,945
[i]Wells Fargo Mortgage Backed Securities Trust, 04-O A1, FRN, 2.615%, 8/25/34	United States	19,547	19,475
			2,083,862
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $11,532,676)			11,594,711

50 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
Options Purchased 0.3%
Calls – Exchange-Traded
Airlines 0.0%†
American Airlines Group Inc., June Strike Price, $52.50, Expires 6/19/15	United States	221	$884
Delta Air Lines Inc., July Strike Price, $45.00, Expires 7/17/15	United States	113	14,464
Spirit Airlines Inc., June Strike Price, $75.00, Expires 6/19/15	United States	141	987
United Continental Holdings Inc., July Strike Price, $55.00, Expires 7/17/15	United States	111	32,634
United Continental Holdings Inc., July Strike Price, $60.00, Expires 7/17/15	United States	92	11,040
			60,009
Banks 0.0%†
Citigroup Inc., January Strike Price, $55.00, Expires 1/15/16	United States	36	11,628
Commerzbank AG, June Strike Price, 11.50 EUR, Expires 6/19/15	Germany	57	4,570
			16,198
Diversified Telecommunication Services 0.0%†
Telecom Italia SpA, September Strike Price, 1.10 EUR, Expires 9/18/15	Italy	329	33,171
Telecom Italia SpA, December Strike Price, 1.15 EUR, Expires 12/18/15	Italy	73	7,713
			40,884
Exchange Traded Funds 0.0%†
iShares Russell 2000 ETF, June Strike Price, $124.50, Expires 6/05/15	United States	372	27,900
Food Products 0.0%†
Kraft Foods Group Inc., June Strike Price, $67.50, Expires 6/19/15	United States	69	118,680
Health Care Equipment & Supplies 0.0%†
Natus Medical Inc., July Strike Price, $40.00, Expires 7/17/15	United States	58	7,250
Health Care Providers & Services 0.0%†
HCA Holdings Inc., July Strike Price, $87.50, Expires 7/17/15	United States	29	5,220
Internet Software & Services 0.1%
eBay Inc., January Strike Price, $50.00, Expires 1/15/16	United States	229	287,395
Pandora Media Inc., September Strike Price, $24.00, Expires 9/18/15	United States	89	4,005
Twitter Inc., June Strike Price, $43.00, Expires 6/19/15	United States	57	456
			291,856
Machinery 0.0%†
Spirax-Sarco Engineering PLC, June Strike Price, $2,150.00, Expires 6/19/15	United States	159	73,935
Media 0.1%
Comcast Corp., October Strike Price, $62.50, Expires 10/16/15	United States	127	13,525
DISH Network Corp., June Strike Price, $70.00, Expires 6/19/15	United States	49	10,094
Time Warner Cable Inc., July Strike Price, $155.00, Expires 7/17/15	United States	136	357,000
			380,619
Metals & Mining 0.0%†
United States Steel Corp., July Strike Price, $28.00, Expires 7/17/15	United States	49	2,205
Vale SA, ADR, September Strike Price, $8.00, Expires 9/18/15	Brazil	274	6,576
			8,781
Pharmaceuticals 0.0%†
Mylan NV, July Strike Price, $70.00, Expires 7/17/15	United States	62	35,030
Mylan NV, June Strike Price, $80.00, Expires 6/19/15	United States	16	800
			35,830

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Semiconductors & Semiconductor Equipment 0.0%†
Applied Materials Inc., June Strike Price, $22.00, Expires
6/19/15	United States		110	$440
Software 0.0%†
TiVo Inc., January Strike Price, $12.00, Expires 1/15/16	United States		56	2,800
Technology Hardware, Storage & Peripherals 0.0%†
EMC Corp., October Strike Price, $27.00, Expires
10/16/15	United States		217	21,049
NCR Corp., July Strike Price, $30.00, Expires 7/17/15	United States		24	3,000
NCR Corp., January Strike Price, $35.00, Expires 1/15/16	United States		109	11,445
SanDisk Corp., July Strike Price, $72.50, Expires 7/17/15	United States		67	9,179
SanDisk Corp., July Strike Price, $75.00, Expires 7/17/15	United States		67	5,829
				50,502
Wireless Telecommunication Services 0.0%†
T-Mobile U.S. Inc., August Strike Price, $40.00, Expires
8/21/15	United States		272	43,520

			Notional
		Counterparty	Amount*
Calls – Over-the-Counter
Currency Options 0.0%†
USD/KRW, November Strike Price, 1,113.00 KRW,
Expires 11/25/15	South Korea	BOFA	2,359,560,000 KRW	59,611
Payer Swaptions – Over-the-Counter
Interest Rate 0.0%†
Pay fixed 1 year 2.403%, receive float 3-month USD LIBOR,
Expires 11/05/15	United States	DBFX	1,240,000	20,574
Pay fixed 10 year 2.39%, receive float 3-month USD LIBOR,
Expires 7/22/15	United States	DBFX	3,000,000	17,476
				38,050

			Number of
			Contracts
Puts – Exchange-Traded
Construction Materials 0.0%†
Cemex SAB de CV, ADR, July Strike Price, $6.73,
Expires 7/17/15	Mexico		57	267
Diversified Financial Services 0.1%
Euro STOXX 50 Index, July Strike Price, 3,350.00 EUR,
Expires 7/17/15	Germany		62	30,642
Euro STOXX 50 Index, July Strike Price, 3,450.00 EUR,
Expires 7/17/15	Germany		12	9,278
Euro STOXX 50 Index, August Strike Price, 3,450.00 EUR,
Expires 8/21/15	Germany		41	45,526
S&P 500 Index, June Strike Price, $2,000.00,
Expires 6/19/15	United States		73	33,580
S&P 500 Index, June Strike Price, $2,050.00,
Expires 6/19/15	United States		53	53,212

52 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Diversified Financial Services (continued)
S&P 500 Index, June Strike Price, $2,075.00, Expires 6/19/15	United States	22	$34,210
S&P 500 Index, June Strike Price, $1,975.00, Expires 6/30/15	United States	140	71,120
S&P 500 Index, August Strike Price, $2,050.00, Expires 8/31/15	United States	56	213,360
			490,928
Diversified Telecommunication Services 0.0%†
AT&T Inc., June Strike Price, $35.00, Expires 6/19/15	United States	293	23,440
Electric Utilities 0.0%†
Pepco Holdings Inc., June Strike Price, $25.00, Expires 6/19/15	United States	85	255
Electrical Equipment 0.0%†
Alstom SA, September Strike Price, 24.00 EUR, Expires 9/18/15	France	130	7,567
Exchange Traded Funds 0.0%†
Amex Industrial Select SPDR Fund, December Strike Price, $53.00,
Expires 12/18/15	United States	81	14,783
iShares U.S. Real Estate ETF, June Strike Price, $75.00, Expires 6/19/15	United States	304	34,352
			49,135
Interest Rate 0.0%†
Eurodollar Future, September Strike Price, $99.50, Expires 9/14/15	United States	392	26,950
Internet & Catalog Retail 0.0%†
Netflix Inc., July Strike Price, $400.00, Expires 7/17/15	United States	6	246
Netflix Inc., July Strike Price, $425.00, Expires 7/17/15	United States	5	345
Netflix Inc., July Strike Price, $450.00, Expires 7/17/15	United States	5	530
Netflix Inc., September Strike Price, $385.00, Expires 9/18/15	United States	12	1,008
Netflix Inc., September Strike Price, $550.00, Expires 9/18/15	United States	13	24,635
			26,764
Internet Software & Services 0.0%†
Alibaba Group Holding Ltd., ADR, January Strike Price, $80.00, Expires 1/15/16	China	40	16,200
Machinery 0.0%†
Spirax-Sarco Engineering PLC, June Strike Price, $2,080.00, Expires 6/05/15	United States	90	62,550
Media 0.0%†
Charter Communications Inc., March Strike Price, $210.00, Expires 3/18/16	United States	29	118,900
Time Warner Cable Inc., October Strike Price, $155.00, Expires 10/16/15	United States	76	10,450
Vivendi SA, September Strike Price, 21.00 EUR, Expires 9/18/15	France	216	7,829
Vivendi SA, September Strike Price, 22.00 EUR, Expires 9/18/15	France	625	41,186
Vivendi SA, December Strike Price, 22.00 EUR, Expires 12/18/15	France	80	8,435
			186,800
Metals & Mining 0.0%†
ThyssenKrupp AG, September Strike Price, 24.00 EUR, Expires 9/18/15	Germany	194	31,534
Oil, Gas & Consumable Fuels 0.0%†
Scorpio Tankers Inc., ADR, July Strike Price, $7.50, Expires 7/17/15	Monaco	30	375
Vanguard Natural Resources LLC, October Strike Price, $17.00,
Expires 10/16/15	United States	14	3,605
			3,980

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Pharmaceuticals 0.0%†
Mylan NV, October Strike Price, $65.00, Expires 10/16/15	United States		37	$9,990
Real Estate Investment Trusts (REITs) 0.0%†
Spirit Realty Capital Inc., July Strike Price, $10.00,
Expires 7/17/15	United States		25	688
Specialty Retail 0.0%†
Office Depot Inc., January Strike Price, $8.00,
Expires 1/15/16	United States		151	6,040

			Notional
		Counterparty	Amount*
Puts – Over-the-Counter
Currency Options 0.0%†
INR/USD, August Strike Price, 61.50 INR, Expires 8/31/15	India	CITI	83,025,000 INR	867
INR/USD, July Strike Price, 61.50 INR, Expires 7/24/15	India	BOFA	49,200,000 INR	293
				1,160
Receiver Swaptions – Over-the-Counter
Interest Rate 0.0%†
Receive fixed 1 year 4.20%, pay float 28 Day TIIE,
Expires 10/01/15	Mexico	BOFA	50,000,000 MXN	9,231
Receive fixed 1 year 4.26%, pay float 28 Day TIIE,
Expires 10/23/15	Mexico	BOFA	27,000,000 MXN	5,261
				14,492

Total Options Purchased (Cost $2,625,104)				2,220,825
Total Investments before Short Term
Investments (Cost $537,880,837)				568,765,936

			Principal
			Amount*
Short Term Investments 0.1%
U.S. Government and Agency Securities 0.1%
[a,o]U.S. Treasury Bills,
10/01/15	United States		200,000	199,997
7/23/15	United States		200,000	200,000

Total Short Term Investments
(Cost $399,923)				399,997
Total Investments before Money Market Funds
and Repurchase Agreements
(Cost $538,280,760)				569,165,933

			Shares
Money Market Funds (Cost $62,517,657) 8.2%
[p,q]Dreyfus Government Cash Management, Institutional Shares,
0.01%	United States		62,517,657	62,517,657

54 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Repurchase Agreement (Cost $36,858,877) 4.8%
[r]Joint Repurchase Agreement, 0.068%, 6/01/15
(Maturity Value $36,859,087),	United States	36,858,877	$36,858,877
BNP Paribas Securities Corp. (Maturity Value $6,611,414)
Credit Suisse Securities (USA) LLC (Maturity Value $9,917,306)
HSBC Securities (USA) Inc. (Maturity Value $13,884,081)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $6,446,286)
Collateralized by [o]U.S. Government Agency Securities, Discount Notes,
11/25/15 -12/11/15; U.S. Government Agency Securities, zero cpn.,
12/01/15 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17 -
1/15/26; and U.S. Treasury Notes, 0.75% - 3.50%, 12/31/17 - 5/15/20 (valued at $37,612,689).
Total Investments (Cost $637,657,294) 87.4%			668,542,467
Options Written (0.1)%			(534,940)
Securities Sold Short (20.6)%			(157,632,275)
Other Assets, less Liabilities 33.3%			254,619,449
Net Assets 100.0%			$764,994,701

		Number of
		Contracts
[s]Options Written (0.1%)
Calls – Exchange-Traded
Air Freight & Logistics (0.0)%†
TNT Express NV, December Strike Price, 8.00 EUR, Expires 12/18/15	Netherlands	17	(262)
Airlines (0.0)%†
United Continental Holdings Inc., June Strike Price, $53.50, Expires 6/05/15	United States	6	(1,086)
Banks(0.0)%†
Commerzbank AG, June Strike Price, 13.00 EUR, Expires 6/19/15	Germany	90	(593)
Diversified Telecommunication Services (0.0)%†
Telecom Italia SpA, September Strike Price, 1.30 EUR, Expires 9/18/15	Italy	329	(8,564)
Telecom Italia SpA, December Strike Price, 1.35 EUR, Expires 12/18/15	Italy	73	(2,910)
			(11,474)
Internet & Catalog Retail (0.0)%†
Netflix Inc., September Strike Price, $720.00, Expires 9/18/15	United States	7	(12,600)
Internet Software & Services (0.0)%†
Alibaba Group Holding Ltd., ADR, January Strike Price, $100.00,
Expires 1/15/16	China	34	(15,810)
Media (0.1)%
Charter Communications Inc., March Strike Price, $210.00, Expires 3/18/16	United States	29	(8,990)
Time Warner Cable Inc., July Strike Price, $170.00, Expires 7/17/15	United States	161	(204,470)
Vivendi SA, September Strike Price, 25.00 EUR, Expires 9/18/15	France	216	(9,964)
Vivendi SA, September Strike Price, 26.00 EUR, Expires 9/18/15	France	625	(15,101)
Vivendi SA, December Strike Price, 26.00 EUR, Expires 12/18/15	France	80	(4,569)
			(243,094)
Metals & Mining (0.0)%†
ThyssenKrupp AG, September Strike Price, 30.00 EUR, Expires 9/18/15	Germany	194	(3,196)
Pharmaceuticals (0.0)%†
Mylan NV, June Strike Price, $75.00, Expires 6/19/15	United States	29	(4,205)
Mylan NV, July Strike Price, $75.00, Expires 7/17/15	United States	62	(18,600)
			(22,805)

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

			Notional
	Country	Counterparty	Amount*		Value
[s]Options Written (continued)
Calls – Over-the-Counter
Currency Options (0.0%)†
USD/KRW, November Strike Price, 1,150.00 KRW,
Expires 11/25/15	South Korea	BOFA	2,438,000,000	KRW	$(35,572)
Receiver Swaptions – Over-the-Counter
Interest Rate (0.0%)†
Receive floating 28 Day TIIE, pay fixed 1 year 3.73%,
Expires 10/01/15	Mexico	BOFA	50,000,000	MXN	(2,350)

			Number of
			Contracts
Puts – Exchange-Traded
Air Freight & Logistics (0.0%)†
TNT Express NV, June Strike Price, 7.60 EUR,
Expires 6/19/15	Netherlands		3		(16)
Airlines (0.0%)†
Spirit Airlines Inc., June Strike Price, $70.00,
Expires 6/19/15	United States		57		(41,154)
United Continental Holdings Inc., July Strike Price, $52.50,
Expires 7/17/15	United States		46		(9,798)
					(50,952)
Banks (0.0%)†
Citigroup Inc., January Strike Price, $47.00,
Expires 1/15/16	United States		36		(4,608)
Diversified Financial Services (0.0%)†
S&P 500 Index, August Strike Price, $1,850.00,
Expires 8/31/15	United States		56		(60,200)
Diversified Telecommunication Services (0.0%)†
Telecom Italia SpA, December Strike Price, 0.95 EUR,
Expires 12/18/15	Italy		73		(3,688)
Telecom Italia SpA, September Strike Price, 0.95 EUR,
Expires 9/18/15	Italy		329		(9,431)
					(13,119)
Health Care Equipment & Supplies (0.0%)†
Smith & Nephew PLC, June Strike Price, 11.00 GBP,
Expires 6/19/15	United Kingdom		1		(153)
Health Care Providers & Services (0.0%)†
HCA Holdings Inc., July Strike Price, $72.50,
Expires 7/17/15	United States		29		(3,132)
Internet Software & Services (0.0%)†
Twitter Inc., June Strike Price, $35.00, Expires 6/19/15	United States		57		(2,451)
Media (0.0%)†
Time Warner Cable Inc., October Strike Price, $130.00,
Expires 10/16/15	United States		44		(1,320)
Metals & Mining (0.0%)†
United States Steel Corp., July Strike Price, $24.00,
Expires 7/17/15	United States		29		(3,625)

56 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
[s]Options Written (continued)
Puts – Exchange-Traded (continued)
Pharmaceuticals (0.0%)†
Mylan NV, July Strike Price, $65.00, Expires 7/17/15	United States	6	$(660)
Software (0.0%)†
TiVo Inc., January Strike Price, $10.00, Expires 1/15/16	United States	56	(4,032)
Technology Hardware, Storage & Peripherals (0.0%)†
EMC Corp., January Strike Price, $25.00, Expires 1/15/16	United States	144	(18,432)
NCR Corp., January Strike Price, $25.00, Expires 1/15/16	United States	109	(9,810)
SanDisk Corp., July Strike Price, $62.50, Expires 7/17/15	United States	67	(4,690)
SanDisk Corp., July Strike Price, $65.00, Expires 7/17/15	United States	67	(8,844)
			(41,776)
Tobacco (0.0%)†
Shinsei Bank Ltd., June Strike Price, 29.00 GBP, Expires 6/19/15	Japan	7	(54)
Total Options Written
(Premiums Received $432,836)			(534,940)

		Shares
[t]Securities Sold Short (20.6)%
Common Stocks (8.4)%
Aerospace & Defense (0.1)%
AAR Corp	United States	6,937	(204,919)
Airbus Group NV	France	2,167	(147,561)
The Boeing Co	United States	1,416	(198,976)
Textron Inc	United States	9,628	(435,378)
			(986,834)
Air Freight & Logistics (0.0)%†
Atlas Air Worldwide Holdings Inc	United States	2,927	(159,463)
Airlines (0.2)%
American Airlines Group Inc	United States	13,439	(569,411)
Norwegian Air Shuttle AS	Norway	5,128	(199,214)
Spirit Airlines Inc	United States	1,667	(105,971)
Virgin America Inc	United States	21,878	(622,210)
			(1,496,806)
Biotechnology (0.3)%
Acorda Therapeutics Inc	United States	10,526	(320,832)
Alexion Pharmaceuticals Inc	United States	5,384	(882,115)
Exelixis Inc	United States	101,650	(320,198)
Ligand Pharmaceuticals Inc., B	United States	4,195	(369,621)
PDL BioPharma Inc	United States	4,085	(27,288)
			(1,920,054)
Capital Markets (0.1)%
Cowen Group Inc	United States	125,761	(741,990)
Chemicals (0.0)%†
CF Industries Holdings Inc	United States	503	(158,888)
A. Schulman Inc	United States	2,532	(108,293)
			(267,181)

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Commercial Services & Supplies (0.0)%†
Cenveo Inc	United States	52,407	$(131,017)
Communications Equipment (0.2)%
InterDigital Inc	United States	1,530	(89,704)
Palo Alto Networks Inc	United States	5,264	(892,195)
ViaSat Inc	United States	2,856	(179,900)
			(1,161,799)
Construction Materials (0.1)%
Cemex SAB de CV, ADR	Mexico	107,487	(999,629)
Diversified Consumer Services (0.1)%
Ascent Capital Group Inc	United States	1,735	(69,973)
Carriage Services Inc	United States	9,699	(241,311)
H&R Block Inc	United States	4,266	(135,360)
			(446,644)
Diversified Telecommunication Services (0.2)%
AT&T Inc	United States	37,594	(1,298,497)
Iridium Communications Inc	United States	34,141	(353,359)
Telecom Italia SpA	Italy	104,114	(127,613)
			(1,779,469)
Electrical Equipment (0.0)%†
SolarCity Corp	United States	4,101	(246,552)
Electronic Equipment, Instruments & Components (0.2)%
Vishay Intertechnology Inc	United States	85,855	(1,117,832)
Energy Equipment & Services (0.4)%
Core Laboratories NV	United States	2,565	(301,336)
Halliburton Co	United States	50,330	(2,284,982)
SEACOR Holdings Inc	United States	4,742	(332,509)
			(2,918,827)
Food Products (0.4)%
Archer-Daniels-Midland Co	United States	7,790	(411,701)
Bunge Ltd	United States	3,625	(335,530)
The JM Smucker Co	United States	4,823	(571,767)
Post Holdings Inc	United States	36,719	(1,588,464)
			(2,907,462)
Health Care Equipment & Supplies (0.2)%
Alere Inc	United States	7,425	(382,982)
Hologic Inc	United States	26,777	(957,813)
Insulet Corp	United States	1,425	(40,285)
Quidel Corp	United States	4,922	(106,660)
Wright Medical Group Inc	United States	9,341	(255,943)
			(1,743,683)
Health Care Providers & Services (0.5)%
Amsurg Corp	United States	97	(6,532)
Brookdale Senior Living Inc	United States	18,943	(713,962)
HCA Holdings Inc	United States	1,666	(136,329)

58 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Health Care Providers & Services (continued)
HealthSouth Corp	United States	9,521	$(410,926)
Healthways Inc	United States	8,482	(128,587)
Molina Healthcare Inc	United States	21,113	(1,535,760)
Omnicare Inc	United States	4,611	(439,382)
			(3,371,478)
Hotels, Restaurants & Leisure (0.0)%†
The Cheesecake Factory Inc	United States	3,190	(164,508)
Household Durables (0.3)%
Hovnanian Enterprises Inc	United States	23,271	(75,398)
Jarden Corp	United States	46,246	(2,453,813)
			(2,529,211)
Household Products (0.1)%
Kimberly-Clark Corp	United States	2,713	(295,337)
Industrial Conglomerates (0.0)%†
CK Hutchison Holdings Ltd	Hong Kong	12,535	(195,616)
Insurance (0.0)%†
AmTrust Financial Services Inc	United States	2,870	(172,717)
Axis Capital Holdings Ltd	Bermuda	1,975	(108,704)
			(281,421)
Internet & Catalog Retail (0.2)%
Priceline Group Inc	United States	768	(900,127)
Vipshop Holdings Ltd., ADR	China	13,731	(342,863)
			(1,242,990)
Internet Software & Services (0.3)%
AOL Inc	United States	4,006	(200,340)
Blucora Inc	United States	175	(2,776)
Blucora Inc	United States	11,590	(183,817)
j2 Global Inc	United States	6,109	(405,699)
MercadoLibre Inc	Argentina	3,863	(560,637)
Pandora Media Inc	United States	21,132	(394,534)
Qihoo 360 Technology Co. Ltd., ADR	China	845	(43,982)
Twitter Inc	United States	2,953	(108,287)
VeriSign Inc	United States	6,198	(391,652)
			(2,291,724)
IT Services (0.0)%†
International Business Machines Corp	United States	876	(148,613)
Leisure Products (0.0)%†
JAKKS Pacific Inc	United States	20,858	(160,189)
Life Sciences Tools & Services (0.1)%
Sequenom Inc	United States	87,986	(294,753)
Machinery (0.5)%
Altra Industrial Motion Corp	United States	15,582	(428,505)
Caterpillar Inc	United States	8,458	(721,637)
Cummins Inc	United States	2,609	(353,650)

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Machinery (continued)
Deere & Co	United States	3,514	$(329,191)
Navistar International Corp	United States	5,904	(156,338)
PACCAR Inc	United States	4,104	(260,850)
Trinity Industries Inc	United States	44,984	(1,349,070)
			(3,599,241)
Media (0.4)%
Charter Communications Inc., A	United States	2,153	(385,430)
Mediaset SpA	Italy	28,734	(138,415)
Sirius XM Holdings Inc	United States	692,689	(2,673,780)
			(3,197,625)
Metals & Mining (0.0)%†
Rio Tinto PLC, ADR	United Kingdom	1,434	(62,766)
Multiline Retail (0.1)%
Dollar Tree Inc	United States	8,929	(669,586)
Macy’s Inc	United States	4,298	(287,751)
			(957,337)
Oil, Gas & Consumable Fuels (0.3)%
Aegean Marine Petroleum Network Inc	Greece	8,791	(125,008)
Alon USA Energy Inc	United States	27,340	(482,004)
Alpha Natural Resources Inc	United States	43,157	(21,453)
Amyris Inc	United States	31,324	(62,335)
Golar LNG Ltd	Bermuda	6,185	(293,849)
Green Plains Inc	United States	16,550	(543,833)
PetroQuest Energy Inc	United States	15,625	(27,031)
Pioneer Natural Resources Co	United States	948	(140,143)
Renewable Energy Group Inc	United States	24,616	(261,668)
Sanchez Energy Corp	United States	15,126	(152,470)
SandRidge Energy Inc	United States	2,782	(3,394)
Scorpio Tankers Inc	Monaco	12,757	(116,344)
Ship Finance International Ltd	Norway	9,354	(152,938)
Solazyme Inc	United States	52,949	(166,790)
			(2,549,260)
Paper & Forest Products (0.0)%†
International Paper Co	United States	3,767	(195,244)
Personal Products (0.0)%†
Avon Products Inc	United States	21,331	(143,344)
Pharmaceuticals (0.5)%
AbbVie Inc	United States	23,253	(1,548,417)
Actavis PLC	United States	3,841	(1,178,457)
ANI Pharmaceuticals Inc	United States	4,481	(225,753)
Depomed Inc	United States	10,571	(220,511)
Theravance Inc	United States	19,315	(326,424)
			(3,499,562)
Professional Services (0.0)%†
51job Inc., ADR	China	6,397	(198,563)

60 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (0.8)%
American Realty Capital Properties Inc	United States	65,294	$(579,158)
Brandywine Realty Trust	United States	28,335	(398,957)
Campus Crest Communities Inc	United States	3,948	(22,346)
Colony Financial Inc	United States	4,425	(113,546)
Corporate Office Properties Trust	United States	2,780	(71,363)
Digital Realty Trust Inc	United States	1,406	(92,852)
Government Properties Income Trust	United States	20,952	(408,983)
Gramercy Property Trust Inc	United States	23,366	(621,769)
Health Care REIT Inc	United States	4,355	(305,982)
Iron Mountain Inc	United States	2,086	(76,076)
iStar Financial Inc	United States	2,848	(40,470)
Liberty Property Trust	United States	4,799	(167,677)
National Health Investors Inc	United States	3,294	(217,865)
NorthStar Realty Finance Corp	United States	46,952	(851,709)
Ramco-Gershenson Properties Trust	United States	66,897	(1,151,966)
Realty Income Corp	United States	10,447	(476,070)
Redwood Trust Inc	United States	2,850	(45,913)
Spirit Realty Capital Inc	United States	24,353	(262,769)
Starwood Property Trust Inc	United States	9,836	(234,982)
Ventas Inc	United States	2,009	(133,639)
			(6,274,092)
Real Estate Management & Development (0.0)%†
Cheung Kong Property Holdings Ltd	Hong Kong	12,535	(76,145)
Forest City Enterprises Inc	United States	4,485	(103,424)
			(179,569)
Road & Rail (0.0)%†
Knight Transportation Inc	United States	5,004	(143,114)
Semiconductors & Semiconductor Equipment (0.3)%
Canadian Solar Inc	Canada	1,223	(39,943)
Intel Corp	United States	9,174	(316,136)
NVIDIA Corp	United States	13,473	(298,158)
Photronics Inc	United States	51,780	(522,460)
SunEdison Inc	United States	18,894	(566,253)
Xilinx Inc	United States	12,466	(591,138)
			(2,334,088)
Software (0.8)%
Citrix Systems Inc	United States	2,405	(156,349)
Electronic Arts Inc	United States	46,723	(2,932,102)
FireEye Inc	United States	3,523	(164,066)
Interactive Intelligence Group Inc	United States	2,196	(94,933)
NetSuite Inc	United States	970	(90,617)
Proofpoint Inc	United States	7,982	(471,976)
Take-Two Interactive Software Inc	United States	53,078	(1,452,745)
TiVo Inc	United States	13,446	(141,586)
Workday Inc	United States	5,164	(407,543)
			(5,911,917)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Specialty Retail (0.1)%
Ascena Retail Group Inc	United States	1,632	$(24,121)
Barnes & Noble Inc	United States	21,234	(499,424)
Hennes & Mauritz AB, B	Sweden	8,000	(315,440)
Office Depot Inc	United States	3,351	(31,064)
			(870,049)
Technology Hardware, Storage & Peripherals (0.1)%
Electronics For Imaging Inc	United States	6,173	(266,859)
EMC Corp	United States	2,051	(54,023)
SanDisk Corp	United States	609	(41,644)
Violin Memory Inc	United States	52,198	(174,863)
			(537,389)
Textiles, Apparel & Luxury Goods (0.1)%
Adidas AG	Germany	4,285	(336,635)
Iconix Brand Group Inc	United States	25,167	(649,812)
			(986,447)
Tobacco (0.3)%
Reynolds American Inc	United States	12,278	(942,337)
Universal Corp	United States	15,927	(820,081)
Vector Group Ltd	United States	6,630	(146,589)
			(1,909,007)
Trading Companies & Distributors (0.1)%
Kaman Corp	United States	9,167	(388,314)
MSC Industrial Direct Co. Inc	United States	1,936	(134,300)
			(522,614)
Total Common Stocks (Proceeds $63,107,022)			(64,072,310)
Exchange Traded Funds (11.5)%
Consumer Discretionary Select Sector SPDR Fund	United States	2,147	(163,816)
Consumer Staples Select Sector SPDR Fund	United States	75,849	(3,700,673)
Health Care Select Sector SPDR Fund	United States	21,604	(1,620,300)
iShares 20+ Year Treasury Bond ETF	United States	7,892	(968,664)
iShares Core S&P Small-Cap ETF	United States	26,955	(3,153,465)
iShares Global Utilities ETF	United States	16,790	(804,577)
iShares MSCI Emerging Markets ETF	United States	33,578	(1,380,727)
iShares MSCI Taiwan ETF	Taiwan	139,465	(2,278,858)
iShares Nasdaq Biotechnology ETF	United States	3,643	(1,329,804)
iShares North American Tech ETF	United States	4,190	(451,933)
iShares North American Tech-Software ETF	United States	23,490	(2,370,376)
iShares PHLX Semiconductor ETF	United States	20,625	(2,084,569)
iShares Russell 2000 ETF	United States	51,550	(6,388,076)
iShares Russell 2000 Growth ETF	United States	19,845	(3,024,378)
iShares Russell Mid-Cap Growth ETF	United States	5,445	(535,843)
iShares S&P Small-Cap 600 Growth ETF	United States	5,445	(703,167)
iShares STOXX Europe 600 UCITS ETF	Germany	11,775	(526,739)
iShares U.S. Consumer Goods ETF	United States	6,630	(706,095)
iShares U.S. Real Estate ETF	United States	2,048	(154,071)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
[t]Securities Sold Short (continued)
Exchange Traded Funds (continued)
iShares U.S. Technology ETF	United States	28,805	$(3,161,925)
iShares U.S. Telecommunications ETF	United States	27,275	(819,341)
PowerShares Dynamic Retail Portfolio	United States	31,045	(1,197,406)
PowerShares Nasdaq Internet Portfolio	United States	12,200	(891,210)
PureFunds ISE Cyber Security ETF	United States	57,120	(1,741,589)
SPDR S&P 500 ETF Trust	United States	210,385	(44,418,585)
SPDR S&P Retail ETF	United States	3,127	(305,789)
SPDR S&P Transportation ETF	United States	6,915	(687,835)
Utilities Select Sector SPDR Fund	United States	14,982	(666,699)
Vanguard Consumer Staples ETF	United States	8,570	(1,088,476)
Vanguard Small-Cap Growth ETF	United States	3,230	(434,112)
Total Exchange Traded Funds (Proceeds $85,594,368)			(87,759,098)

		Principal
		Amount*
Convertible Bonds and Notes (0.1)%
Household Durables (0.0)%†
The Ryland Group Inc., senior note, 0.25%, 6/01/19	United States	184,000	(176,870)
Internet Software & Services (0.0)%†
Yahoo! Inc., senior note, zero cpn., 12/01/18	United States	184,000	(199,410)
IT Services (0.1)%
[f]Euronet Worldwide Inc., senior bond, 144A, 1.50%, 10/01/44	United States	230,000	(256,881)
Total Convertible Bonds and Notes (Proceeds $628,567)			(633,161)
Corporate Notes (0.4)%
Diversified Financial Services (0.1)%
[f]American Achievement Corp., senior note, 144A, 10.875%, 4/15/16	United States	515,000	(502,769)
Hotels, Restaurants & Leisure (0.1)%
Scientific Games International Inc., senior note, 10.00%, 12/01/22	United States	920,000	(894,700)
Oil, Gas & Consumable Fuels (0.2)%
California Resources Corp., senior note, 6.00%, 11/15/24	United States	1,436,000	(1,328,300)
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	175,000	(165,375)
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	349,000	(241,682)
			(1,735,357)
Total Corporate Notes (Proceeds $3,090,290)			(3,132,826)

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
U.S. Government and Agency Securities (0.2)%
U.S. Treasury Notes,
1.375%, 2/29/20	United States	1,513,000	$(1,508,154)
2.125%, 5/15/25	United States	310,000	(310,218)
2.25%, 11/15/24	United States	214,000	(216,508)
Total U.S. Government & Agency Securities
(Proceeds $2,027,392)			(2,034,880)
Total Securities Sold Short (Proceeds $154,447,639)			$(157,632,275)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures, forward, swap and written options contracts. At May 31, 2015, the aggregate value of these securities and/or cash pledged as collateral was $278,939,272, representing 36.46% of net assets.
bNon-income producing.
cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eA portion or all of the security is held in connection with written option contracts open at year end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
May 31, 2015, the net value of these securities was $81,816,213, representing 10.70% of net assets.
gA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2015, the aggregate value of these securities was $17,609,856, representing 2.30% of net assets.
iThe coupon rate shown represents the rate at period end.
jPerpetual security with no stated maturity date.
kIncome may be received in additional securities and/or cash.
lSee Note 7 regarding credit risk and defaulted securities.
mSee Note 1(i) regarding senior floating rate interests.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe security is traded on a discount basis with no stated coupon rate.
pThe rate shown is the annualized seven-day yield at period end.
qA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).
rSee Note 1(c) regarding joint repurchase agreement.
sSee Note 1(e) regarding written options.
tSee Note 1(g) regarding securities sold short.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)
At May 31, 2015, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Short	72	$3,074,850	6/15/15	$178,027	$—
Aluminum	Long	18	768,712	6/15/15	—	(51,684)
Aluminum	Short	7	305,725	9/14/15	7,817	—
Brent Crude Oil	Long	40	2,622,400	6/15/15	2,719	—
Cocoa	Long	38	1,223,727	7/16/15	69,322	—
Coffee	Short	50	2,411,250	9/18/15	—	(29,348)
Copper	Short	42	6,310,762	6/15/15	—	(105,348)
Copper	Long	42	6,310,762	6/15/15	—	(315,003)
Copper	Long	11	1,654,537	9/14/15	—	(72,944)
Copper	Short	4	601,650	9/14/15	20,851	—
Corn	Short	101	1,775,075	7/14/15	50,113	—
Cotton	Short	3	96,960	12/08/15	—	(753)
Gold 100 Oz	Short	31	3,688,380	8/27/15	48,172	—
Kansas City Wheat	Short	3	74,813	7/14/15	2,104	—
Low Sulfur Gas Oil	Long	56	3,323,600	7/10/15	—	(39,535)
Natural Gas	Short	58	1,532,360	6/26/15	134,652	—
NY Harbor Ultra-Low Sulfur Diesel	Long	29	2,374,735	6/30/15	7,762	—
RBOB Gasoline	Long	20	1,732,668	6/30/15	40,280	—
Silver	Long	5	417,525	7/29/15	1,464	—
Soybeans	Short	37	1,727,900	7/14/15	43,787	—
Soybean Meal	Short	31	947,670	7/14/15	39,176	—
Soybean Oil	Short	14	279,972	7/14/15	—	(17,360)
Sugar	Short	56	770,202	9/30/15	—	(5,158)
Wheat	Short	78	1,860,300	7/14/15	175,413	—
WTI Crude Oil	Short	35	2,110,500	6/22/15	22,143	—
Zinc	Long	72	3,929,400	6/15/15	—	(126,078)
Zinc	Short	52	2,837,900	6/15/15	—	(132,183)
Zinc	Long	11	602,388	9/14/15	—	(10,537)
			55,366,723		843,802	(905,931)
Equity Contracts
CAC40 10 Euro[a]	Long	56	3,065,700	6/19/15	864	—
CAC40 10 Euro	Short	8	437,957	6/19/15	12,513	—
DJIA Mini E-CBOT Index[a]	Long	56	5,042,520	6/19/15	—	(52,728)
Euro STOXX 50 Index[a]	Long	52	2,034,311	6/19/15	—	(27,200)
FTSE 100 Index[a]	Long	15	1,596,679	6/19/15	47,081	—
Hang Seng Index[a]	Long	21	3,678,551	6/29/15	—	(126,820)
Nasdaq 100 E-Mini Index[a]	Long	40	3,608,800	6/19/15	143,415	—
Nikkei 225 Index[a]	Long	48	3,977,602	6/11/15	337,505	—
Russell 2000 Mini Index[a]	Long	46	5,723,780	6/19/15	10,500	—
S&P 500 E-Mini Index	Short	163	17,163,900	6/19/15	—	(391,328)
S&P 500 E-Mini Index[a]	Long	27	2,843,100	6/19/15	—	(19,315)
TOPIX Index[a]	Long	48	6,462,394	6/11/15	500,902	—
			55,635,294		1,052,780	(617,391)
Interest Rate Contracts
3 Month Euribor[a]	Long	453	124,332,455	9/19/16	—	(36,556)
90 Day Eurodollar[a]	Long	907	224,119,700	9/19/16	239,227	—
90 Day Eurodollar	Short	25	6,165,000	12/19/16	—	(1,650)
90 Day Eurodollar	Short	46	11,278,625	12/18/17	4,690	—
90 Day Sterling[a]	Short	13	2,457,568	9/21/16	—	(511)
90 Day Sterling	Short	36	6,795,943	12/21/16	2,578	—
Australian 10 Yr. Bond[a]	Short	68	6,680,551	6/15/15	—	(100,584)
Canadian 10 Yr. Bond[a]	Long	29	3,285,703	9/21/15	49,841	—

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)
			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type Contracts		Value	Date Appreciation		Depreciation
Interest Rate Contracts (continued)
Euro-Bund[a]		Long	29	$4,950,544	6/08/15	$79,070	$—
Long Gilt[a]		Short	46	8,282,081	9/28/15	—	(57,373)
U.S. Treasury 10 Yr. Note[a]		Long	20	2,553,750	9/21/15	20,285	—
U.S. Treasury Long Bond[a]		Short	24	3,735,000	9/21/15	—	(49,560)
				404,636,920		395,691	(246,234)
Totals				$515,638,937		$2,292,273	$(1,769,556)
Net unrealized appreciation (depreciation)						$522,717

[a]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At May 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Canadian Dollar	BNYM	Buy	32,803	26,337	6/01/15	$40	$—
Australian Dollar	BNYM	Buy	24,353	18,616	6/02/15	3	—
Brazilian Real	MLCO	Sell	275,000	90,333	6/05/15	4,180	—
New Russian Ruble	MSCO	Buy	77,888,258	1,506,324	6/05/15	—	(22,288)
New Russian Ruble	MSCO	Sell	77,888,258	1,563,943	6/05/15	79,906	—
Mexican Peso	CSFB	Sell	9,690,000	630,248	6/09/15	1,404	—
New Russian Ruble	MSCO	Buy	37,155,496	698,937	6/15/15	6,324	—
New Russian Ruble	MSCO	Sell	155,470,838	2,995,296	6/15/15	44,250	—
British Pound	BNYM	Buy	535,000	788,930	6/17/15	29,288	(625)
British Pound	BNYM	Sell	721,874	1,078,844	6/17/15	63	(24,396)
Euro	BNYM	Buy	380,000	417,674	6/17/15	2,698	(2,925)
Euro	BNYM	Sell	6,481,995	6,925,445	6/17/15	7,408	(202,719)
Euro	BOFA	Sell	78,000	87,578	6/17/15	1,891	—
Euro	DBFX	Sell	4,184,524	4,497,926	6/17/15	2,937	(101,893)
Euro	MLCO	Sell	781,424	844,137	6/17/15	—	(14,291)
Euro	MSCO	Buy	3,701,482	4,153,075	6/17/15	—	(86,834)
Euro	MSCO	Sell	3,752,663	4,186,071	6/17/15	66,134	(2,527)
Euro	UBSW	Buy	209,000	222,394	6/17/15	7,201	—
Euro	UBSW	Sell	522,000	552,653	6/17/15	—	(20,787)
South African Rand	DBFX	Sell	39,420,535	3,230,000	6/17/15	—	(6,639)
South African Rand	MSCO	Sell	6,886,611	569,804	6/17/15	4,376	—
Swiss Franc	BNYM	Sell	3,910,194	3,983,366	6/17/15	14,544	(194,083)
Euro	BZWS	Sell	419,000	466,613	6/18/15	6,317	—
Euro	DBFX	Sell	203,000	231,506	6/18/15	8,499	—
Australian Dollar[b]	MSCO	Buy	10,409,000	8,095,038	6/19/15	316	(145,200)
Australian Dollar[b]	MSCO	Sell	19,378,000	14,826,290	6/19/15	62,148	(36,326)
British Pound[b]	MSCO	Buy	15,448,000	23,363,826	6/19/15	399,954	(156,293)
British Pound[b]	MSCO	Sell	13,639,000	20,440,711	6/19/15	16,717	(418,996)
Canadian Dollar[b]	MSCO	Buy	3,205,000	2,602,097	6/19/15	7,953	(33,669)
Canadian Dollar[b]	MSCO	Sell	12,411,000	10,095,239	6/19/15	184,728	(66,237)
Colombian Peso	CITI	Sell	780,000,000	326,900	6/19/15	19,279	—
Euro[b]	MSCO	Buy	9,468,000	10,199,386	6/19/15	241,689	(39,789)
Euro[b]	MSCO	Sell	7,825,000	8,542,744	6/19/15	59,567	(113,155)
Japanese Yen[b]	MSCO	Buy	2,156,490,000	17,840,764	6/19/15	—	(461,089)
Japanese Yen[b]	MSCO	Sell	2,833,825,000	23,566,004	6/19/15	727,522	—
Mexican Peso[b]	MSCO	Buy	15,132,000	994,503	6/19/15	224	(13,448)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)
Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso[b]	MSCO	Sell	86,792,000	5,612,219		6/19/15	$10,388	$(26,447)
New Zealand Dollar[b]	MSCO	Buy	8,866,000	6,695,978		6/19/15	—	(417,171)
New Zealand Dollar[b]	MSCO	Sell	15,144,000	11,190,031		6/19/15	465,212	—
Swiss Franc[b]	MSCO	Buy	18,045,000	18,920,646		6/19/15	401,691	(109,772)
Swiss Franc[b]	MSCO	Sell	9,942,000	10,045,755		6/19/15	6,722	(546,243)
Euro	CSFB	Sell	385,000	428,808		6/26/15	5,818	—
Japanese Yen	DBFX	Sell	179,800,000	1,479,288		6/26/15	30,090	—
Mexican Peso	CSFB	Sell	102,600	6,721		6/26/15	71	—
South African Rand	CSFB	Sell	11,700,000	979,334		6/26/15	20,154	—
Australian Dollar	CSFB	Sell	1,025,000	798,413	CAD	6/29/15	15,959	—
Canadian Dollar	CSFB	Buy	982,852	798,413		6/29/15	—	(8,466)
Euro	BOFA	Sell	1,025,000	1,131,267		6/29/15	5,081	—
Euro	DBFX	Sell	100,000	110,210		6/29/15	338	—
Hungarian Forint	BOFA	Buy	307,000,000	1,101,069		6/29/15	—	(11,094)
Japanese Yen	MLCO	Sell	42,000,000	341,651		6/29/15	3,115	—
British Pound	BNYM	Sell	312,000	477,026		6/30/15	268	—
British Pound	MSCO	Buy	286,615	445,337		6/30/15	—	(7,369)
British Pound	MSCO	Sell	1,316,987	1,980,455		6/30/15	4,038	(36,032)
Canadian Dollar	MSCO	Sell	1,682,380	1,378,130		6/30/15	25,974	—
Euro	BNYM	Sell	8,070,000	8,786,370		6/30/15	—	(80,398)
Euro	MSCO	Buy	863,369	967,109		6/30/15	—	(18,498)
Euro	MSCO	Sell	6,458,637	7,008,589		6/30/15	30,432	(118,154)
Hong Kong Dollar	BNYM	Sell	13,934,000	1,796,032		6/30/15	—	(929)
Japanese Yen	BNYM	Sell	95,957,000	774,847		6/30/15	1,384	—
Norweigian Krone	MSCO	Buy	1,507,994	201,480		6/30/15	—	(7,596)
Swedish Krona	MSCO	Buy	3,258,648	394,979		6/30/15	—	(12,583)
Swedish Krona	MSCO	Sell	644,812	74,532		6/30/15	—	(1,135)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)							$3,034,295	$(3,566,096)
Net unrealized appreciation (depreciation)								$(531,801)

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At May 31, 2015, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
						Upfront
	Periodic					Premiums
	Payment	Counterparty/	Notional		Expiration	Paid	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]		Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX 23 HY	5.00%	ICE	1,236,760		12/20/19	$(81,567)	$—	$(21,364)	$(102,931)
iTraxx Europe Crossover	5.00%	ICE	634,000	EUR	6/20/20	(71,223)	3,977	—	(67,246)
Totals Centrally Cleared Swaps Contracts						$(152,790)	$3,977	$(21,364)	$(170,177)

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)
					Upfront
	Periodic				Premiums
	Payment	Counterparty/	Notional	Expiration	Paid	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date (Received)		Appreciation	Depreciation	Value	Rating[b]
OTC Swaps
Contract to Buy Protection
Single Name
Avon Products Inc	5.00%	MSCS	636,000	6/20/20	$32,868	$756	$—	$33,624
Government of Brazil	1.00%	BOFA	110,000	12/20/19	3,339	2,140	—	5,479
Government of Brazil	1.00%	BOFA	40,000	12/20/19	1,263	729	—	1,992
Government of Brazil	1.00%	CITI	80,000	12/20/19	2,099	1,886	—	3,985
Government of Brazil	1.00%	BOFA	50,000	12/20/19	1,250	1,241	—	2,491
Government of Russia	1.00%	JPHQ	2,829,000	6/20/20	177,198	—	(5,852)	171,346
Contract to Sell Protection[c]
Single Name
Toys R US Inc	5.00%	MSCS	187,000	12/20/16	(13,017)	1,533	—	(11,484)	CCC
Toys R US Inc	5.00%	MSCS	111,000	12/20/16	(8,048)	1,231	—	(6,817)	CCC
Toys R US Inc	5.00%	MSCS	74,000	12/20/16	(5,758)	1,213	—	(4,545)	CCC
Transocean Ltd	1.00%	MSCS	150,000	12/20/19	(19,507)	—	(5,980)	(25,487)	BB+
Transocean Ltd	1.00%	DBFX	100,000	12/20/19	(12,493)	—	(4,498)	(16,991)	BB+
Transocean Ltd	1.00%	MSCS	150,000	12/20/19	(25,481)	—	(5)	(25,486)	BB+
Transocean Ltd	1.00%	MSCS	150,000	12/20/19	(28,194)	2,707	—	(25,487)	BB+
Transocean Ltd	1.00%	MSCS	75,000	12/20/19	(12,198)	—	(545)	(12,743)	BB+
Transocean Ltd	1.00%	BOFA	75,000	12/20/19	(8,514)	—	(4,229)	(12,743)	BB+
Transocean Ltd	1.00%	CITI	300,000	12/20/19	(46,816)	—	(4,156)	(50,972)	BB+
Totals OTC Swaps Contracts					37,991	13,436	(25,265)	26,162
Totals Credit Default Swaps Contracts			6,987,760		$(117,818)	$17,413	$(46,629)	$(147,034)
Net unrealized appreciation (depreciation)							$(29,216)

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and fail-
ure to pay or bankruptcy of the underlying securities for traded index swaps.

At May 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
	Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description	Exchange	Amount*		Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.184%	CME	1,300,000		5/05/25	$—	$(2,107)
Totals Centrally Cleared Swap Contracts					—	(2,107)
OTC Swap Contracts
Receive Floating rate 3 Month ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%	BZWS	12,500,000	ZAR	5/05/25	$12,504	$—
Totals OTC Swap Contracts					12,504	—
Totals Interest Rate Swap Contracts					$12,504	$(2,107)
Net unrealized appreciation (depreciation)					$10,397
*In U.S. dollars unless otherwise indicated.

68 Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)
At May 31, 2015, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party Notional Value*			Date	Appreciation	Depreciation

Long
Amsurg Corp	LIBOR + 75 bps	DBFX	203,401		6/30/15	$3,120	$—
Health Care REIT Inc	LIBOR + 75 bps	DBFX	861,881		6/30/15	—	(18,622)
Southwestern Energy Co	LIBOR + 75 bps	DBFX	1,097,205		6/30/15	—	(69,759)
T-Mobile U.S. Inc	LIBOR + 75 bps	DBFX	179,573		6/30/15	19,038	—
Aabar Investments PJSC	LIBOR + 100 bps	DBFX	736,811	EUR	7/14/15	370	—
Aabar Investments PJSC	LIBOR	DBFX	321,688	EUR	7/14/15	—	(2,815)
Drillsearch Finance Pty Ltd	LIBOR + 75 bps	DBFX	200,971		7/15/15	3,150	—
FF Group Finance Luxembourg	LIBOR + 75 bps	DBFX	263,809	EUR	7/15/15	—	(7,802)
International Consolidated Airlines
Group SA	LIBOR + 75 bps	DBFX	6,352,660	EUR	7/15/15	—	(142,131)
Inmarsat PLC	LIBOR + 75 bps	DBFX	1,058,047		7/15/15	—	(12,568)
Paladin Energy Ltd	LIBOR + 75 bps	DBFX	373,267		7/15/15	5,477	—
Solidium Oy	LIBOR + 75 bps	DBFX	905,926	EUR	7/15/15	—	(3,394)
Acciona SA	LIBOR + 75 bps	DBFX	1,676,253	EUR	7/17/15	—	(35,173)
alstria office REIT-AG	LIBOR + 75 bps	DBFX	950,004	EUR	7/17/15	—	(44,269)
Carillion Finance Jersey Ltd	LIBOR + 75 bps	DBFX	1,297,244	GBP	7/17/15	—	(3,064)
Deutsche Post AG	LIBOR + 75 bps	DBFX	1,371,562	EUR	7/17/15	1,326	—
Drillisch AG	LIBOR + 75 bps	DBFX	3,383,927	EUR	7/17/15	45,154	—
Deutsche Wohnen AG	LIBOR + 75 bps	DBFX	848,101	EUR	7/17/15	—	(57,638)
Great Portland Estates Capital
Jersey Ltd	LIBOR + 75 bps	DBFX	751,050	GBP	7/17/15	—	(16,099)
Helical Bar Jersey Ltd	LIBOR + 75 bps	DBFX	315,623	GBP	7/17/15	9,488	—
KUKA AG	LIBOR + 75 bps	DBFX	368,188	EUR	7/17/15	28,166	—
LEG Immobilien AG	LIBOR + 75 bps	DBFX	415,190	EUR	7/17/15	—	(20,329)
Lotte Shopping Co. Ltd	LIBOR + 90 bps	DBFX	387,882		7/17/15	1,766	—
RAG-Stiftung	LIBOR + 75 bps	DBFX	903,300	EUR	7/17/15	3,524	—
Unite Jersey Issuer Ltd	LIBOR + 75 bps	DBFX	635,827	GBP	7/17/15	5,754	—
Alcatel-Lucent	LIBOR + 75 bps	DBFX	1,927,697	EUR	7/20/15	136,251	—
Golar LNG Ltd	LIBOR + 75 bps	DBFX	740,032		7/20/15	4,599	—
Ship Finance International Ltd	LIBOR + 75 bps	DBFX	412,682		7/20/15	151	—
Hansteen Jersey Securities Ltd	LIBOR + 75 bps	DBFX	2,447,123	EUR	7/30/15	136,202	—
Marine Harvest	LIBOR + 40 bps	DBFX	308,528	EUR	10/05/15	—	(10,268)
Commerzbank AG	EONIA + 65 bps	MSCS	139,395	EUR	10/19/15	—	—
Celesio AG	EONIA + 65 bps	MSCS	393,636	EUR	10/19/15	—	—
MAN SE	EONIA + 65 bps	MSCS	1,984,475	EUR	10/19/15	—	—
ThyssenKrupp AG	EONIA + 65 bps	MSCS	194,287	EUR	10/19/15	—	—
Alstom SA	EONIA + 65 bps	MSCS	1,235,207	EUR	10/28/15	—	—
Bollore SA	EONIA + 65 bps	MSCS	573,763	EUR	10/28/15	—	—
Jazztel PLC	EONIA + 65 bps	MSCS	1,532,450	EUR	10/28/15	—	—
Nokia OYJ	EONIA + 65 bps	MSCS	72,411	EUR	10/28/15	—	—
Telecom Italia SpA	EONIA + 65 bps	MSCS	316,559	EUR	10/28/15	—	—
TNT Express NV	EONIA + 65 bps	MSCS	204,672	EUR	10/28/15	—	—
Vivendi SA	EONIA + 65 bps	MSCS	2,860,208	EUR	10/28/15	—	—
World Duty Free SpA	EONIA + 65 bps	MSCS	155,645	EUR	10/28/15	—	—
BG Group PLC	SONIA + 65 bps	MSCS	633,389	GBP	10/29/15	—	—
CSR PLC	SONIA + 65 bps	MSCS	589,500	GBP	10/29/15	—	—
Kingfisher PLC	SONIA + 65 bps	MSCS	722,958	GBP	10/29/15	20,457	—
Rexam PLC	SONIA + 65 bps	MSCS	104,343	GBP	10/29/15	—	—
Smith & Nephew PLC	SONIA + 65 bps	MSCS	585,127	GBP	10/29/15	—	—
Spire Healthcare Group PLC	SONIA + 65 bps	MSCS	73,494	GBP	10/29/15	—	—
Telecity Group PLC	SONIA + 65 bps	MSCS	578,612	GBP	10/29/15	—	(76)
ABC-Mart Inc	LIBOR + 85 bps	DBFX	61,744,801	JPY	11/17/15	11,481	—
Alps Electric Co Ltd	LIBOR + 85 bps	DBFX	240,866,501	JPY	11/17/15	53,819	—

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party Notional Value*			Date	Appreciation	Depreciation

Long (continued)
EDION Corp	LIBOR + 85 bps	DBFX	54,519,800	JPY	11/17/15	$29,407	$—
Maeda Corp	LIBOR + 85 bps	DBFX	30,339,000	JPY	11/17/15	3,080	—
Nagoya Railroad Co. Ltd	LIBOR + 85 bps	DBFX	37,388,228	JPY	11/17/15	5,334	—
OSG Corp	LIBOR + 85 bps	DBFX	185,550,000	JPY	11/17/15	36,251	—
Temp Holdings Co. Ltd	LIBOR + 85 bps	DBFX	74,750,000	JPY	11/17/15	32,031	—
LIXIL Group Corp	LIBOR + 85 bps	DBFX	119,913,609	JPY	11/17/15	—	(32,104)
iiNET Ltd	RBACR + 255 bps	MSCS	80,938	AUD	12/03/15	—	—
Sirius Resources NL	RBACR + 255 bps	MSCS	118,964	AUD	12/03/15	—	—
The Yamagata Bank Ltd	LIBOR + 85 bps	DBFX	998,503		12/18/15	—	(3,847)
The Gunma Bank Ltd	LIBOR + 85 bps	DBFX	115,912		12/18/15	—	(727)
The Oita Bank Ltd	LIBOR + 85 bps	DBFX	1,362,400		12/18/15	31,380	—
Yamaguchi Financial Group Inc	LIBOR + 85 bps	DBFX	3,103,147		12/18/15	—	(15,892)
Acadia Realty Trust	FEDEF + 52 bps	MSCS	43,211		12/22/15	—	—
AvalonBay Communities Inc	FEDEF + 52 bps	MSCS	69,264		12/22/15	—	—
Boston Properties Inc	FEDEF + 52 bps	MSCS	52,792		12/22/15	—	—
Equity Residential	FEDEF + 52 bps	MSCS	51,504		12/22/15	—	—
Eagle Rock Energy Partners LP	FEDEF + 112 bps	MSCS	13,138		12/22/15	—	—
Federal Realty Investment Trust	FEDEF + 52 bps	MSCS	104,349		12/22/15	—	—
National Retail Properties Inc	FEDEF + 52 bps	MSCS	76,896		12/22/15	—	—
Sunstone Hotel Investors Inc	FEDEF + 52 bps	MSCS	76,102		12/22/15	—	—
Simon Property Group Inc	FEDEF + 52 bps	MSCS	36,824		12/22/15	—	—
Spirit Realty Capital Inc	FEDEF + 52 bps	MSCS	677,893		12/22/15	—	—
Olam International Ltd	LIBOR + 100 bps	DBFX	741,669		1/08/16	—	(2,470)
APERAM SA	LIBOR + 75 bps	DBFX	2,501,523		1/22/16	—	(110,146)
VInci SA	LIBOR + 50 bps	DBFX	125,124	EUR	1/30/16	—	(915)
Biostime International Holdings Ltd	LIBOR + 100 bps	DBFX	1,912,069	HKD	2/08/16	3,171	—
Hengan International Group Co. Ltd	LIBOR + 100 bps	DBFX	3,258,077	HKD	2/08/16	—	(6,870)
ACS Actividades Finance BV	LIBOR + 75 bps	DBFX	1,585,863	EUR	2/09/16	14,117	—
Acciona SA	LIBOR + 75 bps	DBFX	349,450	EUR	2/09/16	32,912	—
Ascent Capital Group Inc	LIBOR + 50 bps	DBFX	100,874		2/09/16	—	(21,294)
Bunge Ltd	LIBOR + 50 bps	DBFX	73,500		2/09/16	5,365	—
Colony Capital Inc	LIBOR + 50 bps	DBFX	102,767		2/09/16	11,007	—
Green Plains Inc	LIBOR + 50 bps	DBFX	290,973		2/09/16	134,196	—
DP World Ltd	LIBOR + 100 bps	DBFX	225,108		2/10/16	—	(4,630)
Origin Enterprises PLC	LIBOR + 50 bps	DBFX	208,767	EUR	2/11/16	4,981	—
Arrow Global Group PLC	LIBOR + 50 bps	DBFX	132,311	GBP	2/12/16	29,688	—
Entertainment One Ltd	LIBOR + 50 bps	DBFX	92,816	GBP	2/12/16	—	(356)
RPC Group PLC	LIBOR + 50 bps	DBFX	50,214	GBP	2/12/16	3,623	—
Savills PLC	LIBOR	DBFX	8,337	GBP	2/12/16	2	—
UBM PLC	LIBOR + 50 bps	DBFX	93,624	GBP	2/12/16	3,533	—
The Gabriel Finance LP	LIBOR + 75 bps	DBFX	647,142	EUR	2/26/16	2,629	—
PT Jersey Ltd	LIBOR + 75 bps	DBFX	911,986	EUR	2/26/16	—	(15,480)
SABMiller PLC	LIBOR + 90 bps	MSCS	914,625	GBP	2/26/16	—	(50,997)
Smith & Nephew PLC	SONIA + 65 bps	MSCS	602,961	GBP	2/26/16	1,541	—
Novion Property Group	LIBOR + 75 bps	DBFX	2,076,455	AUD	3/08/16	—	(34,760)
Fonciere Des Regions	LIBOR + 75 bps	DBFX	1,218,519	EUR	3/15/16	—	(32,849)
Orpar SA	LIBOR + 75 bps	DBFX	203,903	EUR	3/15/16	73	—
NV Bekaert SA	LIBOR + 75 bps	DBFX	204,580	EUR	3/17/16	—	(1,977)
Nyrstar NV	LIBOR + 75 bps	DBFX	592,789	EUR	3/17/16	594	—
Premier Oil Finance Jersey Ltd	LIBOR + 75 bps	DBFX	184,511		3/17/16	—	(2,851)
J Sainsbury PLC	LIBOR + 75 bps	DBFX	329,414	GBP	3/17/16	—	(14,243)
OSIM International Ltd	LIBOR + 100 bps	DBFX	235,938	SGD	3/18/16	1,438	—
Melia Hotels International SA	LIBOR + 75 bps	DBFX	819,567	EUR	4/25/16	5,179	—
TPK Holding Co. Ltd	LIBOR + 90 bps	DBFX	490,000		5/10/16	4,183	—
DIRECTV	LIBOR + 53 bps	MSCS	2,721,374		8/03/16	116,337	—

70 Annual Report

franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party Notional Value*			Date	Appreciation	Depreciation

Long (continued)
Royal Dutch Shell PLC	LIBOR + 101 bps	MSCS	497,686	GBP	1/18/17	$—	$(33,915)
Rolls-Royce Holdings PLC	LIBOR + 101 bps	MSCS	833,256	GBP	1/18/17	—	(868)
Thomas Cook Group PLC	LIBOR + 101 bps	MSCS	182,048	GBP	1/18/17	—	(6,078)
Wizz Air Holdings PLC	LIBOR + 101 bps	MSCS	251,741	GBP	1/18/17	26,992	—
Rolls-Royce Holdings PLC, C	LIBOR + 101 bps	MSCS	—		1/18/17	12,766	—
Ryanair Holdings PLC	EURIB + 46 bps	MSCS	376,761	EUR	4/12/17	3,676	—
Liberty Global PLC	EONIA + 30 bps	MSCS	592,571	EUR	4/13/17	—	(176)
Marriott International Inc	LIBOR + 68 bps	MSCS	2,076,974		5/25/17	—	(63,622)
NVR Inc	LIBOR + 68 bps	MSCS	2,316,813		5/25/17	—	(21,697)
Oshkosh Corp	LIBOR + 68 bps	MSCS	2,123,147		5/25/17	—	(173,727)
Triumph Group Inc	LIBOR + 68 bps	MSCS	1,983,598		5/25/17	—	(69,188)
United Continental Holdings Inc	LIBOR + 68 bps	MSCS	1,436,749		5/25/17	16,220	—
Wyndham Worldwide Corp	LIBOR + 68 bps	MSCS	1,622,590		5/25/17	—	(25,940)

Short
iBoxx USD Liquid High Yield Index	LIBOR - 19 bps	JPHQ	4,584,000		6/22/15	—	(13,756)
Amsurg Corp	FEDEF - 35 bps	DBFX	162,229		6/30/15	—	(2,160)
Health Care REIT Inc	FEDEF - 35 bps	DBFX	515,487		6/30/15	15,268	—
Southwestern Energy Co	FEDEF - 35 bps	DBFX	885,433		6/30/15	62,811	—
T-Mobile U.S. Inc	FEDEF - 35 bps	DBFX	142,794		6/30/15	—	(18,607)
Acciona SA	LIBOR - 75 bps	DBFX	925,202	EUR	7/15/15	26,998	—
Iberdrola SA	LIBOR - 40 bps	DBFX	661,875	EUR	7/15/15	—	(11,845)
Inmarsat PLC	LIBOR - 40 bps	DBFX	235,699		7/15/15	4,628	—
Melia Hotels International SA	LIBOR - 25 bps	DBFX	585,773	EUR	7/15/15	—	(6,804)
Hengan International Group Co. Ltd	LIBOR - 47 bps	DBFX	290,400	HKD	7/17/15	2,976	—
alstria office REIT-AG	LIBOR - 40 bps	DBFX	718,667	EUR	7/17/15	58,370	—
Deutsche Post AG	LIBOR - 35 bps	DBFX	1,015,669	EUR	7/17/15	27,578	—
Drillisch AG	LIBOR - 40 bps	DBFX	2,938,937	EUR	7/17/15	73,328	—
Deutsche Wohnen AG	LIBOR - 40 bps	DBFX	588,924	EUR	7/17/15	52,901	—
Evonik Industries AG	LIBOR - 40 bps	DBFX	430,995	EUR	7/17/15	—	(13,320)
KUKA AG	LIBOR - 50 bps	DBFX	311,423	EUR	7/17/15	—	(28,878)
LEG Immobilien AG	LIBOR - 40 bps	DBFX	177,350	EUR	7/17/15	11,637	—
Alcatel-Lucent	LIBOR - 40 bps	DBFX	1,750,393	EUR	7/20/15	—	(165,677)
Fonciere Des Regions	LIBOR - 40 bps	DBFX	616,584	EUR	7/20/15	17,153	—
Hansteen Holdings PLC	LIBOR - 40 bps	DBFX	2,103,929	EUR	7/20/15	—	(124,483)
Interna Consolida Airline GRP SA	LIBOR - 40 bps	DBFX	5,839,306	EUR	7/20/15	124,095	—
Playtech Ltd	LIBOR - 40 bps	DBFX	506,417	EUR	7/20/15	5,913	—
Marine Harvest ASA	LIBOR - 75 bps	DBFX	595,470	EUR	9/17/15	6,289	—
AT&T Inc	LIBOR - 14 bps	MSCS	2,025,777		10/19/15	—	(25,623)
iShares Russell 2000 ETF	LIBOR - 88 bps	MSCS	3,485,273		10/19/15	65,152	—
iShares US Real Estate ETF	LIBOR - 65 bps	MSCS	3,445,295		10/19/15	131,696	—
Kone OYJ	EONIA - 88 bps	MSCS	525,792	EUR	10/28/15	—	—
Numericable-SFR SAS	EONIA - 88 bps	MSCS	228,295	EUR	10/28/15	—	—
iShares Core FTSE 100 UCITS ETF	SONIA - 62 bps	MSCS	167,501	GBP	10/29/15	—	(3,566)
Royal Dutch Shell PLC	SONIA - 35 bps	MSCS	489,685	GBP	10/29/15	—	(11,350)
Maeda Corp	LIBOR - 40 bps	DBFX	17,340,000	JPY	11/18/15	—	(3,560)
Temp Holdings Co. Ltd	LIBOR - 40 bps	DBFX	67,430,497	JPY	11/18/15	—	(31,377)
ABC-Mart Inc	LIBOR - 40 bps	DBFX	59,136,000	JPY	11/18/15	—	(10,881)
EDION Corp	LIBOR - 40 bps	DBFX	26,531,628	JPY	11/18/15	—	(29,029)
LIXIL Group Corp	LIBOR - 40 bps	DBFX	17,539,788	JPY	11/18/15	—	(372)
OSG Corp	LIBOR - 40 bps	DBFX	164,002,300	JPY	11/18/15	—	(53,677)
Alps Electric Co. Ltd	LIBOR - 40 bps	DBFX	240,819,903	JPY	11/18/15	—	(65,905)
Yamaguchi Financial Group Inc	LIBOR - 40 bps	DBFX	2,372,524		11/18/15	18,553	—
Nagoya Railroad Co. Ltd	LIBOR - 40 bps	DBFX	23,508,854	JPY	11/18/15	—	(12,362)
The Gunma Bank Ltd	LIBOR - 40 bps	DBFX	77,823		11/18/15	534	—
The Oita Bank Ltd	LIBOR - 40 bps	DBFX	746,239		11/18/15	—	(28,900)

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT O F INVESTMENTS

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	party Notional Value*			Date Appreciation		Depreciation

Short (continued)
The Yamagata Bank Ltd	LIBOR - 50 bps	DBFX	384,575		11/18/15	$7,465	$—
Independence Group NL	RBACR - 22 bps	MSCS	100,347	AUD	12/03/15	—	—
Carillion PLC	LIBOR - 40 bps	DBFX	439,112	GBP	1/11/16	—	(27,320)
Great Portland Estates PLC	LIBOR - 40 bps	DBFX	475,734	GBP	1/11/16	11,188	—
J Sainsbury PLC	LIBOR - 40 bps	DBFX	30,855	GBP	1/11/16	—	(971)
The UNITE Group PLC	LIBOR - 40 bps	DBFX	312,120	GBP	1/11/16	—	(8,166)
Aperam Ord	LIBOR - 40 bps	DBFX	2,099,795		1/22/16	94,911	—
Acciona SA	LIBOR - 75 bps	DBFX	233,949	EUR	2/09/16	—	(2,056)
H7 Basket	FEDEF - 18 bps	MSCS	575,497		2/10/16	18	—
Federation Centres	BBSW - 40 bps	DBFX	27,380	AUD	3/08/16	301	—
Novion Property Group	BBSW - 40 bps	DBFX	1,389,062	AUD	3/08/16	46,541	—
NV Bekaert SA	LIBOR - 40 bps	DBFX	36,288	EUR	3/17/16	646	—
Nyrstar NV	LIBOR - 40 bps	DBFX	283,847	EUR	3/17/16	—	(318)
UniCredit SpA	LIBOR - 40 bps	DBFX	231,927	EUR	3/17/16	—	(1,414)
Drillsearch Energy Limited	LIBOR	DBFX	33,626		4/20/16	—	(1,527)
FF Group	LIBOR - 80 bps	DBFX	92,816	EUR	6/17/16	4,483	—
America Movil SAB de CV	MXNIB - 50 bps	MSCS	2,838,078	MXN	11/17/16	228	—
Ball Corp	SONIA - 35 bps	MSCS	39,614	GBP	1/18/17	—	(177)
Equinix Inc	SONIA - 35 bps	MSCS	325,713	GBP	1/18/17	—	(2,628)
Totals OTC Swap Contracts						$1,932,660	$(1,898,335)
Net unrealized appreciation (depreciation)						$34,325

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 93.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
May 31, 2015

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$600,798,417
Cost - Repurchase agreements	36,858,877
Total cost of investments	$637,657,294
Value - Unaffiliated issuers	$631,683,590
Value - Repurchase agreements	36,858,877
Total value of investments	668,542,467
Cash	136,796,623
Restricted Cash (Note 1f)	7,477
Foreign currency, at value (cost $968,891)	994,714
Receivables:
Investment securities sold	24,118,533
Capital shares sold	4,977,343
Dividends and interest	3,990,039
Due from brokers	129,050,809
Variation margin	237,231
OTC swap contracts (premiums paid $222,539)	218,017
Unrealized appreciation on OTC forward exchange contracts	3,034,295
Unrealized appreciation on OTC swap contracts	1,958,600
Unrealized appreciation on unfunded loan commitments (Note 8)	2,148
Other assets	263
Total assets	973,928,559
Liabilities:
Payables:
Investment securities purchased	34,771,422
Capital shares redeemed	653,484
Management fees	1,012,375
Distribution fees	73,671
Transfer agent fees	68,342
OTC swap contracts (premiums received $208,377)	180,026
Options written, at value (premiums received $432,836)	534,940
Securities sold short, at value (proceeds $154,447,639)	157,632,275
Due to brokers	8,196,510
Unrealized depreciation on OTC forward exchange contracts	3,566,096
Unrealized depreciation on OTC swap contracts	1,923,600
Accrued expenses and other liabilities	321,117
Total liabilities	208,933,858
Net assets, at value	$764,994,701
Net assets consist of:
Paid-in capital	$728,167,871
Undistributed net investment income	15,818,264
Net unrealized appreciation (depreciation)	27,629,304
Accumulated net realized gain (loss)	(6,620,738)
Net assets, at value	$764,994,701

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Annual Report 73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2015

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$148,991,310
Shares outstanding	13,351,231
Net asset value per share[a]	$11.16
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.84
Class C:
Net assets, at value	$37,937,383
Shares outstanding	3,421,276
Net asset value and maximum offering price per share[a]	$11.09
Class R:
Net assets, at value	$9,173,236
Shares outstanding	822,914
Net asset value and maximum offering price per share	$11.15
Class R6:
Net assets, at value	$239,753,733
Shares outstanding	21,436,449
Net asset value and maximum offering price per share	$11.18
Advisor Class:
Net assets, at value	$329,139,039
Shares outstanding	29,440,232
Net asset value and maximum offering price per share	$11.18

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

74 Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the year ended May 31, 2015

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends	$3,408,611
Interest	7,493,374
Total investment income	10,901,985
Expenses:
Management fees (Note 3a)	10,931,270
Distribution fees: (Note 3c)
Class A	363,923
Class C	265,772
Class R	59,772
Transfer agent fees: (Note 3e)
Class A	96,062
Class C	24,135
Class R	10,561
Class R6	236
Advisor Class	144,476
Custodian fees (Note 4)	176,548
Reports to shareholders	71,652
Registration and filing fees	203,783
Professional fees	490,092
Trustees’ fees and expenses	397,352
Amortization of offering costs	88,573
Dividends and interest on securities sold short	2,194,822
Security borrowing fees	1,260,022
Other	98,690
Total expenses	16,877,741
Expense reductions (Note 4)	(23,767)
Expenses waived/paid by affiliates (Note 3f)	(2,141,272)
Net expenses	14,712,702
Net investment income (loss)	(3,810,717)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	14,311,792
Written options	1,364,847
Foreign currency transactions	7,008,062
Futures contracts	9,701,723
Securities sold short	(14,971,495)
Swap contracts	1,412,092
Net realized gain (loss)	18,827,021
Net change in unrealized appreciation (depreciation) on:
Investments	17,733,617
Translation of other assets and liabilities denominated in foreign currencies	(357,776)
Written options	(202,990)
Futures contracts	(582,004)
Swap contracts	(427,257)
Net change in unrealized appreciation (depreciation)	16,163,590
Net realized and unrealized gain (loss)	34,990,611
Net increase (decrease) in net assets resulting from operations	$31,179,894

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Annual Report 75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Year Ended May 31,

	2015	2014 [a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,810,717)	$(459,321)
Net realized gain (loss)	18,827,021	(1,124,386)
Net change in unrealized appreciation (depreciation)	16,163,590	11,465,714
Net increase (decrease) in net assets resulting from operations	31,179,894	9,882,007
Distributions to shareholders from net investment income:
Class A	(612,244)	(138,800)
Class C	(65,590)	(45,687)
Class R	(45,777)	(44,557)
Class R6	(1,926,596)	(44,777)
Advisor Class	(1,393,965)	(141,968)
Total distributions to shareholders	(4,044,172)	(415,789)
Capital share transactions: (Note 2)
Class A	46,690,910	94,320,579
Class C	20,037,814	15,942,860
Class R	(3,054,919)	11,001,000
Class R6	13,262,210	212,200,195
Advisor Class	265,636,309	52,355,803
Total capital share transactions	342,572,324	385,820,437
Net increase (decrease) in net assets	369,708,046	395,286,655
Net assets:
Beginning of year	395,286,655	—
End of year	$764,994,701	$395,286,655
Undistributed net investment income included in net assets:
End of year	$15,818,264	$2,861,747

[a]For the period October 11, 2013 (commencement of operations) to May 31, 2014.

76 Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust is presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at year end, as indicated in the Consolidated Statement of Investments, had been entered into on May 29, 2015.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counter-party credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Derivative Financial Instruments (continued)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity and credit price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

f. Restricted Cash

At May 31, 2015, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

h. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2015, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All intercompany transactions and balances have been eliminated. At May 31, 2015, the net assets of the K2 Subsidiary were $57,617,820, representing 7.53% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

j. Income and Deferred Taxes (continued)

upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

l. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

m. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

n. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest

At May 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended May 31,
		2015		2014 [a]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	11,313,392	$123,061,270	9,202,567	$95,380,808
Shares issued in reinvestment of distributions	49,813	539,977	304	3,150
Shares redeemed	(7,114,359)	(76,910,337)	(100,486)	(1,063,379)
Net increase (decrease)	4,248,846	$46,690,910	9,102,385	$94,320,579

Class C Shares:
Shares sold	3,173,984	$34,546,633	1,574,229	$16,010,580
Shares issued in reinvestment of distributions	3,444	37,196	109	1,130
Shares redeemed	(1,323,981)	(14,546,015)	(6,509)	(68,850)
Net increase (decrease)	1,853,447	$20,037,814	1,567,829	$15,942,860

Class R Shares:
Shares sold	28,828	$310,648	1,097,561	$11,001,000
Shares issued in reinvestment of distributions	92	1,001	—	—
Shares redeemed	(303,567)	(3,366,568)	—	—
Net increase (decrease)	(274,647)	$(3,054,919)	1,097,561	$11,001,000

Class R6 Shares:
Shares sold	3,740,127	$41,206,775	20,233,382	$212,310,195
Shares issued in reinvestment of distributions	167,937	1,822,117	—	—
Shares redeemed	(2,694,521)	(29,766,682)	(10,476)	(110,000)
Net increase (decrease)	1,213,543	$13,262,210	20,222,906	$212,200,195

Advisor Class Shares:
Shares sold	30,206,978	$329,751,933	5,176,524	$52,893,512
Shares issued in reinvestment of distributions	106,628	1,156,912	610	6,315
Shares redeemed	(5,999,090)	(65,272,536)	(51,418)	(544,024)
Net increase (decrease)	24,314,516	$265,636,309	5,125,716	$52,355,803

[a]For the period October 11, 2013 (commencement of operations) to May 31, 2014.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Subadvisors

Basso Capital Management, L.P.

Chatham Asset Management, LLC

Chilton Investment Company, LLC

EMSO Partners Limited

Graham Capital Management, L.P.

Impala Asset Management, LLC

Jennison Associates, LLC

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

P. Schoenfeld Asset Management L.P.

Wellington Management Company, LLP

York Registered Holdings, L.P.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

On May 18, 2015, the Board approved to set the current rate at 0.25% per year for Class A shares, effective August 1, 2015, until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$154,464
CDSC retained	$8,166

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2015, the Fund paid transfer agent fees of $275,470, of which $76,958 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses on securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.88% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2015. Prior to October 1, 2014, expenses were limited to 2.15%.

g. Other Affiliated Transactions
At May 31, 2015, the shares of the Fund were owned by the following entities:
		Percentage of
		Outstanding
	Shares	Shares
Franklin Moderate Allocation Fund	7,660,177	11.19%
Franklin Conservative Allocation Fund	4,833,646	7.06%
Franklin Growth Allocation Fund	4,192,880	6.12%
Franklin Resources, Inc.	794,865	1.16%
Franklin LifeSmart 2025 Retirement Target Fund	692,387	1.01%
Franklin LifeSmart 2035 Retirement Target Fund	563,739	0.82%
Franklin LifeSmart 2015 Retirement Target Fund	442,778	0.65%
Franklin LifeSmart 2045 Retirement Target Fund	363,986	0.53%
Franklin LifeSmart 2030 Retirement Target Fund	129,396	0.19%
Franklin LifeSmart 2020 Retirement Target Fund	120,392	0.18%
Franklin Multi-Asset Real Return Fund	108,367	0.16%

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Annual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

g. Other Affiliated Transactions (continued)
		Percentage of
		Outstanding
	Shares	Shares
Franklin LifeSmart 2040 Retirement Target Fund	98,987	0.14%
Franklin LifeSmart 2050 Retirement Target Fund	74,497	0.11%
Franklin LifeSmart 2055 Retirement Target Fund	5,352	0.01%
	20,081,449	29.33%

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2015, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2015, there were no capital loss carryforwards.

During the year ended May 31, 2015, the Fund utilized $1,029,640 of capital loss carryforwards.

The tax character of distributions paid during the years ended May 31, 2015 and 2014 was as follows:

	2015	2014
Distributions paid from ordinary income	$4,044,172	$415,789

At May 31, 2015, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$649,051,512
Unrealized appreciation	32,448,432
Unrealized depreciation	(12,957,477)
Net unrealized appreciation (depreciation)	$19,490,955

Undistributed ordinary income	$16,535,924
Undistributed long term capital gains	4,565,362
Distributable earnings	$21,101,286

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, certain dividends on securities sold short, swaps, commodity-based derivatives, non-deductible expenses and futures.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended May 31, 2015, aggregated $1,758,883,905 and $1,581,744,371, respectively.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

Transactions in options written during the year ended May 31, 2015, were as follows:
		Options
Swaptions
	Number of	Notional			Notional
	Contracts	Amount		Premiums	Amount		Premiums
Options outstanding at May 31, 2014	1,802	—		$303,652	—		$—
Options written	12,633	4,278,000,000	KRW	3,136,473	50,000,000	MXN	3,293
Options expired	(1,908)	(1,840,000,000	) KRW	(759,687)	—		—
Options exercised	(108)	—		(10,946)	—		—
Options closed	(9,251)	—		(2,239,949)	—		—
Options outstanding at May 31, 2015	3,168	2,438,000,000	KRW	$429,543	50,000,000	MXN	$3,293

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

See Abbreviations on page 93.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At May 31, 2015, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $9,520,153, representing 1.24% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At May 31, 2015, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Calpine, Term Loan B-5, 2.75%, 5/27/22	$75,000
Integra Telecom, Term Loan, 4.25%, 8/14/20	125,000
Milacron, Term Loan B, 3.50%, 9/28/20	25,000
PetSmart, Term Loan, 3.25%, 3/10/22	109,340
Presidio Holdings, Term Loan B, 4.25%, 2/02/22	190,000
Staples Inc., Term Loan B, 2.75%, 4/21/21	20,000
Virgin Media, Term Loan F, 2.75%, 6/30/23	138,031
$682,371

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information

At May 31, 2015, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts	Consolidated Statement			Consolidated Statement
Not Accounted for as	of Assets and			of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Investments in securities, at	$79,492	[a]	Options written, at value	$2,350
	value
	Variation margin	395,691	[b]	Variation margin	248,341	[b]
	Unrealized appreciation on	12,504
	OTC swap contracts
Foreign exchange contracts	Investments in securities, at	60,771	[a]	Options written, at value	35,572
	value
	Unrealized appreciation on	3,034,295		Unrealized depreciation on	3,566,096
	OTC forward exchange			OTC forward exchange
	contracts			contracts
Credit contracts	Variation margin	3,977	[b]	Variation margin	21,364	[b]
	OTC swap contracts (premium	218,017		OTC swap contracts	180,026
	paid)			(premium received)
	Unrealized appreciation on	13,436		Unrealized depreciation on	39,021
	OTC swap contracts			OTC swap contracts
Equity contracts	Investments in securities, at	2,080,562	[a]	Options written, at value	497,018
	value
	Variation margin	1,052,780	[b]	Variation margin	617,391	[b]
	Unrealized appreciation on	1,932,660		Unrealized depreciation on	1,884,579
	OTC swap contracts			OTC swap contracts
Commodity contracts	Variation margin	843,802	[b]	Variation margin	905,931	[b]
Totals		$9,727,987			$7,997,689

aPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps contracts as reported in the Consolidated Statement of
Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended May 31, 2015, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as
follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss)	Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Year	Operations Locations	for the Year
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Investments	$(9,060)[a]	Investments	$(56,526)[a]
	Written options	(8,089)	Written options	943
	Futures contracts	3,513,271	Futures contracts	(503,553)
	Swap contracts	11,785	Swap contracts	10,397

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

					Net Change in
					Unrealized
Derivative Contracts		Net Realized			Appreciation
Not Accounted for as	Consolidated Statement of	Gain (Loss)		Consolidated Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Year		Operations Locations	for the Year
Foreign exchange contracts	Investments	$183,301	[a]	Investments	$(19,344)[a]
	Written options	6,080		Written options	(1,832)
	Foreign currency	7,911,129	[b]	Translation of other assets	(381,769)[b]
	transactions			and liabilities denominated
				in foreign currencies
Credit contracts	Swap contracts	(602,866)		Swap contracts	107,585
Equity contracts	Investments	(4,016,320)[a]		Investments	111,398 [a]
	Written options	1,366,856		Written options	(202,101)
	Futures contracts	3,653,587		Futures contracts	(46,943)
	Swap contracts	2,003,173		Swap contracts	(545,239)
Commodity contracts	Futures contracts	2,534,865		Futures contracts	(31,508)
Totals		$16,547,712			$(1,558,492)

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
bForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.

For the year ended May 31, 2015, the average month end fair value of derivatives represented 2.10% of average month end net assets. The average month end number of open derivative contracts for the year was 682.

At May 31, 2015, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Consolidated Statement of
	Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$3,034,295	$3,566,096
Options Purchased	113,313	—
Options Written	—	37,922
Swap Contracts	2,176,617	2,103,626
Total	$5,324,225	$5,707,644

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information (continued)

At May 31, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities, and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received[a]	Received	less than zero)
Counterparty
BNYM	$55,696	$—	$—	$—	$55,696
BOFA	91,330	(61,759)	—	—	29,571
BZWS	18,821	—	—	—	18,821
CITI	24,131	(24,131)	—	—	—
CSFB	43,406	—	—	—	43,406
DBFX	1,617,491	(1,520,474)	—	—	97,017
JPHQ	177,198	(19,608)	—	—	157,590
MLCO	7,295	—	—	—	7,295
MSCO	261,434	(261,434)	—	—	—
MSCO[c]	2,584,831	(2,583,835)	—	—	996
MSCS	435,391	(435,391)	—	—	—
UBSW	7,201	(7,201)	—	—	—
Total	$5,324,225	$(4,913,833)	$—	$—	$410,392

At May 31, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged[a,b]	Pledged[a]	less than zero)
Counterparty
BNYM	$506,075	$—	$—	$—	$506,075
BOFA	61,759	(61,759)	—	—	—
BZWS	—	—	—	—	—
CITI	50,972	(24,131)	—	—	26,841
CSFB	8,466	—	—	—	8,466
DBFX	1,520,474	(1,520,474)	—	—	—
JPHQ	19,608	(19,608)	—	—	—
MLCO	14,291	—	—	—	14,291
MSCO	313,016	(261,434)	(51,582)	—	—
MSCO[c]	2,583,835	(2,583,835)	—	—	—
MSCS	608,361	(435,391)	(172,970)	—	—
UBSW	20,787	(7,201)	—	—	13,586
Total	$5,707,644	$(4,913,833)	$(224,552)	$—	$569,259

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over-
collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
bSee the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.
cRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 93.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Temple-ton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Fund began participating in the Global Credit Facility on February 13, 2015.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended May 31, 2015, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Common Stocks and Other Equity Interests
Industrial Conglomerates	$—	$2,153,856	$—	$2,153,856
All Other Common Stocks and Other Equity Interests[a]	328,186,801	—	—[b]	328,186,801
Exchange Traded Funds	289,758	—	—	289,758
Convertible Preferred Stocks	4,257,248	7,105,964	—	11,363,212
Preferred Stocks	405,092	205,030	—	610,122
Convertible Bonds	—	76,189,649	—	76,189,649
Corporate Bonds and Notes	—	105,475,283	—	105,475,283
Corporate Notes in Reorganization	—	5,049,120	—	5,049,120
Senior Floating Rate Interests	—	4,454,060	—	4,454,060

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

11. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Foreign Government and Agency Securities	$—	$16,707,506	$—	$16,707,506
Foreign Government and Agency Securities in Reorganization	—	4,471,033	—	4,471,033
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	—	11,594,711	—	11,594,711
Options Purchased	2,107,512	113,313	—	2,220,825
Short Term Investments	62,917,654	36,858,877	—	99,776,531
Total Investments in Securities	$398,164,065	$270,378,402	$—	$668,542,467
Other Financial Instruments
Futures Contracts	$2,292,273	$—	$—	$2,292,273
Forward Exchange Contracts	—	3,034,295	—	3,034,295
Swaps Contracts	—	1,949,811	12,766	1,962,577
Unfunded Loan Commitments	—	2,148	—	2,148
Total Other Financial Instruments	$2,292,273	$4,986,254	$12,766	$7,291,293

Liabilities:
Other Financial Instruments
Options Written	$497,018	$37,922	$—	$534,940
Securities Sold Short[a]	151,755,263	5,800,867	76,145	157,632,275
Futures Contracts	1,769,556	—	—	1,769,556
Forward Exchange Contracts	—	3,566,096	—	3,566,096
Swaps Contracts	—	1,947,071	—	1,947,071
Total Other Financial Instruments	$154,021,837	$11,351,956	$76,145	$165,449,938

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.
[b]Includes securities determined to have no value at May 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

12. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BNYM	The Bank of New York Mellon	AUD	Australian Dollar	ABS	Asset Backed Security
BOFA	Bank of America Corp	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	COP	Colombian Peso	CMO	Collateralized Mortgage Obligation
CME	Chicago Mercantile Exchange	EUR	Euro	ETF	Exchange Traded Fund
CSFB	Credit Suisse First Boston	GBP	British Pound	FDIC	Federal Deposit Insurance Corporation
DBFX	Deutsche Bank AG	HKD	Hong Kong Dollar	FRN	Floating Rate Note
ICE	Intercontinental Exchange, Inc.	INR	Indian Rupee	FTSE	Financial Times Stock Exchange
JPHQ	JP Morgan Chase & Co.	JPY	Japanese Yen	PIK	Payment In-Kind
MLCO	Merrill Lynch & Co., Inc.	KRW	Korean Won	REIT	Real Estate Investment Trust
MSCO	Morgan Stanley & Co., Inc.	MXN	Mexican Peso	SPDR	Standard & Poor’s Depositary Receipt
MSCS	Morgan Stanley Capital Services	SGD	Singapore Dollar
UBSW	UBS AG	USD	United States Dollar
		ZAR	South African Rand

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Alternative Strategies Funds and Shareholders of Franklin K2 Alternative Strategies Fund

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of Franklin K2 Alternative Strategies Fund (the “Fund”) (one of the funds constituting Franklin Alternative Strategies Funds), as of May 31, 2015, and the related consolidated statement of operations for the year then ended, and the consolidated statement of changes in net assets and the consolidated financial highlights for each of the periods indicated therein. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Franklin K2 Alternative Strategies Fund (one of the funds constituting Franklin Alternative Strategies Funds), at May 31, 2015, the consolidated results of its operations for the year then ended, and the consolidated changes in its net assets and the consolidated financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 23, 2015

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Fund hereby reports 12.37% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2015.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $2,509,101 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended May 31, 2015. Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund hereby reports the maximum amount allowable but no less than $3,022,902 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended May 31, 2015.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Edward I. Altman, Ph.D. (1941)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of
Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly, Vice Director, Salomon Center, Stern School of Business, New York University.

Ann Torre Bates (1958)	Trustee	Since 2011	43	Navient Corporation (loan
c/o Franklin Mutual Advisers, LLC				management, servicing and asset
101 John F. Kennedy Parkway				recovery) (2014-present), Ares Capital
Short Hills, NJ 07078-2789				Corporation (specialty finance
				company) (2010-present), United
				Natural Foods, Inc. (distributor of
				natural, organic and specialty foods)
				(2013-present), Allied Capital
				Corporation (financial services)
				(2003-2010) and SLM Corporation
				(Sallie Mae) (1997-2014).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Burton J. Greenwald (1929)	Vice	Vice Chairman	17	Franklin Templeton Emerging Markets
c/o Franklin Mutual Advisers, LLC	Chairman	since April 2015		Debt Opportunities Fund PLC and
101 John F. Kennedy Parkway	and	and Trustee		Fiduciary International Ireland Limited
Short Hills, NJ 07078-2789	Trustee	since 2011		(1999-2015).
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly, Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Keith E. Mitchell (1954)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly, Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

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Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

David W. Niemiec (1949)	Trustee	Since	42	Emeritus Corporation (assisted living)
c/o Franklin Mutual Advisers, LLC		April 2015		(1999-2010) and OSI
101 John F. Kennedy Parkway				Pharmaceuticals, Inc. (pharmaceutical
Short Hills, NJ 07078-2789				products) (2006-2010).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Charles Rubens II (1930)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Private investor and president of non-profit organizations; and formerly, an executive of Time, Inc.; and Trustee of Colorado College.

Jan Hopkins Trachtman (1947)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); President, Economic Club of New York; serves on Advisory
Board of Knight Bagehot Fellowship; and formerly, Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of
Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News’ World News Tonight and Editor, CBS Network News.

Robert E. Wade (1946)	Trustee	Since 2011	43	El Oro Ltd (investments)
c/o Franklin Mutual Advisers, LLC	and			(2003-present).
101 John F. Kennedy Parkway	Chairman
Short Hills, NJ 07078-2789	of the
	Board
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

Gregory H. Williams (1943)	Trustee	Since	16	None
c/o Franklin Mutual Advisers, LLC		April 2015
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly, President, University of Cincinnati (2009-2012); President, The City College of New York
(2001-2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).

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Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2011	162	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and Vice Chairman, Investment Company Institute.

**Jennifer M. Johnson (1964)	Trustee	Since	9	None
One Franklin Parkway		April 2015
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Operating Officer and Executive Vice President, Franklin Resources Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton Investments; and
formerly, Executive Vice President of Operations and Technology, Franklin Resources Inc. (2005-2010); Senior Vice President, Franklin
Resources Inc. (2003-2005).

Alison E. Baur (1964)	Vice	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance
and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Secretary	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	and Vice
San Mateo, CA 94403-1906	President
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Selena L. Holmes (1965)	Vice	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	President
St. Petersburg, FL 33716-1205	– AML
Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert G. Kubilis (1973)	Treasurer,	Since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Chief	February 2015
Fort Lauderdale, FL 33301-1923	Financial
Officer
and Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of five of the investment companies in Franklin
Templeton Investments.

Kimberly H. Novotny (1972)	Vice	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Lori A. Weber (1964)	Vice	Since 2012	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

William Y. Yun (1959)	President	Since 2011	Not Applicable	Not Applicable
600 Fifth Avenue	and Chief
New York, NY 10020	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; Executive Vice President – Alternative Strategies,
Franklin Resources, Inc.; Chief Executive Officer, Franklin Alternative Strategies Advisers, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of one of the investment companies in Franklin Templeton
Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as officer of Resources, which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 7, 2015, Peter A. Langerman ceased to be a trustee of the Trust.

The Fund’s Board has determined that certain of the members of the Audit Committee, including Ann Torre Bates, are audit committee financial experts, and
“independent,” under those provisions of the Sarbanes-Oxley Act of 2002, and the rules and form amendments adopted by the Securities and Exchange
Commission, relating to audit committee financial experts.

The Statement of Information (SAI) include additional information about board members and is available, without charge, upon request. Shareholders may call
(800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Review of Investment Management Agreement and Sub-Advisory Agreements

The Board of Trustees (Board), including the independent trustees, at a Board meeting held on May 18, 2015, unanimously approved the renewal of the Fund’s investment management agreement with K2/D&S Management Co., L.L.C. (K2 Advisors), and of each sub-advisory agreement between K2 Advisors and each of Basso Capital Management, L.P. (Basso), Chatham Asset Management, LLC (Chatham), Chilton Investment Company, LLC (Chilton), Graham Capital Management, L.P. (Graham), Impala Asset Management, LLC (Impala), Jennison Associates, LLC (Jennison), Lazard Asset Management, LLC (Lazard), Loomis Sayles & Company, L.P. (Loomis), P. Schoenfeld Asset Management L.P. (PSAM), Wellington Management Company, LLP (Wellington) and York Registered Holdings, L.P. (together with Basso, Chatham, Chilton, Graham, Impala, Jennison, Lazard, Loomis, PSAM and Wellington, the Sub-Advisors).

Prior to a meeting of all of the trustees for the purpose of considering such approvals, the independent trustees participated in two other meetings held in connection with the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of K2 Advisors and certain Sub-Advisors (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of the Fund and its shareholders.

In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that K2 Advisors and each Sub-Advisor provided, and is expected to provide, to the Fund, and the investment management fees and sub-advisory fees payable to K2 Advisors and each Sub-Advisor; (3) reports from K2 Advisors on the continued diligence conducted on each Sub-Advisor and the reasons for recommending renewal of each of the sub-advisory agreements, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (4) a report from the Fund’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto.

The Board also took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the approval process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, asset segregation, portfolio turnover, Rule 12b-1 plans, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments (FTI) complex in comparison with those charged other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by K2 Advisors and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the approval process relating to compliance with the Fund’s investment policies and restrictions. During the approval process, the independent trustees considered K2 Advisors’ methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (Lipper Section 15(c) Report). The Board reviewed this information and its usefulness in the approval process with respect to matters such as comparative fees, expenses, expense ratios and performance. The Board considered K2 Advisors’ views that the peer group determined by Lipper for comparison purposes may not be an entirely appropriate representation of the Fund’s peer universe. K2 Advisors explained that the universe of funds that are managed using

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND
SHAREHOLDER INFORMATION

Board Review of Investment Management Agreement and Sub-Advisory Agreements

(continued)

multi-manager, multi-strategy structures, like the Fund, is still evolving, and has presented challenges in identifying an appropriate set of peers for the Fund. It was noted by K2 Advisors that the peer group compiled by Lipper includes several single-manager funds which, due to their nature and relative simplicity, have lower expense ratios and are not very useful for comparison purposes. In addition, many of the sponsors of funds with multi-manager strategies that K2 Advisors considers to be peers were excluded from the peer group and K2 Advisors believes that the Fund’s expenses are consistent with those funds. It was noted that as more funds are launched that are managed similarly to the Fund, the peer group likely will become larger, and may also be subdivided so that a peer group is available that is comprised of funds that provide a more meaningful comparison. While noting the limitations of the Lipper Section 15(c) Report, the Board concluded that the Lipper Section 15(c) Report was helpful in the performance of its duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FTI from its overall U.S. Fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against K2 Advisors and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters. The independent trustees also received reports from the Trust’s Chief Compliance Officer on regulatory inquiries and pending legal actions against the Sub-Advisors applicable to the services provided by the Sub-Advisors to the Fund and noted that there were not any issues in this regard that should prevent the renewal of the sub-advisory agreements.

The trustees reviewed the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of K2 Advisors and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategies funds. As part of this review, particular attention was given to (1) the diligent risk management program of K2 Advisors and its parent, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund and continual monitoring and management of counterparty credit risk and collateral, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to carry out the Fund’s investment goals.

The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of K2 Advisors’ parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the Securities and Exchange Commission’s (SEC) progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and K2 Advisors’ and its affiliates’ compliance with rules and regulations already promulgated by the SEC under such act.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following sets forth some of the primary information and factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and K2 Advisors’ and each Sub-Advisor’s investment strategy and sub-strategy, and K2 Advisors’ and each Sub-Advisor’s ability to implement such investment strategy and/or sub-strategy, including, but not limited to, K2 Advisors’ and each Sub-Advisor’s trading practices, investment decision processes and reputation.

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The Board noted that the Fund employs a “manager of managers” structure, whereby K2 Advisors is responsible for selecting sub-advisors (subject to Board approval), allocating the Fund’s assets among them, and overseeing the sub-advisors’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that K2 Advisors has as the Fund’s investment manager, including (1) due diligence on the Sub-Advisors and any potential new sub-advisors to the Fund, their respective trading strategies, risk management, operations and businesses, (2) ongoing oversight and monitoring of the day-today investment activities of Sub-Advisors and other service providers, including their respective compliance with the investment mandate and restrictions, compliance policies and procedures and federal securities laws, and K2 Advisors’ ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) risk management, (5) preparing quarterly reports to the Board, and (6) the implementation of Board directives as they relate to the Fund. The Trustees also considered the successful performance of K2 Advisors in managing the Fund and other investment products with similar investment strategies to the investment strategies of the Fund that are not subject to the Investment Company Act of 1940, as amended.

With respect to the sub-advisory services provided, and to be provided, by each Sub-Advisor, the Board noted the responsibilities that each Sub-Advisor has with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by K2 Advisors (Sub-Advised Portion), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the Sub-Advised Portion. The trustees considered the successful performance of each Sub-Advisor in managing the Fund and other investment products with similar investment strategies to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board considered K2 Advisors’ rationale for recommending the continued retention of each Sub-Advisor.

The trustees reviewed the Fund’s portfolio management teams at K2 Advisors and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation for K2 Advisors’ portfolio management team and noted that a portion of a K2 Advisors’ portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that K2 Advisors and the Sub-Advisors complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges.

The trustees considered various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

The Board also considered a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance programs and capabilities as such programs and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board considered the selection and due diligence process employed by K2 Advisors in selecting and deciding to retain each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance and risk management capabilities. The trustees considered K2 Advisors’ significant efforts in developing and implementing compliance procedures established in accordance with Securities and Exchange Commission and other requirements.

The trustees also reviewed the nature, extent and quality of the services to be provided under the Fund’s other service

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Board Review of Investment Management Agreement and Sub-Advisory Agreements

(continued)

agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to Fund shareholders by an affiliate of K2 Advisors, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by K2 Advisors and its affiliates and each Sub-Advisor to the Fund and its shareholders and were confident in the abilities of K2 Advisors and each Sub-Advisor to implement their respective investment strategy and/or sub-strategy and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. As the Fund commenced operations in October 2013, the trustees reviewed the investment performance of the Fund and each Sub-Advisor for the one-year period ended December 31, 2014. As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund and each Sub-Advisor.

In addition, attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper. The comparable funds to the Fund, as chosen by Lipper, included a representative class/fund from each retail portfolio in the alternative multi-strategy classification, excluding outliers. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2014. The Board was satisfied with such performance.

The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had performed well in comparison to its various benchmarks and in the context of the Fund’s objectives.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor and the profits realized by K2 Advisors and its affiliates from their relationships with the Fund. In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of K2 Advisors personnel. The Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by K2 Advisors and each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by K2 Advisors to each Sub-Advisor and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees paid, and to be paid, by K2 Advisors to each Sub-Advisor were the product of arms-length negotiations between K2 Advisors and each Sub-Advisor. Furthermore, the Board took into account that information regarding Sub-Advisor profitability is not legally required to be provided and noted that, despite requests by K2 Advisors of such information, the Sub-Advisors had not provided profitability information. Accordingly, profitability information of the sub-advisors was given lesser weight than other factors. In addition, the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and each Sub-Advisor in light of the nature, extent and quality of the investment management services provided, and to be provided, by K2 Advisors and each Sub-Advisor. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waivers and arrangements.

Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon

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SHAREHOLDER INFORMATION

information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.

In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lip-per for Fund Class A shares. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the most expensive quintile of such group. The Board noted, however, that the Fund’s expense ratio was not the highest in its Lipper expense group. In light of the factors and limitations noted above with respect to the Lipper Section 15(c) Report and factors relating to the Fund’s operations, such as the quality and experience of K2 Advisors and the Sub-Advisors and the nature and quality of the services provided and to be provided by K2 Advisors and the Sub-Advisors, the Board found such comparative fees and expenses to be acceptable.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to K2 Advisors and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2014, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of K2 Advisors and its parent. In discussing the Profitability Study with the Board, K2 Advisors stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.

The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which K2 Advisors and the Sub-Advisors may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.

Based upon their consideration of all these factors, the trustees determined that the level of profits realized by K2 Advisors and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided. In addition, the Board noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

ECONOMIES OF SCALE. The Board considered economies of scale realized by K2 Advisors and its affiliates and the Sub-Advisors as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Since the Fund had only commenced operations in October 2013, and among other considerations, the Board concluded that economies of scale were difficult to consider at that time.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND
SHAREHOLDER INFORMATION

Proxy Voting Policies and Procedures (continued)

copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
May 31, 2015

Franklin Pelagos Commodities Strategy Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Franklin Pelagos Commodities
Strategy Fund	3
Performance Summary	7
Your Fund’s Expenses	12
Consolidated Financial Highlights and
Consolidated Statement of
Investments	14
Consolidated Financial Statements	21
Notes to Consolidated
Financial Statements	25
Report of Independent Registered
Public Accounting Firm	35
Board Members and Officers	36
Shareholder Information	41

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Annual Report

Franklin Pelagos Commodities Strategy Fund

This annual report for Franklin Pelagos Commodities Strategy Fund covers the fiscal year ended May 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks long-term total return. It invests mainly in commodity-linked derivative instruments and securities of the U.S. government, its agencies and instrumentalities and other fixed income securities.

Performance Overview

The Fund’s Class A shares had a -24.58% cumulative total return for the 12 months under review. In comparison, the benchmark Bloomberg Commodity Index, which measures performance of exchange-traded futures contracts on physical commodities, had a -24.55% total return for the same period.1,2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Economic and Market Overview

U.S. economic growth moderated during the 12 months under review, especially in the second half of the period. The economy grew for most of 2014, supported in some quarters by greater spending by consumers, businesses, and state and local governments, partially offset by the effects of a wider trade deficit and lower federal defense spending. In 2015’s first quarter, U.S. dollar strength, low energy prices and a labor dispute at West Coast ports led exports to decline. Lower business investment and state and local government spending also weighed on the economy, while increases in consumer spending and private inventory investment offered some support. Manufacturing and non-manufacturing activities increased during the period, and the unemployment rate declined from 6.3% in May 2014 to 5.5% at period-end.3 Housing market data were generally encouraging as home sales and prices rose amid declining mortgage rates. After a brief, winter slump, retail sales rebounded in the spring as strong employment gains led to broad-based improvement, especially for auto and gas sales. Inflation, as measured by the Consumer Price Index, remained subdued due to lower energy prices.

In October, the U.S. Federal Reserve Board (Fed) ended its expansion of its bond buying program and kept its target interest rate at 0%–0.25% while considering when it might be appropriate to raise it. In its April meeting, the Fed attributed the economy’s first-quarter slowdown to transitory factors. The Fed reiterated that it would raise interest rates when it saw further improvement in the labor market and was reasonably confident that inflation would move back to its 2% objective over the medium term.

Investor confidence grew during the period as corporate profits remained healthy, the Fed maintained its cautious tone on raising interest rates and China introduced more stimulus measures. The stock markets endured some sell-offs when many investors reacted to Greece’s debt negotiations, political instability and geopolitical tensions in certain regions, and relatively weak economic growth in Europe and Japan, as well as less robust growth in China. U.S. stocks rose overall for the 12 months under review, as measured by the Standard & Poor’s® 500 Index. Commodity prices generally declined for the period, as measured by the Bloomberg Commodity Index, as a moderating global economy and growing production led to excess supplies of oil and other commodities. In addition, U.S. dollar strength for most of the period exacerbated the impact of weakening supply-and-demand fundamentals.

1. Source: Morningstar.
2. Prior to 7/1/14, the index was known as the Dow Jones-UBS Commodity Index.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page 19.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Investment Strategy

We utilize an actively managed fundamental and quantitative investment process to provide exposure to the commodities markets by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodities and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, we seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

What is a swap agreement?

A swap agreement, such as a commodity-linked total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Portfolio Breakdown*
5/31/15
% of Consolidated
Net Assets
U.S. Treasury Bills	47.7%
Federal Farm Credit Bank	32.2%
U.S. Treasury Notes	19.6%
Institutional Fiduciary Trust Money Market Portfolio	1.4%
Federal Home Loan Bank	0.6%
Other Assets, less Liabilities**	-1.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Includes unrealized appreciation/depreciation on open futures and swap contracts, as well as other assets and liabilities. See supplementary commodity exposure tables on page 5 for additional information related to the Fund’s economic exposure to commodities.

Manager’s Discussion

During its fiscal year, the Fund obtained its commodities exposure through swaps on commodities indexes and through commodities futures and options on commodities futures. These exposures were supported with U.S. Treasury bills and other fixed income securities.

During the period under review, commodity returns were generally negative, with a few exceptions, driven by ample global supply as consumption growth for most commodities failed to keep pace with production growth. A rising U.S. dollar provided further headwinds to commodity prices. Energy markets faced robust U.S. production growth of crude oil and natural gas, while China’s increased industrial metals production dampened the country’s import demand. World production of key grains reached record levels during the period, and global precious metals production growth continued. A major detractor from the Fund’s absolute return was the Fund’s positioning in the energy sector, followed by agriculture. The Fund performed largely in line with the benchmark Bloomberg Commodity Index, as the Fund’s positioning in agriculture and livestock contributed relative to the index, while overall positioning in energy, precious metals and industrial metals detracted from relative performance.

Within the energy sector, despite U.S. production growth, the Organization of the Petroleum Exporting Countries chose in November not to slow production to help balance supply and demand, causing global petroleum markets to fall. Although geopolitical risk and a high rate of European weather-driven demand provided glimmers of price support at times during the period, the market grappled with global oversupply and a surge in U.S. crude oil inventories. Over the period, Fund positioning in crude oil products such as heating oil and gasoline contributed to absolute and relative returns, while positioning in crude oil detracted, with overall petroleum positioning detracting from returns. The U.S. natural gas market benefited from record-low winter temperatures in the northeast that somewhat tempered the effect of production growth. U.S. natural gas storage finished the latest withdrawal season (from November 2014 through March 2015) below five-year average levels, but not nearly at the prior season’s levels. Fund positioning in natural gas detracted from absolute and relative returns.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Chinese refined-copper consumption has grown to a level roughly equal to that of the rest of the world combined, and recent consumption growth has been met with domestic production growth. Although the Fund’s copper positioning detracted from absolute performance, it benefited relative performance.

China dominated world zinc-slab production growth during the period, with production in the rest of the world showing evidence of contraction, which provided support for zinc prices. However, Fund positioning in zinc detracted from relative performance. In the precious metals sector, total known exchange-traded fund holdings of gold and silver declined modestly, indicating lackluster investor support for the metals. Fund positioning in gold, silver and palladium over the period detracted from absolute and relative returns.

U.S. corn production reached a record level for the 12-month period, as did soybean production, with favorable 2014 summer weather enhancing crop yields. Wheat, which has a more diverse production base, had a record global crop yield resulting from increases in Russia and Asian countries. Fund positioning in cotton, soybean oil and corn provided positive contributions to absolute and relative returns over the period. Conversely, Fund positioning in wheat and winter wheat detracted from absolute and relative performance. Low feedlot placements and marketing costs supported live cattle prices, and the Fund’s positioning in live cattle contributed to absolute and relative returns for the period.

Fund Exposure to Commodities

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in commodity-linked total return swap contracts. At May 31, 2015, the Fund’s exposure based on notional value represented 80.7% of consolidated net assets.

Commodity-Linked Total Return Swap Exposure*

% of Consolidated
Net Assets
WTI Crude Oil	18.1%
Gold	13.1%
Heating Oil	9.4%
Natural Gas	8.8%
Copper	7.6%
Soybeans	7.1%
Soybean Meal	5.5%
Soybean Oil	4.8%
Sugar	3.2%
Live Cattle	3.1%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The Fund’s exposure was calculated using the commodity sector weightings of the FP Custom Master Index multiplied by the Fund’s percentage notional exposure.

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in futures contracts. At May 31, 2015, the Fund’s exposure based on notional value represented 18.3% of consolidated net assets.

Commodity Futures Exposure*
% of Consolidated
Net Assets
Long
Gold	6.6%
Sugar	4.9%
Silver	4.0%
Live Cattle	2.8%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

As fellow shareholders, we were disappointed with the Fund’s absolute performance in the recent challenging environment for commodities. However, we remain committed to our active investment process and long-term perspective, keeping in mind that volatility is not uncommon for commodities markets. Thank you for your continued participation in Franklin Pelagos Commodities Strategy Fund. We look forward to continuing to serve your financial needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of May 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	5/31/15	5/31/14		Change
A (FLSQX)	$7.12	$9.44	-$	2.32
C (FLSVX)	$7.05	$9.41	-$	2.36
R (FLSWX)	$7.10	$9.44	-$	2.34
R6 (FPELX)	$7.16	$9.46	-$	2.30
Advisor (FSLPX)	$7.25	$9.58	-$	2.33

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

Performance as of 5/31/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual Operating Expenses[6]
	Cumulative	Average Annual	$10,000	Total Return
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(6/30/15)[5]	(with waiver)	(without waiver)
A					1.25%	3.58%
1-Year	-24.58%	-28.94%	$7,106	-28.54%
Since Inception (1/10/14)	-19.82%	-18.28%	$7,558	-16.65%
C					1.95%	4.28%
1-Year	-25.08%	-25.83%	$7,417	-25.46%
Since Inception (1/10/14)	-20.61%	-15.34%	$7,939	-13.88%
R					1.45%	3.78%
1-Year	-24.79%	-24.79%	$7,521	-24.32%
Since Inception (1/10/14)	-20.05%	-14.90%	$7,995	-13.39%
R6					0.86%	1.78%
1-Year	-24.31%	-24.31%	$7,569	-23.84%
Since Inception (1/10/14)	-19.37%	-14.38%	$8,063	-12.90%
Advisor					0.95%	3.28%
1-Year	-24.32%	-24.32%	$7,568	-23.94%
3-Year	-20.76%	-7.47%	$7,924	-8.69%
Since Inception (12/7/11)	-27.50%	-8.82%	$7,250	-8.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

10 | Annual Report

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. Investing in physical commodities, either directly or through complex instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodities and commodities index futures, presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. Derivatives instruments involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political, social and economic instability, risks that are heightened in less developed or emerging market countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Class R6: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.

Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/15, a fee waiver related to the management fee paid by a subsidiary and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The Bloomberg Commodity Index comprises exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

12 | Annual Report

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 12/1/14	Value 5/31/15	Period* 12/1/14–5/31/15
A
Actual	$1,000	$888.90	$5.89
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.29
C
Actual	$1,000	$885.50	$9.17
Hypothetical (5% return before expenses)	$1,000	$1,015.21	$9.80
R
Actual	$1,000	$888.60	$6.83
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.29
R6
Actual	$1,000	$890.50	$4.05
Hypothetical (5% return before expenses)	$1,000	$1,020.64	$4.33
Advisor
Actual	$1,000	$890.70	$4.48
Hypothetical (5% return before expenses)	$1,000	$1,020.19	$4.78

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 1.95%;
R: 1.45%; R6: 0.86%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights
Franklin Pelagos Commodities Strategy Fund
	Year Ended May 31,
	2015	2014 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.09)	(0.08)
Net realized and unrealized gains (losses)	(2.23)	0.64
Total from investment operations	(2.32)	0.56
Net asset value, end of year	$7.12	$9.44

Total return[d]	(24.58)%	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	2.05%	3.38%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.25%	1.25%
Net investment income (loss)	(0.94)%	(0.94)%

Supplemental data
Net assets, end of year (000’s)	$2,080	$601
Portfolio turnover rate	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Year Ended May 31,
	2015	2014 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.41	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.15)	(0.09)
Net realized and unrealized gains (losses)	(2.21)	0.62
Total from investment operations	(2.36)	0.53
Net asset value, end of year	$7.05	$9.41

Total return[d]	(25.08)%	5.97%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	2.75%	4.08%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.95%	1.95%
Net investment income (loss)	(1.64)%	(1.64)%

Supplemental data
Net assets, end of year (000’s)	$377	$60
Portfolio turnover rate	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Year Ended May 31,
	2015	2014 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.10)	(0.06)
Net realized and unrealized gains (losses)	(2.24)	0.62
Total from investment operations	(2.34)	0.56
Net asset value, end of year	$7.10	$9.44

Total return[d]	(24.79)%	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	2.27%	3.58%
Expenses net of waiver, payments by affiliates and expense reduction[f]	1.47%	1.45%
Net investment income (loss)	(1.16)%	(1.14)%

Supplemental data
Net assets, end of year (000’s)	$4	$5
Portfolio turnover rate	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

	FRANKLIN ALTERNATIVE STRATEGIES FUNDS
	CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Year Ended May 31,
	2015	2014 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.46	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	(0.03)
Net realized and unrealized gains (losses)	(2.26)	0.61
Total from investment operations	(2.30)	0.58
Net asset value, end of year	$7.16	$9.46

Total return[d]	(24.31)%	6.53%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	1.53%	1.58%
Expenses net of waiver, payments by affiliates and expense reduction[f]	0.86%	0.86%
Net investment income (loss)	(0.55)%	(0.55)%

Supplemental data
Net assets, end of year (000’s)	$53,068	$67,732
Portfolio turnover rate	62.10%	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
			Year Ended May 31,
	2015		2014		2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.58		$9.43		$9.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.07)		(0.05)		(0.08)	(0.05)
Net realized and unrealized gains (losses)	(2.26)		0.20		0.36	(0.80)
Total from investment operations	(2.33)		0.15		0.28	(0.85)
Less distributions from net investment income	—		—		(—)[d]	—
Net asset value, end of year	$7.25		$9.58		$9.43	$9.15

Total return[e]	(24.32)%		1.59%		3.06%	(8.50)%

Ratios to average net assets[f]
Expenses before waiver, payments by affiliates and expense reduction	1.75%		1.88%		1.14%	5.08%
Expenses net of waiver, payments by affiliates and expense reduction	0.95	%g	1.04	%g	1.10%	1.10%
Net investment income (loss)	(0.64)%		(0.70)%		(0.76)%	(1.07)%

Supplemental data
Net assets, end of year (000’s)	$248		$126		$107,853	$14,374
Portfolio turnover rate	62.10%		34.28%		21.47%	—%[h]

aFor the period December 7, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

18 | Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, May 31, 2015

Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value
U.S. Government and Agency Securities 51.8%
FFCB, 0.89%, 10/23/17	$18,000,000	$17,977,860
U.S. Treasury Notes, 0.25%, 2/29/16	11,000,000	10,928,757
Total U.S. Government and Agency Securities (Cost $28,995,431)		28,906,617

	Number of
	Contracts
Options Purchased (Cost $76,609) 0.0%†
Puts — Exchange-Traded
[a]WTI Crude Oil Future, June Strike Price $35, Expires 6/17/15	205	2,050
Total Investments before Short Term Investments (Cost $29,072,040)		28,908,667

	Principal
	Amount
Short Term Investments 49.7%
U.S. Government and Agency Securities 48.3%
[a]FHLB, 6/01/15	$320,000	320,000
[b]U.S. Treasury Bills,
[a,c]6/25/15	10,900,000	10,899,967
7/23/15	11,200,000	11,200,000
2/04/16	1,500,000	1,498,760
[a]3/03/16	3,000,000	2,996,031
Total U.S. Government and Agency Securities (Cost $26,911,507)		26,914,758

	Shares
Money Market Funds (Cost $787,280) 1.4%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	787,280	787,280
Total Investments (Cost $56,770,827) 101.5%		56,610,705
[f]Other Assets, less Liabilities (1.5)%		(834,438)
Net Assets 100.0%		$55,776,267

†Rounds to less than 0.1% of net assets.
aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).
bThe security is traded on a discount basis with no stated coupon rate.
cSecurity or a portion of the security has been pledged as collateral for open futures contracts. At May 31, 2015, the value of this security and/or cash pledged as collateral was $1,664,983, representing 2.99% of net assets.
dNon-income producing.
eSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

At May 31, 2015, the Fund had the following futures contracts outstanding. See Note 1(b).
Futures Contracts[a]
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Gold		Long	31	$3,688,380	8/27/15	$2,384	$—
Live Cattle		Long	26	1,573,260	8/31/15	—	(18,551)
Silver		Long	27	2,254,635	7/29/15	6,126	—
Sugar		Long	202	2,710,355	6/30/15	5,457	—
Totals				$10,226,630		$13,967	$(18,551)
Net unrealized appreciation (depreciation)							$(4,584)

At May 31, 2015, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 1(b).

Commodity-Linked Total Return Swap Contracts[a]
	Pays			Notional	Expiration	Unrealized	Unrealized
Underlying Instrument	Fixed Rate	Counterparty		Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
FP Custom Master Index[b]	0.22%	MSCS		$45,013,693	7/1/15	$613,693	$—
Net unrealized appreciation (depreciation)						$613,693

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).
bRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values and fees are as follows:

	Notional	Unrealized	Unrealized
Underlying Instruments	Value[c]	Appreciation	Depreciation
Bloomberg Commodity Copper Subindex	$4,276,301	$—	$(60,279)
Bloomberg Commodity Gold Subindex	7,292,218	5,920	—
Bloomberg Commodity Heating Oil Subindex 3 Month Forward	5,266,602	198,968	—
Bloomberg Commodity Live Cattle Subindex	1,710,520	—	(16,324)
Bloomberg Commodity Natural Gas Subindex 3 Month Forward	4,906,493	—	(100,559)
Bloomberg Commodity Soybean Meal Subindex	3,060,931	8,860	—
Bloomberg Commodity Soybean Oil Subindex	2,655,808	103,720	—
Bloomberg Commodity Soybeans Subindex	3,961,205	33,685	—
Bloomberg Commodity Sugar Subindex	1,800,548	5,917	—
Bloomberg Commodity WTI Crude Oil Subindex 3 Month Forward	10,083,067	433,785	—
Total custom index	$45,013,693	$790,855	$(177,162)
Net unrealized appreciation (depreciation)		$613,693

cNotional value represents the fair value of each underlying instrument (including the financing rate fee which is calculated based on the custom swap contract's original notional value of $45,013,693, allocated to each underlying instrument on a pro-rata basis).

See Abbreviations on page 34.

20 | Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
May 31, 2015

Franklin Pelagos Commodities Strategy Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$55,983,547
Cost - Sweep Money Fund (Note 3f)	787,280
Total cost of investments	$56,770,827
Value - Unaffiliated issuers	$55,823,425
Value - Sweep Money Fund (Note 3f)	787,280
Total value of investments	56,610,705
Cash	157,937
Receivables:
Capital shares sold	10,512
Interest	23,340
Affiliates	3,243
Variation margin	1,135
Unrealized appreciation on OTC swap contracts	613,693
Other assets	20
Total assets	57,420,585
Liabilities:
Payables:
Capital shares redeemed	7,510
Management fees	5,260
Distribution fees	853
Due to brokers	1,577,006
Accrued expenses and other liabilities	53,689
Total liabilities	1,644,318
Net assets, at value	$55,776,267
Net assets consist of:
Paid-in capital	$55,613,970
Accumulated net investment loss	(98,308)
Net unrealized appreciation (depreciation)	448,987
Accumulated net realized gain (loss)	(188,382)
Net assets, at value	$55,776,267

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Annual Report | 21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2015

Franklin Pelagos Commodities Strategy Fund

Class A:
Net assets, at value	$2,079,673
Shares outstanding	291,956
Net asset value per share[a]	$7.12
Maximum offering price per share (net asset value per share ÷ 94.25%)	$7.55
Class C:
Net assets, at value	$376,704
Shares outstanding	53,465
Net asset value and maximum offering price per share[a]	$7.05
Class R:
Net assets, at value	$4,000
Shares outstanding	563
Net asset value and maximum offering price per share	$7.10
Class R6:
Net assets, at value	$53,068,059
Shares outstanding	7,411,482
Net asset value and maximum offering price per share	$7.16
Advisor Class:
Net assets, at value	$247,831
Shares outstanding	34,194
Net asset value and maximum offering price per share	$7.25

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
22 | Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the year ended May 31, 2015

Franklin Pelagos Commodities Strategy Fund

Investment income:
Interest	$187,548
Expenses:
Management fees (Note 3a)	519,807
Distribution fees: (Note 3c)
Class A	3,778
Class C	1,622
Class R	24
Transfer agent fees: (Note 3e)
Class A	2,781
Class C	350
Class R	10
Class R6	2,812
Advisor Class	339
Custodian fees (Note 4)	711
Reports to shareholders	19,002
Registration and filing fees	75,719
Professional fees	84,562
Trustees' fees and expenses	60,311
Amortization of offering costs	168,415
Other	5,694
Total expenses	945,937
Expense reductions (Note 4)	(130)
Expenses waived/paid by affiliates (Notes 3f and 3g)	(410,612)
Net expenses	535,195
Net investment income (loss)	(347,647)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(9,497)
Written options	(21,720)
Futures contracts	(3,149,212)
Swap contracts	(14,649,254)
Net realized gain (loss)	(17,829,683)
Net change in unrealized appreciation (depreciation) on:
Investments	(153,728)
Futures contracts	70,720
Swap contracts	985,661
Net change in unrealized appreciation (depreciation)	902,653
Net realized and unrealized gain (loss)	(16,927,030)
Net increase (decrease) in net assets resulting from operations	$(17,274,677)

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Annual Report | 23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Pelagos Commodities Strategy Fund

	Year Ended May 31,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(347,647)	$(607,541)
Net realized gain (loss)	(17,829,683)	(1,896,955)
Net change in unrealized appreciation (depreciation)	902,653	812,201
Net increase (decrease) in net assets resulting from operations	(17,274,677)	(1,692,295)
Capital share transactions: (Note 2)
Class A	1,790,679	603,708
Class C	355,889	60,381
Class R	—	5,000
Class R6	2,216,679	63,196,459
Advisor Class	163,257	(101,501,673)
Total capital share transactions	4,526,504	(37,636,125)
Net increase (decrease) in net assets	(12,748,173)	(39,328,420)
Net assets:
Beginning of year	68,524,440	107,852,860
End of year	$55,776,267	$68,524,440
Accumulated net investment loss included in net assets:
End of year	$(98,308)	$(669,898)

24 | Annual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements

Franklin Pelagos Commodities Strategy Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust is presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

b. Derivative Financial Instruments (continued)

have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the coun-terparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 7 regarding investment transactions and other derivative information, respectively.

26 | Annual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

c. Investments in FPC Holdings Corp. (FP Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2015, the FP Subsidiary’s investments, as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FP Subsidiary. All intercompany transactions and balances have been eliminated. At May 31, 2015, the net assets of the FP Subsidiary were $13,403,266, representing 24.03% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

2. Shares of Beneficial Interest

At May 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

			Year Ended May 31,
		2015			2014
	Shares		Amount	Shares	Amount
Class A Shares[a]:
Shares sold	320,203		$2,539,217	75,514	$718,445
Shares redeemed	(91,847)		(748,538)	(11,914)	(114,737)
Net increase (decrease)	228,356		$1,790,679	63,600	$603,708
Class C Shares[a]:
Shares sold	50,914		$386,347	8,075	$76,224
Shares redeemed	(3,870)		(30,458)	(1,654)	(15,843)
Net increase (decrease)	47,044		$355,889	6,421	$60,381
Class R Shares[a]:
Shares sold				564	$5,009
Shares redeemed				(1)	(9)
Net increase (decrease)				563	$5,000
Class R6 Shares[a]:
Shares sold[b]	394,647		$3,320,920	11,748,644	$104,424,968
Shares redeemed	(145,850)		(1,104,241)	(4,585,959)	(41,228,509)
Net increase (decrease)	248,797		$2,216,679	7,162,685	$63,196,459
Advisor Class Shares:
Shares sold	34,562		$277,151	2,392,658	$21,918,861
Shares redeemed[b]	(13,531)		(113,894)	(13,817,865)	(123,420,534)
Net increase (decrease)	21,031		$163,257	(11,425,207)	$(101,501,673)

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bEffective January 10, 2014 a portion of Advisor Class shares were exchanged into Class R6.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Alternative Strategies Advisers, LLC (FASA)
(formerly Pelagos Capital Management, LLC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and FP Subsidiary pay an investment management fee to FASA of 0.85% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund are reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

b. Administrative Fees

Under an agreement with FASA, FT Services provides administrative services to the Fund and FP Subsidiary. The fee is paid by FASA based on the Fund and FP Subsidiary average daily net assets, and is not an additional expense of the Fund or FP Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

On May 18, 2015, the Board approved to set the current rate at 0.25% per year for Class A shares, effective August 1, 2015, until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$5,956
CDSC retained	$67

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2015, the Fund paid transfer agent fees of $6,292, of which $4,420 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

3. Transactions with Affiliates (continued)

g. Waiver and Expense Reimbursements

FASA has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.95%, and Class R6 does not exceed 0.86% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2015.

h. Other Affiliated Transactions

At May 31, 2015, the shares of the Fund were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Franklin Moderate Allocation Fund	3,091,053	39.67%
Franklin Conservative Allocation Fund	1,876,164	24.08%
Franklin Growth Allocation Fund	1,700,201	21.82%
Franklin Multi-Asset Real Return Fund	228,663	2.93%
Franklin LifeSmart 2025 Retirement Target Fund	140,124	1.80%
Franklin LifeSmart 2035 Retirement Target Fund	112,156	1.44%
Franklin LifeSmart 2015 Retirement Target Fund	90,466	1.16%
Franklin LifeSmart 2045 Retirement Target Fund	74,055	0.95%
Franklin LifeSmart 2030 Retirement Target Fund	32,965	0.42%
Franklin LifeSmart 2020 Retirement Target Fund	26,200	0.34%
Franklin LifeSmart 2040 Retirement Target Fund	21,043	0.27%
Franklin LifeSmart 2050 Retirement Target Fund	17,195	0.22%
Franklin LifeSmart 2055 Retirement Target Fund	1,197	0.02%
Franklin Resources, Inc	563	0.01%
	7,412,045	95.13%

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2015, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2015, the Fund had long-term capital loss carryforwards of $188,382.

During the year ended May 31, 2015, the Fund utilized $6,567 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year.

At May 31, 2015, the Fund deferred late-year ordinary losses of $34,354.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments			$56,763,367

Unrealized appreciation				$3,249
Unrealized depreciation			(155,911)
Net unrealized appreciation (depreciation)			$(152,662)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and non-deductible expenses.

6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2015, aggregated $18,000,000 and
$29,300,165, respectively.

Transactions in options written during the year ended May 31, 2015, were as follows:
	Number of
	Contracts	Premiums
Options outstanding at June 1, 2014	—	$—
Options written	163	110,917
Options expired	(88)		(59,074)
Options exercised	—	—
Options closed	(75)		(51,843)
Options outstanding at May 31, 2015	—	$—

See Notes 1(b) and 7 regarding derivative financial instruments and other derivative information, respectively.

7. Other Derivative Information
At May 31, 2015, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and
Liabilities as follows:

Asset Derivatives				Liability Derivatives
Derivative Contracts
Not Accounted for as	Consolidated Statement of			Consolidated Statement of
Hedging Instruments	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value
Commodity contracts	Investments in securities, at value	$2,050	[a]
Variation margin		13,967	[b]	Variation margin	$18,551	[b]
Unrealized appreciation on OTC
swap contracts		613,693
Totals		$629,710			$18,551

[a]Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
[b]This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

7. Other Derivative Information (continued)

For the year ended May 31, 2015, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

					Net Change in
		Net Realized			Unrealized
Derivative Contracts	Consolidated	Gain (Loss)		Consolidated	Appreciation
Not Accounted for as	Statement of	for the		Statement of	(Depreciation)
Hedging Instruments	Operations Locations	Year	Operations Locations		for the Year
Commodity contracts	Investments	$(12,206)		Investments	$(74,559)[a]
	Written options	(21,720)
	Futures contracts	(3,149,212)		Futures contracts	70,720
	Swap contracts	(14,649,254)		Swap contracts	985,661
Totals		$(17,832,392)			$981,822

[a]Purchased option contracts are included in net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the year ended May 31, 2015, the average month end fair value of derivatives represented 1.53% of average month end net assets. The average month end number of open derivative contracts for the year was 8.

At May 31, 2015, the Fund’s OTC derivative assets and liabilities, are as follows:

			Gross and Net Amounts
			of Assets and Liabilities Presented in the
		Consolidated Statement of Assets and Liabilities
			Assets[a]	Liabilities[a]
Derivatives
Swap Contracts			$613,693		$—
[a]Absent event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At May 31, 2015, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Consolidated Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in the	Instruments	Instruments	Cash	Net Amount
	Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
MSCS	$613,693	$—	$—	$ —	$613,693

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

At May 31, 2015, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

Amounts Not Offset in the
Consolidated Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in the	Instruments	Instruments	Cash	Net Amount
	Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
MSCS	$ —	$ —	$ —	$ —	$ —

See Notes 1(b) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 34.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended May 31, 2015, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franklin Pelagos Commodities Strategy Fund (continued)

9. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

		Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
U.S. Government and Agency Securities		$—	$28,906,617	$—	$28,906,617
Options Purchased		2,050	—	—	2,050
Short Term Investments		27,382,038	320,000	—	27,702,038
Total Investments in Securities		$27,384,088	$29,226,617	$—	$56,610,705
Other Financial Instruments
Futures Contracts		$13,967	$—	$—	$13,967
Swap Contracts		—	613,693	—	613,693
Total Other Financial Instruments	$ $	13,967	$613,693	$—	$627,660
Liabilities:
Other Financial Instruments
Futures Contracts		$18,551	$—	$—	$18,551

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services, LLC	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Alternative Strategies Funds and Shareholders of the Franklin Pelagos Commodities Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of the Franklin Pelagos Commodities Strategy Fund (the “Fund”) (one of the funds constituting Franklin Alternative Strategies Funds), as of May 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the periods indicated therein. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Franklin Pelagos Commodities Strategy Fund (one of the funds constituting Franklin Alternative Strategies Funds) at May 31, 2015, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and the consolidated financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 23, 2015

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Edward I. Altman, Ph.D. (1941)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of
Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly, Vice Director, Salomon Center, Stern School of Business, New York University.

Ann Torre Bates (1958)	Trustee	Since 2011	43	Navient Corporation (loan
c/o Franklin Mutual Advisers, LLC				management, servicing and asset
101 John F. Kennedy Parkway				recovery) (2014-present), Ares
Short Hills, NJ 07078-2789				Capital Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Burton J. Greenwald (1929)	Vice Chairman	Vice Chairman	17	Franklin Templeton Emerging Markets
c/o Franklin Mutual Advisers, LLC and Trustee		since April 2015		Debt Opportunities Fund PLC and
101 John F. Kennedy Parkway		and Trustee		Fiduciary International Ireland Limited
Short Hills, NJ 07078-2789		since 2011		(1999-2015).
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly, Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Keith E. Mitchell (1954)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly, Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

David W. Niemiec (1949)	Trustee	Since	42	Emeritus Corporation (assisted
c/o Franklin Mutual Advisers, LLC		April 2015		living) (1999-2010) and OSI
101 John F. Kennedy Parkway				Pharmaceuticals, Inc. (pharmaceutical
Short Hills, NJ 07078-2789				products) (2006-2010).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

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Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Charles Rubens II (1930)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Private investor and president of non-profit organizations; and formerly, an executive of Time, Inc.; and Trustee of Colorado College.

Jan Hopkins Trachtman (1947)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); President, Economic Club of New York; serves on Advisory
Board of Knight Bagehot Fellowship; and formerly, Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of
Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News’ World News Tonight and Editor, CBS Network News.

Robert E. Wade (1946)	Trustee and	Since 2011	43	El Oro Ltd (investments)
c/o Franklin Mutual Advisers, LLC Chairman of				(2003-present).
101 John F. Kennedy Parkway	the Board
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

Gregory H. Williams (1943)	Trustee	Since	16	None
c/o Franklin Mutual Advisers, LLC		April 2015
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly, President, University of Cincinnati (2009-2012); President, The City College of New York
(2001-2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of
Law, University of Iowa (1977-1993).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2011	162	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and Vice Chairman, Investment Company Institute.

**Jennifer M. Johnson (1964) Trustee		Since	9	None
One Franklin Parkway		April 2015
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Operating Officer and Executive Vice President, Franklin Resources Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton Investments; and formerly,
Executive Vice President of Operations and Technology, Franklin Resources Inc. (2005-2010); Senior Vice President, Franklin Resources Inc.
(2003-2005).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2011		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC.;
and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Secretary and	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	Vice President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert G. Kubilis (1973)	Treasurer,	Since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Chief Financial	February 2015
Fort Lauderdale, FL 33301-1923	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of five of the investment companies in Franklin
Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice President	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

William Y. Yun (1959)	President and	Since 2011	Not Applicable	Not Applicable
600 Fifth Avenue	Chief Executive
New York, NY 10020	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; Executive Vice President – Alternative Strategies,
Franklin Resources, Inc.; Chief Executive Officer, Franklin Alternative Strategies Advisers, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of one of the investment companies in Franklin Templeton
Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as officer of Resources, which is the parent company of the Fund’s investment manager and distributor.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 7, 2015, Peter A. Langerman ceased to be a trustee of the Trust.

The Fund’s Board has determined that certain of the members of the Audit Committee, including Ann Torre Bates, are audit committee financial experts, and
“independent,” under those provisions of the Sarbanes-Oxley Act of 2002, and the rules and form amendments adopted by the Securities and Exchange
Commission, relating to audit committee financial experts.

The Statement of Information (SAI) include additional information about board members and is available, without charge, upon request. Shareholders may call
(800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Review of Investment Management Agreement

The Board of Trustees (Board), including the independent trustees, at an in-person meeting held on May 18, 2015, unanimously approved the renewal of the Fund’s investment management agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewal, the independent trustees held two meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the agreement, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of the Fund and its shareholders.

In reaching their decision on the agreement, the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreement. Information furnished included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, asset segregation, portfolio turnover, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin Templeton Investments (FTI) complex in comparison with those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios and performance. They concluded that the report was a reliable resource in the performance of their duties.

In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FTI from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters.

Particular attention was given to the diligent risk management program of the investment manager, including continual monitoring and management of counterparty credit risk and collateral, and attention given to derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to carry out the Fund’s investment objectives. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the SEC’s progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act), which was enacted July 21, 2010, and the compliance of the investment manager with rules and regulations already promulgated by the SEC under such act, as well as the compliance of the investment manager with new rules and regulations promulgated by the U.S. Commodity Futures Trading Commission.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s

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Board Review of Investment Management

Agreement (continued) decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by the investment manager. In this regard, they reviewed the Fund’s actively managed fundamental and quantitative investment philosophy and process and the investment manager’s ability to implement such philosophy and process, including, but not limited to, the investment manager’s trading practices and investment decision processes and efforts to ensure compliance with the Fund’s investment goals, policies and limitations. The Board also considered the investment management services that the investment manager provides to the Cayman Islands-based company, which is wholly owned by the Fund (Cayman Subsidiary).

The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees considered various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges.

The Board considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements. The Board also considered the nature, extent and quality of the services to be provided under the Fund’s other service agreements with affiliates of the investment manager and considered whether, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to Fund shareholders by an affiliate of the investment manager, noting continuing expenditures by management to increase and improve the scope of such services and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue to implement the Fund’s actively managed fundamental and quantitative investment philosophy and process and to provide quality services to the Fund and its shareholders.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND
SHAREHOLDER INFORMATION

INVESTMENT PERFORMANCE. As the Fund commenced operations in December 2011, the trustees reviewed the investment performance of the Fund for the one-, two- and three-year periods ended December 31, 2014. As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund.

In addition, attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund (Class A shares) in comparison to other funds determined comparable by Lipper.

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional commodities general funds. The Fund had total returns in the second-lowest performing quintile for the one-year period ended December 31, 2014, and had annualized total returns for the two- and three-year periods in the middle performing quintile. The Board discussed with management the reasons for the relative underperformance for the one-year period ended December 31, 2014, and efforts being undertaken to address such relative underperformance. While noting such discussions, the Board found such comparative performance to be acceptable.

COMPARATIVE EXPENSES AND PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the losses incurred by the investment manager and its affiliates from their respective relationships with the Fund. As part of the approval process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). The Board considered the extent to which the investment manager may derive ancillary benefits from Fund operations. In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect. The Board also considered the investment management services that the investment manager provides to the Cayman Subsidiary and the related fee waivers that were in place. The Board considered the nature of the services provided by the investment manager to the other mutual fund it subadvises with similar investment objectives as the Fund, the fees that it charges for such services and any potential conflicts.

Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses (including Rule 12b-1 fees) were in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.

The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall U.S. fund business, as well as profitability to the Fund’s investment manager and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2014, the most recent fiscal year-end of Franklin Resources, Inc. The trustees reviewed the basis on which such reports are prepared and the cost allocation

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND
SHAREHOLDER INFORMATION

Board Review of Investment Management

Agreement (continued) methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was reviewed by independent accountants on an every other year basis.

The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability. The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from Fund operations.

ECONOMIES OF SCALE. The Board considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Since the Fund had only commenced operations in December 2011, and due to the limited size of assets under management, the Board concluded that economies of scale were difficult to consider at that time.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $157,500 for the fiscal year ended May 31, 2015 and $142,925 for the fiscal year ended May 31, 2014.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $3,103 for the fiscal year ended May 31, 2015 and $0 for the fiscal year ended May 31, 2014. The services for which these fees were paid include identifying passive foreign investment companies to manage exposure to tax liabilities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $77,000 for the fiscal year ended May 31, 2015 and $77,000 for the fiscal year ended May 31, 2014.  The services for which these fees were paid included technical tax consultation for withholding tax report to foreign governments, application of local country tax laws and tax advice.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $80,103 for the fiscal year ended May 31, 2015 and $77,000 for the fiscal year ended May 31, 2014.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-

End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment

Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/ Robert G. Kubilis

Robert G. Kubilis

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015